UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05387

Franklin Mutual Series Funds
(Exact name of registrant as specified in charter)

101 John F. Kennedy Parkway, Short Hills, NJ 07078-2705
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(210)912-2100

Date of fiscal year end: 12/31

Date of reporting period: 12/31/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Mutual
Series Funds
December 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
Franklin Mutual Beacon Fund
Franklin Mutual Financial Services Fund
Franklin Mutual Global Discovery Fund
Franklin Mutual International Value Fund
Formerly, Franklin Mutual European Fund
Franklin Mutual Quest Fund
Franklin Mutual Shares Fund
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

Franklin Mutual Series Funds

franklintempleton.com
Annual Report
SHAREHOLDER LETTER
Dear Shareholder,
We are pleased to provide the annual report of Franklin
Mutual Series Funds for the 12-month reporting period
ended December 31, 2023. Please read on for a detailed
look at prevailing economic and market conditions during the
Funds’ reporting period and to learn how those conditions
have affected Fund performance.
Special Shareholder Notice
Effective May 1, 2023, Franklin Mutual European Fund
changed its name to Franklin Mutual International Value
Fund. The Fund also changed its primary benchmark,
investment strategy, and lowered its management fee and
expenses.
Subsequent Event Notice
Effective February 29, 2024, Christian Correa, CFA, Chief
Investment Officer, will relinquish his portfolio management responsibilities on the Franklin Mutual Beacon Fund in order to enable him to focus on both leading the overall platform as well as portfolio management responsibilities for the Franklin
Mutual Global Discovery Fund and the Franklin Mutual
Shares Fund.
Effective February 29, 2024, Katrina Dudley, SVP Investment
Strategist, Portfolio Manager and Research Analyst for
Mutual Series will relinquish her portfolio management
responsibilities for the Franklin Mutual Global Discovery
Fund and the Franklin Mutual International Value Fund as
she will be assuming a new role within the company.
On December 14, 2023, the Board of Trustees of Franklin
Mutual Series Funds approved a proposal to reorganize
the Franklin Mutual Financial Services Fund with and into
Franklin Mutual Global Discovery Fund, subject to approval
by shareholders of the Franklin Mutual Financial Services
Fund. It is anticipated that in the first quarter of 2024,
shareholders of the Franklin Mutual Financial Services Fund
will receive a proxy card and a combined Prospectus/Proxy
Statement requesting their votes on the reorganization. If
approved by the shareholders, the transaction is expected to be completed on or about April 26, 2024, but may be delayed
if unforeseen circumstances arise.
As always, we remain committed to providing you with
excellent service and a full spectrum of investment choices.
We also remain committed to supplementing the support you
receive from your financial advisor. One way we accomplish
this is through our website, www.franklintempleton.com .
Here you can gain immediate access to market and
investment information, including:
• Fund prices and performance.
• Market insights and commentaries from our portfolio
Managers, and
• A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,
Christian Correa, CFA
President and Chief Investment Officer
Franklin Mutual Advisers, LLC
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Annual Report

Contents
Franklin Mutual Beacon Fund 3
Franklin Mutual Financial Services Fund 10
Franklin Mutual Global Discovery Fund 17
Franklin Mutual International Value Fund 24
Franklin Mutual Quest Fund 31
Franklin Mutual Shares Fund 38
Financial Highlights and Schedules of Investments 45
Financial Statements 102
Notes to Financial Statements 113
Report of Independent Registered
Public Accounting Firm 146
Tax Information 147
Board Members and Officers 148
Shareholder Information 152
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Annual Report
Franklin Mutual Beacon Fund
Fund Overview
Q. What is the Fund’s investment strategy?
A. The Fund seeks capital appreciation, which may
occasionally be short term. The secondary goal is income.
At Franklin Mutual Series, we are committed to our
distinctive value approach to investing, which we believe
can generate above-average risk-adjusted returns over
time for our shareholders. Our major investment strategy
is investing in undervalued stocks. When selecting
undervalued equities, we are attracted to what we believe
are fundamentally strong companies with healthy balance
sheets, high-quality assets, substantial free cash flow
and shareholder-oriented management teams and whose
stocks are trading at discounts to our assessment of the
companies’ intrinsic or business value. We also look for
asset-rich companies whose shares may be trading at
depressed levels due to concerns over short-term earnings
disappointments, litigation, management strategy or other
perceived negatives. This strict value approach is not only
intended to improve the likelihood of capital appreciation, but also reduces the risk of substantial declines, in our opinion.
While the vast majority of our undervalued equity and debt
investments are made in publicly traded companies globally,
we may invest occasionally in privately held companies as
well.
To a lesser extent, we complement this more traditional
investment strategy with two others. One is distressed
investing, a highly specialized field that has proven quite
profitable during certain periods over the years. Distressed investing is complex and can take many forms. The most
common distressed investment the Fund undertakes is the
purchase of financially troubled or bankrupt companies’ debt at a substantial discount to face value. After the financially distressed company is reorganized, often in bankruptcy
court, the old debt is typically replaced with new securities issued by the financially stronger company.
The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers,
commonly referred to as deals, the target company may
trade at a discount to the bid it ultimately accepts. One
form of arbitrage involves purchasing the target company’s
stock when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a
relatively conservative investment approach, we typically
focus our arbitrage efforts on announced deals, and avoid
rumored deals or other situations we consider relatively
risky. In addition, it is our practice to hedge the Fund’s
currency exposure when we deem it advantageous for our
shareholders.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. Although the market globally rose in 2023, value stocks
underperformed their growth counterparts and overall
returns were generally concentrated in a handful of large
U.S. technology companies. The economic environment
was largely positive for equities. Interest rates climbed in
2023, but the move higher was less pronounced than it
was in 2022. Oil prices finished the year just below where
they began it, inflationary pressures moderated, and
unemployment remained low. Higher bond yields had a
negative impact on certain sectors, like consumer staples
and health care, over the course of the year. Markets were
anticipating a recession coming into 2023 following 2022’s
rate hikes, but the global economy has so far managed to
avoid a significant slowdown and the U.S. Federal Reserve
(Fed), European Central Bank and Bank of England all
appear likely to hold interest rates steady for now. Chinese growth remains a concern as the country’s real estate
industry weakens and its relations with the U.S. remain
tense. We believe our focus on seeking out stocks trading
below our view of their fundamental value, regardless of
benchmark or style-categorization, and with a clearly defined catalyst to help realize that value over time was a benefit
during the year.
Q. How did we respond to these changing market
conditions?
A. We made a significant number of portfolio changes
in 2023 due to high market volatility, reducing or exiting
certain positions that had outsized market appreciation and
reinvesting in businesses we think are well positioned for
the longer term, but which are currently seeing depressed
stock prices. We also added to our exposure in Asia through
Japan-based retailer Seven & I Holdings, South Korea-
based chipmaker Samsung Electronics and Singapore-
based bank DBS Group Holdings.
We reduced the number of companies with higher leverage
by exiting positions in Western Digital, a U.S.-based disk
drive maker, and Elanco Animal Health. Other changes
included swapping some of our energy sector positions for
idiosyncratic reasons (BP for Shell) and with the goal of
diversifying our holdings to include oil services (Suncor for
Schlumberger).

Franklin Mutual Beacon Fund

franklintempleton.com
Annual Report
Performance Overview
The Fund’s Class Z shares posted a +15.48% cumulative
total return for the 12 months ended December 31, 2023.
In comparison, the Fund’s benchmark, the MSCI World
Value Index-NR (USD), which measures the performance of
stocks exhibiting overall value style characteristics in global developed markets, posted a +11.51% cumulative total
return.
1
You can find more of the Fund’s performance data in
the Performance Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
*
Rounds to less than 0.1%.
Q. What were the leading contributors to performance?
A. Several high-quality companies with good long-term
growth profiles that had previously fallen out of favor with the market were among the Fund’s biggest contributors.
Among them were social media firm Meta Platforms and
pharmaceutical company Eli Lilly. After Meta announced
significant cost cuts in 2022, the stock responded positively and subsequent earnings reports were strong as it delivered
on every metric that investors cared about, including better engagement, better monetization of engagement, revenue
acceleration and operating expense discipline. Meanwhile,
earnings at Eli Lilly were solid over the course of the year and it benefited from optimism around its product portfolio
including obesity. We took advantage of the strength in
both stocks to exit our positions during the year, swapping
Meta for entertainment company Disney and trimming our
overall health care exposure following the sale of Lilly.
Building products firm Ferguson was a notable contributor,
as earnings have been strong in recent quarters and the
strength of their business was not well reflected in valuation.
We believe the company has balanced exposure to end
markets and is well positioned to grow in both the residential and non-residential markets over time. In our view,
Ferguson’s competitive advantage is its scaled business
model, which generates a flywheel effect of strong organic
growth, margin expansion, and free cash flow generation.
Q. What were the leading detractors from performance?
A. A position in U.S. bank SVB Financial was a major
detractor after the bank failed in early 2023. The bank
suffered from a rapid run on its deposits in March 2023
Geographic Composition
12/31/23
% of Total
Net Assets
United States 61.3%
Netherlands 6.9%
Switzerland 6.3%
France 5.9%
United Kingdom 4.3%
South Korea 3.4%
Singapore 3.0%
Germany 2.7%
Australia 2.6%
Japan 2.4%
Other
*
0.0%
Short-Term Investments & Other Net Assets 1.2%
Top 10 Industries
12/31/23
% of Total
Net Assets
a
Pharmaceuticals 9.9%
Banks 9.8%
Insurance 4.8%
Textiles, Apparel & Luxury Goods 4.8%
Trading Companies & Distributors 3.8%
Health Care Equipment & Supplies 3.8%
Capital Markets 3.6%
Oil, Gas & Consumable Fuels 3.6%
Technology Hardware, Storage & Peripherals 3.4%
Machinery 3.4%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
50
.

Franklin Mutual Beacon Fund

franklintempleton.com
Annual Report
in the wake of its attempt to raise capital following losses on the sale of its U.S. Treasuries portfolio. A position in
industrials firm Johnson Controls International, which makes
HVAC systems, detracted from relative results in the sector
amid weak financial results, uncertainty around its 2024
guidance and as the company overcomes the impact of a
cyberattack. U.K.-based tobacco company British American
Tobacco (BAT) detracted from relative results. The stock
struggled in the quarter and over the course of 2023 amid
fears about increased U.S. regulatory risks, particularly
surrounding menthol cigarettes. A federal ban could reduce
earnings. Additionally, BAT’s new chief executive lowered
the company’s earnings guidance for 2024 and 2025 as it
invests more in “heat-not-burn” products and in the U.S.
to bolster its position. As a result, BAT does not expect to return to mid-single digit growth until 2026. We believe that given the regulatory uncertainty in the U.S., challenges with new product categories and current challenges related to
ESG investing, the stock may continue to face near-term
headwinds.
Subsequent to period-end, effective February 29, 2024,
Christian Correa, CFA, Chief Investment Officer, will
relinquish his portfolio management responsibilities on the
Franklin Mutual Beacon Fund to enable him to focus on both
leading the overall platform as well as portfolio management responsibilities for the Franklin Mutual Global Discovery
Fund and the Franklin Mutual Shares Fund.
Thank you for your participation in Franklin Mutual
Beacon Fund. We look forward to continuing to serve your
investment needs.
Christian Correa, CFA
Mandana Hormozi
Aman Gupta, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/23
Company
Industry, Country
% of Total
Net Assets
a a
JPMorgan Chase & Co. 4.1%
Banks, United States
Ferguson plc 3.8%
Trading Companies & Distributors, United States
Medtronic plc 3.8%
Health Care Equipment & Supplies, United
States
BlackRock, Inc. 3.6%
Capital Markets, United States
Shell plc 3.6%
Oil, Gas & Consumable Fuels, Netherlands
Novartis AG 3.6%
Pharmaceuticals, Switzerland
Samsung Electronics Co. Ltd. 3.4%
Technology Hardware, Storage & Peripherals,
South Korea
Parker-Hannifin Corp. 3.4%
Machinery, United States
Heineken NV 3.4%
Beverages, Netherlands
Reckitt Benckiser Group plc 3.3%
Household Products, United Kingdom

Performance Summary as of December 31, 2023
Franklin Mutual Beacon Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; For other share classes, visit franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
Z
1-Year +15.48% +15.48%
5-Year +54.79% +9.13%
10-Year +93.19% +6.81%
A
4
1-Year +15.19% +8.82%
5-Year +52.86% +7.64%
10-Year +88.27% +5.93%
See page 8 for Performance Summary footnotes.

Franklin Mutual Beacon Fund
Performance Summary

franklintempleton.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class Z
(
12/31/13–12/31/23)
Class A
(12/31/13–12/31/23)

Franklin Mutual Beacon Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. The investment style may become out of favor, which may have a negative impact on performance.
International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased vola-
tility. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG consid-
erations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. MSCI World Value Index-NR (USD) is a free float-adjusted, market capitalization-weighted index designed to measure the performance of stocks exhibiting overall value style characteristics in global developed markets. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(1/1/23–12/31/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
Z $0.3197 $0.6518 $0.9715
A $0.2805 $0.6518 $0.9323
C $0.1541 $0.6518 $0.8059
R $0.2447 $0.6518 $0.8965
R6 $0.3297 $0.6518 $0.9815
Total Annual Operating Expenses
6
Share Class
Z 0.77%
A 1.02%

Your Fund’s Expenses
Franklin Mutual Beacon Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $1,073.41 $3.98 $1,021.37 $3.88 0.76%
A $1,000 $1,072.50 $5.28 $1,020.11 $5.15 1.01%
C $1,000 $1,068.20 $9.18 $1,016.33 $8.95 1.76%
R $1,000 $1,070.60 $6.58 $1,018.85 $6.42 1.26%
R6 $1,000 $1,073.40 $3.76 $1,021.58 $3.67 0.72%

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Annual Report
Franklin Mutual Financial Services Fund
On December 14, 2023, the Board of Trustees of Franklin
Mutual Series Funds approved a proposal to reorganize
the Franklin Mutual Financial Services Fund with and into
Franklin Mutual Global Discovery Fund, subject to approval
by shareholders of the Franklin Mutual Financial Services
Fund. It is anticipated that in the first quarter of 2024,
shareholders of the Franklin Mutual Financial Services Fund
will receive a proxy card and a combined Prospectus/Proxy
Statement requesting their votes on the reorganization. If
approved by the shareholders, the transaction is expected to be completed on or about April 26, 2024, but may be delayed
if unforeseen circumstances arise.
Fund Overview
Q. What is the Fund’s investment strategy?
A. The Fund seeks capital appreciation, which may
occasionally be short term. Its secondary goal is income.
We strive to provide investors with superior risk-adjusted
returns over time through our distinctive, value investment
style, which includes investments in undervalued common
stocks, and to a significantly lesser extent, distressed debt and merger arbitrage. Rigorous fundamental analysis drives
our investment process. We attempt to determine each
investment’s intrinsic value as well as the price at which
we would be willing to commit shareholder Funds. While
valuation remains our key consideration, we utilize numerous fundamental factors such as return on equity, financial
leverage and long-term earnings power. We also consider
factors such as management quality and competitive
position. As always, our approach to investing is as much
about assessing risk and containing losses as it is about
achieving profits. In addition, it is our practice to hedge the
Fund’s currency exposure when we deem it advantageous
for our shareholders.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. Although the market globally rose in 2023, value stocks
underperformed their growth counterparts and overall
returns were generally concentrated in a handful of large
U.S. technology companies. The economic environment
was largely positive for equities. Interest rates climbed in
2023, but the move higher was less pronounced than it
was in 2022. Oil prices finished the year just below where
they began it, inflationary pressures moderated, and
unemployment remained low. Higher bond yields had a
negative impact on certain value sectors, like consumer
staples, over the course of the year. Markets were
anticipating a recession coming into 2023 following 2022’s
rate hikes, but the global economy has so far managed to
avoid a significant slowdown and the U.S. Federal Reserve
(Fed), European Central Bank and Bank of England all
appear likely to hold interest rates steady for now. Chinese growth remains a concern as the country’s real estate
industry weakens and its relations with the U.S. remain
tense. We believe our focus on seeking out stocks trading
below our view of their fundamental value, regardless of
benchmark or style-categorization, and with a clearly defined catalyst to help realize that value over time was a benefit
during the year.
Q. How did we respond to these changing market
conditions?
A. We have continued to actively manage the portfolio’s
bank exposure by adding to select U.S. regional and large
banks following the March 2023 sell-off and dislocation. In
addition, we initiated a position in Progressive Insurance,
a high-quality personal line insurer. The stock came under
significant pressure following the company’s update of
adverse development and rising loss content. We view
this as a high-quality company and have confidence that
management will return to historical profitability and growth rates in the medium term. We added to the real estate
managers and REITs sector following the significant sell-off in the space over concerns about real estate prices. We also exited Willis Towers Watson after the company continued
to disappoint on its turnaround efforts. They have fallen
significantly short of expectations, leading to us closing the position. Lastly, we trimmed various insurance names during
the period as the stocks have generally performed well.
Geographic Composition
12/31/23
% of Total
Net Assets
United States 57.6%
Netherlands 11.0%
Ireland 6.5%
Italy 3.6%
Jordan 3.5%
Germany 3.3%
France 3.0%
Spain 2.0%
United Kingdom 1.5%
China 1.2%
Austria 1.2%
Singapore 1.0%
Other 0.9%
Short-Term Investments & Other Net Assets 3.7%

Franklin Mutual Financial Services Fund

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Annual Report
Performance Overview
The Fund’s Class Z shares posted a +12.30% cumulative
total return for the 12 months ended December 31, 2023.
For comparison, the Fund’s primary benchmark, the MSCI
World Financials Index-NR (USD), which captures large- and
mid-cap financials sector representation across developed
market countries, posted a +16.16% cumulative total return.
1
Also for comparison, the Standard & Poor’s
®
500 (S&P 500
®
)
Financials Index, which consists of all financial stocks in
the S&P 500
®
, posted a +12.15% cumulative total return.
1
You can find more of the Fund’s performance data in the
Performance Summary beginning on page 13 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Q. What were the leading contributors to performance?
A. Italian bank UniCredit contributed to relative results, after strong earnings results. Higher interest rates in Europe have had a positive impact on net interest income, fees have
climbed, and the bank has been able to control costs through headcount reductions and operating efficiencies. Credit has
also been strong, and UniCredit has been able to generate
capital that it is returning to shareholders. The bank also
increased its full-year net interest income guidance and sees
2024 operating income matching 2023 levels. International
General Insurance Holdings contributed to relative results.
The company reported strong earnings for its latest quarter, driven by good underwriting results. Net written premiums
were up 18% year-over-year, and rate increases for
insurance were up nearly 10% and 27% for its reinsurance
book. Despite a sharp rise over the past year, the stock still trades at only 90% of its tangible book value. The company
is positive in its near-term outlook and is cautiously optimistic that the rate it is charging on insurance today is above loss cost inflation. Capital One, a U.S.-based bank, contributed
to relative performance over the period. Its earnings for the latest quarter were strong, as revenue rose on an increase
in both net interest income and fee income compared with
the prior quarter, while its net interest margin rose, reflecting higher yields and lower deposit costs. Capital One’s loan
growth was modest, and credit quality remained strong.
However, the Consumer Financial Protection Bureau’s
proposals on late fees remains an overhang on the stock.
Q. What were the leading detractors from performance?
A. A position in U.S. bank SVB Financial was a major
detractor after the bank failed in early 2023. The bank
suffered from a rapid run on its deposits in March 2023
in the wake of its attempt to raise capital following losses on the sale of its U.S. Treasuries portfolio. Direct Line
Insurance Group was a detractor. The U.K.-based insurer
preannounced disappointing earnings and suspended the
final dividend of 2022 early in the year. A combination of
high weather losses and third-party claims, coupled with
increased inflation, resulted in higher loss expenses for
Direct Line. As a result of these operational stresses, the
board made the decision to remove the chief executive
officer. Citizens Financial Group, a U.S.-based bank,
detracted from relative results following the collapse of SVB
Financial and resulting stresses in the broader banking
system. Recent financial results have also been weak.
Net interest income and net interest margins remain under
pressure as it continued to see higher despite costs and
weaker loan growth.
Portfolio Composition
12/31/23
% of Total
Net Assets
Banks 38.1%
Insurance 27.1%
Financial Services 10.1%
Capital Markets 6.3%
Consumer Finance 3.8%
Household Durables 3.6%
Trading Companies & Distributors 2.9%
Real Estate Management & Development 2.6%
Professional Services 1.8%
Short-Term Investments & Other Net Assets 3.7%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
57
.

Franklin Mutual Financial Services Fund

franklintempleton.com
Annual Report
Thank you for your participation in Franklin Mutual Financial
Services Fund. We look forward to continuing to serve your
investment needs.
Andrew Dinnhaupt, CFA
Luis Hernandez
Portfolio Managers
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/23
Company
Industry, Country
% of Total
Net Assets
A a
ASR Nederland NV 4.3%
Insurance, Netherlands
JPMorgan Chase & Co. 4.3%
Banks, United States
Voya Financial, Inc. 4.0%
Financial Services, United States
Hartford Financial Services Group, Inc. (The) 3.9%
Insurance, United States
PNC Financial Services Group, Inc. (The) 3.9%
Banks, United States
Everest Group Ltd. 3.8%
Insurance, United States
Capital One Financial Corp. 3.8%
Consumer Finance, United States
Columbia Banking System, Inc. 3.7%
Banks, United States
NN Group NV 3.6%
Insurance, Netherlands
UniCredit SpA 3.6%
Banks, Italy

Performance Summary as of December 31, 2023
Franklin Mutual Financial Services Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; For other share classes, visit franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
Z
1-Year +12.30% +12.30%
5-Year +47.62% +8.10%
10-Year +88.66% +6.55%
A
4
1-Year +12.03% +5.85%
5-Year +45.87% +6.63%
10-Year +83.84% +5.68%
See page 15 for Performance Summary footnotes.

Franklin Mutual Financial Services Fund
Performance Summary

franklintempleton.com
Annual Report
See page 15 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class Z
(
12/31/13–12/31/23)
Class A
(12/31/13–12/31/23)

Franklin Mutual Financial Services Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. The investment style may become out of favor, which may have a negative impact on performance.
To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The manager may consider environmental, social and governance (ESG)
criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The MSCI World Financials Index-NR (USD) captures large- and mid-cap financials sector representation across developed market countries. Net Return
(NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding. The S&P 500
®
Financials Index is market capitalization-weighted and consists of all financial stocks in the S&P 500
®
. The S&P 500
®
is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(1/1/23–12/31/23)
Share Class
Net Investment
Income
Z $0.6395
A $0.5757
C $0.3125
R6 $0.6653
Total Annual Operating Expenses
6
Share Class
Z 1.06%
A 1.31%

Your Fund’s Expenses
Franklin Mutual Financial Services Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $1,157.65 $5.92 $1,019.72 $5.54 1.09%
A $1,000 $1,156.20 $7.27 $1,018.46 $6.81 1.34%
C $1,000 $1,152.00 $11.32 $1,014.69 $10.60 2.09%
R6 $1,000 $1,158.50 $5.41 $1,020.19 $5.06 0.99%

franklintempleton.com
Annual Report
Franklin Mutual Global Discovery Fund
Fund Overview
Q. What is the Fund’s investment strategy?
A. The Fund seeks capital appreciation. At Franklin Mutual
Series, we are committed to our distinctive value approach
to investing, which we believe can generate above-average
risk-adjusted returns over time for our shareholders. Our
major investment strategy is investing in undervalued stocks.
When selecting undervalued equities, we are attracted to
what we believe are fundamentally strong companies with
healthy balance sheets, high-quality assets, substantial free cash flow and shareholder-oriented management teams and
whose stocks are trading at discounts to our assessment
of the companies’ intrinsic or business value. We also look
for asset-rich companies whose shares may be trading at
depressed levels due to concerns over short-term earnings
disappointments, litigation, management strategy or other
perceived negatives. This strict value approach is not only
intended to improve the likelihood of capital appreciation, but also reduces the risk of substantial declines, in our opinion.
While the vast majority of our undervalued equity and debt
investments are made in publicly traded companies globally,
we may invest occasionally in privately held companies as
well.
To a lesser extent, we complement this more traditional
investment strategy with two others. One is distressed
investing, a highly specialized field that has proven quite
profitable during certain periods over the years. Distressed investing is complex and can take many forms. The most
common distressed investment the Fund undertakes is the
purchase of financially troubled or bankrupt companies’ debt at a substantial discount to face value. After the financially distressed company is reorganized, often in bankruptcy
court, the old debt is typically replaced with new securities issued by the financially stronger company.
The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers,
commonly referred to as deals, the target company may
trade at a discount to the bid it ultimately accepts. One
form of arbitrage involves purchasing the target company’s
stock when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a
relatively conservative investment approach, we typically
focus our arbitrage efforts on announced deals, and avoid
rumored deals or other situations we consider relatively
risky. In addition, it is our practice to hedge the Fund’s
currency exposure when we deem it advantageous for our
shareholders.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. Although the market globally rose in 2023, value stocks
underperformed their growth counterparts and overall
returns were generally concentrated in a handful of large
U.S. technology companies. The economic environment
was largely positive for equities. Interest rates climbed in
2023, but the move higher was less pronounced than it
was in 2022. Oil prices finished the year just below where
they began it, inflationary pressures moderated, and
unemployment remained low. Higher bond yields had a
negative impact on certain value sectors, like consumer
staples, over the course of the year. Markets were
anticipating a recession coming into 2023 following 2022’s
rate hikes, but the global economy has so far managed to
avoid a significant slowdown and the U.S. Federal Reserve
(Fed), European Central Bank and Bank of England all
appear likely to hold interest rates steady for now. Chinese growth remains a concern as the country’s real estate
industry weakens and its relations with the U.S. remain
tense. We believe our focus on seeking out stocks trading
below our view of their fundamental value, regardless of
benchmark or style-categorization, and with a clearly defined catalyst to help realize that value over time was a benefit
during the year.
Q. How did we respond to these changing market
conditions?
A. While keeping the Fund quite fully invested, we used
price dispersion which was present in different areas of the market at different points in time to find opportunities across various industries. We were active in adding new positions
in high-quality companies that were trading at what we
Geographic Composition
12/31/23
% of Total
Net Assets
United States 54.9%
Germany 8.0%
France 7.3%
Japan 6.8%
United Kingdom 4.8%
Netherlands 4.5%
Switzerland 3.9%
Ireland 2.3%
South Korea 2.0%
Singapore 1.7%
Australia 1.7%
Other
*
0.0%
Short-Term Investments & Other Net Assets 2.1%
*
Rounds to less than 0.1%.

Franklin Mutual Global Discovery Fund

franklintempleton.com
Annual Report
viewed as attractive valuations. Within the financials sector, for instance, we exited two positions in European banks
that had performed relatively well for the Fund, Spain-based
CaixaBank and Netherlands-based ING Groep, and shifted
into higher quality banks like PNC Financial Services in the
U.S., BNP Paribas in France and DBS Group Holdings in
Singapore.
We also added positions in U.S. shipping firm United Parcel
Service, building products distributor Ferguson, Swiss
luxury goods company Richemont and consumer health firm
Kenvue. We believe all are higher quality names trading at
appealing valuations.
Many of the disposals during the year were in merger
arbitrage deals that didn’t pan out, such as First Horizon.
We also sold companies that struggled with turning around
their businesses and the catalysts that we had originally
anticipated never materialized. Examples included Western
Digital, a U.S.-based disk drive maker, and Wells Fargo, a
U.S.-based bank.
Performance Overview
The Fund’s Class Z shares posted a +20.58% cumulative
total return for the 12 months ended December 31, 2023.
In comparison, the Fund’s benchmark, the MSCI World
Value Index-NR (USD), which measures the performance of
stocks exhibiting overall value style characteristics in global developed markets, posted a +11.51% cumulative total
return.
1
You can find more of the Fund’s performance data in
the Performance Summary beginning on page 20 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Q. What were the leading contributors to performance?
A. Social media platform Meta Platforms was a significant
relative contributor. After it announced significant cost cuts in 2022, the stock responded positively and subsequent
earnings reports were strong as Meta delivered on
most key metrics investors cared about, including better
engagement, better monetization of engagement, revenue
acceleration, and operating expense discipline. Japan-based
semiconductor firm Renesas Electronics benefited from
strong earnings during the year amid solid demand from
Japanese auto customers despite weakness elsewhere in
the business. Overall, we believe Renesas can emerge from
the current downturn in a stronger position, and it is lowering lead times, working with customers on inventory, trying
to integrate Wi-Fi and Bluetooth into more products and
improving working capital management. U.S. homebuilder
DR Horton contributed to relative performance following a
series of strong earnings reports. The company’s margins
have remained resilient despite a higher mortgage rate
environment. Cycle times continue to recover, as labor and
material availability improve. DR Horton also provided strong fiscal 2024 guidance on an expected increase in home
closings.
Q. What were the leading detractors from performance?
A. U.K.-based tobacco company British American Tobacco
(BAT) detracted from relative results. The stock struggled in the quarter and over the course of 2023 amid fears about
increased U.S. regulatory risks, particularly surrounding
menthol cigarettes. A federal ban could reduce earnings.
Additionally, BAT’s new chief executive lowered the
company’s earnings guidance for 2024 and 2025 as it
invests more in “heat not burn” products and in the U.S.
to bolster its position. As a result, BAT does not expect to return to mid-single digit growth until 2026. We believe that given the regulatory uncertainty in the U.S., challenges
with new product categories and current challenges related
Top 10 Industries
12/31/23
% of Total
Net Assets
a
Health Care Providers & Services 7.4%
Banks 7.1%
Pharmaceuticals 6.7%
Financial Services 6.0%
Oil, Gas & Consumable Fuels 5.7%
Trading Companies & Distributors 4.1%
Food Products 3.8%
Insurance 3.6%
Personal Care Products 3.5%
Diversified Telecommunication Services 2.5%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
65
.

Franklin Mutual Global Discovery Fund

franklintempleton.com
Annual Report
to ESG investing, the stock may continue to face near-
term headwinds. U.S.-based insurance firm Willis Towers
Watson was a notable detractor. We exited the position
as the company had not gained any traction on two of
the three legs of our investment thesis-organic growth,
margin expansion, and free cash flow improvement. While
organic growth improved following significant hiring, margin expansion has been fleeting and the company’s free cash
flow continues to come under pressure from restructuring
charges. U.S.-pharmacy and health care services firm CVS
Health detracted from relative results. Stock weakness was
due to concerns about potential regulation on pharmacy
benefits managers. Also, CVS experienced higher-than-
expected medical cost for its Medicare Advantage business.
We like CVS because we view its valuation as too low, and
the market has not given the company enough credit for its
future growth prospects. CVS targeted at least 6% earnings
per share (EPS) growth at its December 2023 Investor Day.
It expects EPS growth will be even higher in 2025 due to
improved Medicare Advantage star ratings. Achieving these
results will likely help improve its valuation, in our view.
Subsequent to period-end, effective February 29, 2024,
Katrina Dudley, SVP Investment Strategist, Portfolio
Manager and Research Analyst for Mutual Series will
relinquish her portfolio management responsibilities for the
Franklin Mutual Global Discovery Fund and the Franklin
Mutual International Value Fund as she will be assuming a
new role within the company.
Thank you for your participation in Franklin Mutual Global
Discovery Fund. We look forward to continuing to serve your
investment needs.
Christian Correa, CFA
Katrina Dudley, CFA
Timothy Rankin, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/23
Company
Industry, Country
% of Total
Net Assets
a a
Deutsche Telekom AG 2.5%
Diversified Telecommunication Services,
Germany
Shell plc 2.5%
Oil, Gas & Consumable Fuels, Netherlands
Global Payments, Inc. 2.3%
Financial Services, United States
Medtronic plc 2.3%
Health Care Equipment & Supplies, United
States
CVS Health Corp. 2.3%
Health Care Providers & Services, United States
AerCap Holdings NV 2.3%
Trading Companies & Distributors, Ireland
Novartis AG 2.3%
Pharmaceuticals, Switzerland
BNP Paribas SA 2.1%
Banks, France
Siemens AG 2.1%
Industrial Conglomerates, Germany
Elevance Health, Inc. 2.1%
Health Care Providers & Services, United States

Performance Summary as of December 31, 2023
Franklin Mutual Global Discovery Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; For other share classes, visit franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
Z
1-Year +20.58%
4
+20.58%
4
5-Year +63.92% +10.39%
10-Year +84.54% +6.32%
A
5
1-Year +20.27%
4
+13.64%
5-Year +61.86% +8.87%
10-Year +79.80% +5.45%
See page 22 for Performance Summary footnotes.

Franklin Mutual Global Discovery Fund
Performance Summary

franklintempleton.com
Annual Report
See page 22 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class Z
(12/31/13–12/31/23)
Class A
(12/31/13–12/31/23)

Franklin Mutual Global Discovery Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. The investment style may become out of favor, which may have a negative impact on performance.
International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased vola-
tility. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG consid-
erations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund’s prospectus available at the time of publication. Net expenses are capped under a contractual agreement, which cannot be terminated prior to 4/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 12/31/22 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
5. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
6. Source: FactSet. MSCI World Value Index-NR (USD) is a free float-adjusted, market capitalization-weighted index designed to measure the performance of stocks exhibiting overall value style characteristics in global developed markets. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(1/1/23–12/31/23)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
Z $0.4935 $0.7016 $0.9801 $2.1752
A $0.4189 $0.7016 $0.9801 $2.1006
C $0.1329 $0.7016 $0.9801 $1.8146
R $0.3431 $0.7016 $0.9801 $2.0248
R6 $0.5171 $0.7016 $0.9801 $2.1988
Total Annual Operating Expenses
7
Share Class
Z 0.95%
A 1.20%

Your Fund’s Expenses
Franklin Mutual Global Discovery Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $1,085.57 $5.02 $1,020.40 $4.86 0.95%
A $1,000 $1,084.10 $6.33 $1,019.14 $6.13 1.20%
C $1,000 $1,080.10 $10.24 $1,015.36 $9.92 1.95%
R $1,000 $1,082.60 $7.63 $1,017.88 $7.39 1.45%
R6 $1,000 $1,086.10 $4.63 $1,020.76 $4.49 0.88%

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Annual Report
Franklin Mutual International Value Fund
Formerly, Franklin Mutual European Fund
Effective May 1, 2023, Franklin Mutual European Fund
changed its name to Franklin Mutual International Value
Fund. The Fund also changed its primary benchmark,
investment strategy, and lowered its management fee and
expenses.
Fund Overview
Q. What is the Fund’s investment strategy?
A. The Fund seeks capital appreciation, which may
occasionally be short term. Its secondary goal is income.
Under normal market conditions, the Fund invests at least
80% of its net assets in securities of issuers outside the
U.S. We follow a distinctive value investment approach that
combines investments in what we believe are undervalued
common stocks with, to a lesser extent, stressed or
distressed company debt investing and merger arbitrage.
Our style aims to provide our shareholders with superior
risk-adjusted results over time. We employ rigorous,
fundamental analysis to find compelling situations. In our
opinion, successful investing is as much about assessing
risk and containing losses as it is about achieving profits.
In choosing investments, we look at the market price of an
individual company’s securities relative to our evaluation of its fundamental value based on factors including book value, cash flow generation, long-term earnings potential and
earnings multiples. The Fund may invest up to 25% of its
net assets in securities from emerging markets. In addition, the Fund currently invests the equity portion of its portfolio primarily to predominantly in mid- and large-cap companies,
with the remaining portion of its equity portfolio in smaller companies. We may invest in bankrupt or stressed or
distressed companies if we believe the market overreacted
to adverse developments or failed to appreciate positive
changes, including restructuring. The Fund may also, from
time to time, attempt to hedge currency exposure and hedge
against market risk using a variety of derivatives when we
deem it advantageous to the Fund.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. Equity markets ended 2023 how they began with strong
performance and investors optimistic that central banks
might conclude their rate hiking campaigns. However,
markets fluctuated throughout the year, reflecting both
thematic and idiosyncratic activity. From a thematic
perspective, rising interest rates, which contributed to
financial sector difficulty in March 2023, roiled equity
markets. Rates rose much of the year, though at a slower
pace than in 2022. Higher bond yields had a negative impact
on certain bond-proxy value sectors. Central banks paused
rate increases towards the end of 2023. Weak demand
and real estate sector difficulties in China, which affected
Asian and European businesses, also influenced markets,
particularly value sector industries such as building materials and metals and mining. Continued inflationary pressure,
the strength of which began to decrease in late 2023, also
periodically weighed on investor sentiment, as did concerns
over office occupancy and leasing, which affected the real
estate sector.
Conversely, pockets of positive employment and consumer
spending data, many stronger-than-expected earnings
reports, as well as the rebirth of inflation and anticipation of meaningful regulatory shifts in Japan, contributed to
upward non-U.S. market movement. Non-U.S. markets
generally rose in 2023, with value stocks marginally
outperforming their growth counterparts. This outcome was
vastly different than in the U.S., where positive returns were generally concentrated in a handful of large U.S. technology companies. If inflationary pressure continues to abate, an
employed consumer continues to spend, and bond yields fall
and remain below previous highs, we may see flows back
into bond-proxy sectors which could further support value
performance, in our opinion.
Q. How did we respond to these changing market
conditions?
A. We think investor fear of slowing global economic
growth caused price dispersion in several areas of the
market throughout the year. We used this dislocation to find opportunities across various industries. We think investing in companies that are trading at a discount compared to their
Geographic Composition
12/31/23
% of Total
Net Assets
Japan 20.6%
Netherlands 16.1%
Germany 13.6%
France 9.9%
United Kingdom 8.1%
Switzerland 5.3%
United States 4.3%
Australia 3.5%
South Korea 3.4%
Singapore 3.0%
Italy 2.9%
Ireland 2.4%
Norway 2.1%
China 1.4%
Israel 1.0%
Short-Term Investments & Other Net Assets 2.4%

Franklin Mutual International Value Fund

franklintempleton.com
Annual Report
fundamental value may provide an amplified opportunity
for stock price appreciation once sentiment improves. In
addition, choosing companies with a clearly defined catalyst to help realize that value over time was a benefit during the year, as was being able to determine where not to invest.
Performance Overview
The Fund’s Class Z shares posted a +16.71% cumulative
total return for the 12 months ended December 31, 2023.
For comparison, the Fund’s new primary benchmark, the
MSCI EAFE Value Index-NR (Unhedged), which measures
the performance of large and mid-cap stocks exhibiting
overall value style characteristics across developed market
countries around the world, excluding the U.S. and Canada,
posted a +18.95% cumulative total return,
1
while its prior
primary benchmark, the MSCI Europe Value Index-NR
(Local Currency), which measures the performance of
stocks exhibiting overall value style characteristics in
European developed markets, posted a +14.21% cumulative
total return.
2
The Fund’s prior secondary benchmark, the
MSCI Europe Value Index-NR (USD), posted a +19.65%
cumulative total return.
2
You can find more of the Fund’s
performance data in the Performance Summary beginning
on page 27 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Q. What were the leading contributors to performance?
A. Italian bank UniCredit contributed to relative results, after strong earnings results. Higher interest rates in Europe
have had a positive impact on net interest income, fees
have climbed, and the bank has been able to control costs
through headcount reductions and operating efficiencies.
Credit has also been strong, and UniCredit has been able to
generate capital that it is returning to shareholders. The bank also increased its full-year net interest income guidance and sees 2024 operating income matching 2023 levels. German
chemicals company Covestro was a contributor in 2023,
after Abu Dhabi National Oil Company (ADNOC) approached
the company about a potential offer to buy the company,
and Covestro eventually agreed to enter open-ended
discussions with ADNOC. Japan-based semiconductor firm
Renesas Electronics benefited from strong earnings during
the year amid solid demand from Japanese auto customers
despite weakness elsewhere in the business. Overall, we
believe Renesas can emerge from the current downturn in
a stronger position, and it is lowering lead times, working
with customers on inventory, trying to integrate Wi-Fi and
Bluetooth into more products and improving working capital
management.
Q. What were the leading detractors from performance?
A. France-based transportation services firm Alstom
detracted from relative performance. The company
announced that cash flow for the full year would be negative after previously guiding to significantly positive free cash flow. They blamed a buildup in inventory, contract delays in the U.K. and lower down payments due to a slippage in the
order book. Direct Line Insurance Group was a detractor.
The U.K.-based insurer preannounced disappointing
earnings and suspended the final dividend of 2022 early in
the year. A combination of high weather losses and third-
party claims, coupled with increased inflation, resulted in
higher loss expenses for Direct Line. As a result of these
operational stresses, the board made the decision to remove
the chief executive officer. ASR Nederland, a Dutch insurer,
Top 10 Industries
12/31/23
% of Total
Net Assets
a
Banks 12.6%
Oil, Gas & Consumable Fuels 7.2%
Diversified Telecommunication Services 6.7%
Metals & Mining 5.6%
Pharmaceuticals 5.5%
Insurance 5.4%
Aerospace & Defense 4.2%
Automobile Components 3.9%
Beverages 3.6%
Technology Hardware, Storage & Peripherals 3.4%
1. Source: FactSet.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
75
.

Franklin Mutual International Value Fund

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Annual Report
detracted from relative results over the 12-month period.
Nonetheless, the company has seen positive trends in both
its life and non-life insurance businesses in recent quarters, and organic capital generation has been strong, driven
by higher rates. We expect that the synergies and capital
benefits from the Aegon acquisition will start to come through by the end of 2023. Furthermore, it announced a universal
settlement regarding the sale of unit-linked life policies that will end all current litigation and remove any overhang. ASR will set aside €250 million to settle all claims. The deal is not expected to have an impact on the company’s capital
management or dividend policy.
Q. Were there any significant changes to the Fund
during the reporting period?
A. During the period, we transitioned the Fund to an
international Fund. In preparation, we had been reviewing
potential new names outside of Europe for addition to the
Fund and thinking through implications for the broader
portfolio. We are now able to execute on a wider opportunity set. As part of this transition, we have added significant
exposure to the Japanese market. In addition, repositioning
the Fund affords us more options in the technology space.
Previously, we had looked in Europe for these opportunities.
Now, we can invest in companies across a wider geographic
region, particularly Asia where there is a larger concentration of technology companies.
In addition, throughout the year we reduced or exited
positions that have done well and built-up exposure to areas where the Fund lacked exposure. As previously mentioned,
we added to our exposure in Asia and Japan and reduced
the number of companies with high levels of leverage. Within
Asia, we added a position in Japan-based retailer Seven &
I, South Korea-based chipmaker Samsung Electronics and
Singapore-based bank DBS Group Holdings.
Effective May 1, 2023, Timothy Rankin was added as a
Portfolio Manager of the Fund.
Subsequent to period-end, effective February 29, 2024,
Katrina Dudley, SVP Investment Strategist, Portfolio
Manager and Research Analyst for Mutual Series will
relinquish her portfolio management responsibilities for the
Franklin Mutual Global Discovery Fund and the Franklin
Mutual International Value Fund as she will be assuming a
new role within the company.
Thank you for your participation in Franklin Mutual
International Value Fund. We look forward to continuing to
serve your investment needs.
Mandana Hormozi
Co-Lead Portfolio Manager
Todd Ostrow
Co-Lead Portfolio Manager
Katrina Dudley, CFA
Timothy Rankin, CFA
Portfolio Managers
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/23
Company
Industry, Country
% of Total
Net Assets
a a
Shell plc 4.0%
Oil, Gas & Consumable Fuels, Netherlands
Rio Tinto plc 3.5%
Metals & Mining, Australia
BNP Paribas SA 3.4%
Banks, France
Samsung Electronics Co. Ltd. 3.4%
Technology Hardware, Storage & Peripherals,
South Korea
Novartis AG 3.2%
Pharmaceuticals, Switzerland
BP plc 3.1%
Oil, Gas & Consumable Fuels, United Kingdom
DBS Group Holdings Ltd. 3.0%
Banks, Singapore
Siemens AG 3.0%
Industrial Conglomerates, Germany
Seven & i Holdings Co. Ltd. 2.9%
Consumer Staples Distribution & Retail, Japan
NN Group NV 2.9%
Insurance, Netherlands

Performance Summary as of December 31, 2023
Franklin Mutual International Value Fund

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Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; For other share classes, visit franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
Z
1-Year +16.71%
4
+16.71%
4
5-Year +54.81% +9.13%
10-Year +50.63% +4.18%
A
5
1-Year +16.45%
4
+10.07%
5-Year +52.87% +7.63%
10-Year +46.79% +3.33%
See page 29 for Performance Summary footnotes.

Franklin Mutual International Value Fund
Performance Summary

franklintempleton.com
Annual Report
See page 29 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class Z
(
12/31/13–12/31/23)
Class A
(12/31/13–12/31/23)

Franklin Mutual International Value Fund
Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. The investment style may become out of favor, which may have a negative impact on performance.
International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a fund that is more broadly diversified geographically. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contractual agreement, which cannot be terminated prior to 4/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 12/31/22 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
5. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
6. Source: FactSet. The MSCI EAFE Value Index-NR (Unhedged) captures large and mid cap securities exhibiting overall value style characteristics across developed market countries around the world, excluding the U.S. and Canada. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. The MSCI Europe Value Index-NR (Local Currency and USD) is a market capitalization-weighted index designed to measure the performance of stocks exhibiting overall value style characteristics in European developed markets. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(1/1/23–12/31/23)
Share Class
Net Investment
Income
Z $0.5393
A $0.4844
C $0.2575
R $0.4190
R6 $0.5443
Total Annual Operating Expenses
7
Share Class
Z 0.92%
A 1.17%

Your Fund’s Expenses
Franklin Mutual International Value Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $1,055.69 $4.82 $1,020.51 $4.74 0.93%
A $1,000 $1,054.60 $6.11 $1,019.26 $6.01 1.18%
C $1,000 $1,050.50 $9.97 $1,015.48 $9.80 1.93%
R $1,000 $1,053.00 $7.41 $1,017.99 $7.28 1.43%
R6 $1,000 $1,056.40 $4.44 $1,020.89 $4.36 0.86%

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Franklin Mutual Quest Fund
Fund Overview
Q. What is the Fund’s investment strategy?
A. The Fund seeks capital appreciation, which may
occasionally be short term. The secondary goal is income.
At Franklin Mutual Series, we are committed to our
distinctive value approach to investing, which we believe
can generate above-average risk-adjusted returns over
time for our shareholders. Our major investment strategy
is investing in undervalued stocks. When selecting
undervalued equities, we are attracted to what we believe
are fundamentally strong companies with healthy balance
sheets, high-quality assets, substantial free cash flow
and shareholder-oriented management teams and whose
stocks are trading at discounts to our assessment of the
companies’ intrinsic or business value. We also look for
asset-rich companies whose shares may be trading at
depressed levels due to concerns over short-term earnings
disappointments, litigation, management strategy or other
perceived negatives. This strict value approach is not only
intended to improve the likelihood of capital appreciation, but also reduces the risk of substantial declines, in our opinion.
While the vast majority of our undervalued equity and debt
investments are made in publicly traded companies globally,
we may invest occasionally in privately held companies as
well.
To a lesser extent, we complement this more traditional
investment strategy with two others. One is distressed
investing, a highly specialized field that has proven quite
profitable during certain periods over the years. Distressed investing is complex and can take many forms. The most
common distressed investment the Fund undertakes is the
purchase of financially troubled or bankrupt companies’ debt at a substantial discount to face value. After the financially distressed company is reorganized, often in bankruptcy
court, the old debt is typically replaced with new securities issued by the financially stronger company.
The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers,
commonly referred to as deals, the target company may
trade at a discount to the bid it ultimately accepts. One
form of arbitrage involves purchasing the target company’s
stock when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a
relatively conservative investment approach, we typically
focus our arbitrage efforts on announced deals, and avoid
rumored deals or other situations we consider relatively
risky. In addition, it is our practice to hedge the Fund’s
currency exposure when we deem it advantageous for our
shareholders.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. Although the market globally rose in 2023, value stocks
underperformed their growth counterparts and overall
returns were generally concentrated in a handful of large
U.S. technology companies. The economic environment
was largely positive for equities. Interest rates climbed in
2023, but the move higher was less pronounced than it
was in 2022. Oil prices finished the year just below where
they began it, inflationary pressures moderated, and
unemployment remained low. Higher bond yields had a
negative impact on certain value sectors, like consumer
staples, over the course of the year. Markets were
anticipating a recession coming into 2023 following 2022’s
rate hikes, but the global economy has so far managed to
avoid a significant slowdown and the U.S. Federal Reserve
(Fed), European Central Bank and Bank of England all
appear likely to hold interest rates steady for now. Chinese growth remains a concern as the country’s real estate
industry weakens and its relations with the U.S. remain
tense. We believe our focus on seeking out stocks trading
below our view of their fundamental value, regardless of
benchmark or style-categorization, and with a clearly defined catalyst to help realize that value over time was a benefit
during the year.
Q. How did we respond to these changing market
conditions?
A. In equities, we recently maintained positioning in
defensive sectors including large pharmaceutical companies,
looked for opportunities to add to our industrials exposure
given the weakness and are focused on balancing our
bank and insurance weighting given the divergence of
Geographic Composition
12/31/23
% of Total
Net Assets
United States 68.0%
United Kingdom 6.8%
Netherlands 4.6%
Germany 3.8%
Switzerland 2.6%
Japan 2.2%
France 2.0%
Australia 1.7%
Ireland 1.4%
Other 2.0%
Short-Term Investments & Other Net Assets 4.9%

Franklin Mutual Quest Fund

franklintempleton.com
Annual Report
performance. Within our special situations investments,
we added to performing credit, while our merger arbitrage
exposure has decreased due to deals that have closed.
Performance Overview
The Fund’s Class Z shares posted a +10.51% cumulative
total return for the 12 months ended December 31, 2023. In
comparison, the blended 70% MSCI World Value Index-NR
(USD) + 30% Bloomberg U.S. Corporate High Yield Index
(Blended Benchmark), posted a +12.17% cumulative total
return.
1
Also for comparison, the MSCI World Value Index-
NR (USD), which is designed to measure the performance
of stocks exhibiting overall value style characteristics in
global developed markets, posted a +11.51% cumulative
total return.
2
Additionally, the Bloomberg U.S. Corporate High
Yield Index, which measures the performance of the U.S.
dollar-denominated, high-yield, fixed-rate corporate bond
market, defined as the middle or lower ratings of Moody’s,
Standard & Poor’s and Fitch (Ba1/BB+/BB+ or below),
posted a +13.45% cumulative total return.
2
You can find
more of the Fund’s performance data in the Performance
Summary beginning on page 34 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Q. What were the leading contributors to performance?
A. German chemicals company Covestro was a contributor
in 2023, after Abu Dhabi National Oil Company (ADNOC)
approached the company about a potential offer to buy the
company, and Covestro eventually agreed to enter open-
ended discussions with ADNOC. U.S. pharmaceutical
company Eli Lilly contributed as earnings were solid over
the course of the year and it benefited from optimism about
its obesity treatment, an end-market where the firm is
well positioned. We sold our long-held position in Lilly as
we believed the run-up in the stock adequately reflected
substantial positive pipeline progress. Japan-based auto
parts maker Denso supported relative results as it saw
an easing chip shortage and ongoing benefits from auto
industry electrification. It boosted its dividend, announced stock buybacks, and will likely reduce crossholdings. We
view these as positive corporate governance moves in
Japan.
Q. What were the leading detractors from performance?
A. A merger arbitrage position in U.S. bank First Horizon
dented relative results, after the deal with Canada’s TD Bank was canceled amid concerns about regulatory scrutiny. A
position in U.S. bank SVB Financial was a major detractor
after the bank failed in early 2023. The bank suffered from
a rapid run on its deposits in March 2023 in the wake of
its attempt to raise capital following losses on the sale of its U.S. Treasuries portfolio. U.K.-based tobacco company
British American Tobacco (BAT) detracted from relative
results. The stock struggled in the quarter and over the
course of 2023 amid fears about increased U.S. regulatory
risks, particularly surrounding menthol cigarettes. A federal ban could reduce earnings. Additionally, BAT’s new chief
executive lowered the company’s earnings guidance for
2024 and 2025 as it invests more in “heat not burn” products and in the U.S. to bolster its position. As a result, BAT does not expect to return to mid-single digit growth until 2026.
We believe that given the regulatory uncertainty in the
U.S., challenges with new product categories and current
challenges related to ESG investing, the stock may continue
to face near-term headwinds.
Top 10 Industries
12/31/23
% of Total
Net Assets
a
Insurance 7.3%
Banks 6.5%
Pharmaceuticals 5.8%
Communications Equipment 5.7%
Health Care Providers & Services 5.5%
Media 3.8%
Financial Services 3.7%
Software 3.3%
Oil, Gas & Consumable Fuels 3.0%
Metals & Mining 2.9%
1. Source: FactSet. The Blended Benchmark was calculated internally.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 84.

Franklin Mutual Quest Fund

franklintempleton.com
Annual Report
Thank you for your participation in Franklin Mutual
Quest Fund. We look forward to continuing to serve your
investment needs.
Keith Luh, CFA
Andrew Dinnhaupt, CFA
Portfolio Managers
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/23
Company
Industry, Country
% of Total
Net Assets
a a
Sorenson Communications LLC 4.7%
Communications Equipment, United States
British American Tobacco plc 2.4%
Tobacco, United Kingdom
Neptune BidCo US, Inc. 2.4%
Commercial Services & Supplies, United States
Elevance Health, Inc. 2.3%
Health Care Providers & Services, United States
CVS Health Corp. 2.3%
Health Care Providers & Services, United States
Reckitt Benckiser Group plc 2.0%
Household Products, United Kingdom
Global Payments, Inc. 2.0%
Financial Services, United States
Wells Fargo & Co. 1.9%
Banks, United States
PNC Financial Services Group, Inc. (The) 1.8%
Banks, United States
Walt Disney Co. (The) 1.8%
Entertainment, United States

Performance Summary as of December 31, 2023
Franklin Mutual Quest Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; For other share classes, visit franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
Z
1-Year +10.51% +10.51%
5-Year +26.64% +4.84%
10-Year +43.27% +3.66%
A
4
1-Year +10.26% +4.21%
5-Year +25.02% +3.39%
10-Year +39.54% +2.80%
See page 36 for Performance Summary footnotes.

Franklin Mutual Quest Fund
Performance Summary

franklintempleton.com
Annual Report
See page 36 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class Z
(
12/31/13–12/31/23)
Class A
(12/31/13–12/31/23)

Franklin Mutual Quest Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. The investment style may become out of favor, which may have a negative impact on performance.
International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a fund that is more broadly diversified geographically. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The Blended Benchmark (70% MSCI World Value Index-NR (USD) + 30% Bloomberg U.S. Corporate High Yield Index) is a combination of leading global stock and U.S. high-yield bond indexes. The MSCI World Value Index-NR (USD) is a free float-adjusted, market capitalization-weighted index designed to measure the performance of stocks exhibiting overall value style characteristics in global developed markets. The Bloomberg U.S. Corporate High Yield Index measures the performance of the U.S. dollar-denominated, high-yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, S&P and Fitch is Ba1/
BB+/ BB+ or below. Bonds from issuers with an emerging markets (EM) country of risk, based on Bloomberg EM country definition, are excluded. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(1/1/23–12/31/23)
Share Class
Net Investment
Income
Z $0.6299
A $0.5950
C $0.4835
R $0.5622
R6 $0.6366
Total Annual Operating Expenses
6
Share Class
Z 0.78%
A 1.03%

Your Fund’s Expenses
Franklin Mutual Quest Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $1,094.96 $4.04 $1,021.35 $3.89 0.76%
A $1,000 $1,093.20 $5.35 $1,020.09 $5.16 1.01%
C $1,000 $1,089.50 $9.29 $1,016.32 $8.96 1.76%
R $1,000 $1,092.30 $6.67 $1,018.83 $6.43 1.26%
R6 $1,000 $1,094.80 $3.80 $1,021.58 $3.66 0.72%

franklintempleton.com
Annual Report
Franklin Mutual Shares Fund
Fund Overview
Q. What is the Fund’s investment strategy?
A. The Fund seeks capital appreciation, which may
occasionally be short term. The secondary goal is income.
At Franklin Mutual Series, we are committed to our
distinctive value approach to investing, which we believe
can generate above-average risk-adjusted returns over
time for our shareholders. Our major investment strategy
is investing in undervalued stocks. When selecting
undervalued equities, we are attracted to what we believe
are fundamentally strong companies with healthy balance
sheets, high-quality assets, substantial free cash flow
and shareholder-oriented management teams and whose
stocks are trading at discounts to our assessment of the
companies’ intrinsic or business value. We also look for
asset-rich companies whose shares may be trading at
depressed levels due to concerns over short-term earnings
disappointments, litigation, management strategy or other
perceived negatives. This strict value approach is not only
intended to improve the likelihood of capital appreciation, but also reduces the risk of substantial declines, in our opinion.
While the vast majority of our undervalued equity and debt
investments are made in publicly traded companies globally,
we may invest occasionally in privately held companies as
well.
To a lesser extent, we complement this more traditional
investment strategy with two others. One is distressed
investing, a highly specialized field that has proven quite
profitable during certain periods over the years. Distressed investing is complex and can take many forms. The most
common distressed investment the Fund undertakes is the
purchase of financially troubled or bankrupt companies’ debt at a substantial discount to face value. After the financially distressed company is reorganized, often in bankruptcy
court, the old debt is typically replaced with new securities issued by the financially stronger company.
The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers,
commonly referred to as deals, the target company may
trade at a discount to the bid it ultimately accepts. One
form of arbitrage involves purchasing the target company’s
stock when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a
relatively conservative investment approach, we typically
focus our arbitrage efforts on announced deals, and avoid
rumored deals or other situations we consider relatively
risky. In addition, it is our practice to hedge the Fund’s
currency exposure when we deem it advantageous for our
shareholders.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. U.S. equity markets ended 2023 how they began with
strong performance and investors optimistic that the U.S.
Federal Reserve (Fed) might conclude its rate hiking
campaign. However, markets fluctuated throughout the year,
reflecting both thematic and idiosyncratic activity. From a
thematic perspective, rising interest rates, which contributed to financial sector difficulty in March 2023, roiled equity
markets. Value indices, heavily weighted towards financial
companies, began to lag their growth counterparts, defying
consensus expectations that rising rates would dampen
growth stock performance. Rates rose much of the year,
though at a slower pace than in 2022. Higher bond yields
had a negative impact on certain bond-proxy value sectors.
The Fed paused rate increases towards the end of 2023.
Continued inflationary pressure, the strength of which
began to decrease in late 2023, also periodically weighed
on investor sentiment. Conversely, pockets of positive
employment and consumer spending data, many stronger-
than-expected earnings reports contributed to upward
market movement.
Q. How did we respond to these changing market
conditions?
A. We view the current environment as a truly fundamentally
driven stock picking market. As bottom-up investors, we look for dislocation in the markets to provide us with opportunities to buy over-discounted entities. Recently, we executed
several strategic trades. We opened equity positions in
WillScot Mobile Mini, AerCap Holdings, PNC Financial
Services Group and International Flavors and Fragrances.
We also increased our debt holdings by adding bonds issued
by Michaels Companies and American Airlines, which we
feel offer an attractive risk/return profile given the higher rate environment and credit profile of the issuers.
Geographic Composition
*
12/31/23
% of Total
Net Assets
United States 89.4%
United Kingdom 3.5%
Switzerland 2.3%
Ireland 1.3%
Other
†,
‡
0.0%
Short-Term Investments & Other Net Assets 3.5%
*
The Fund held 7.1% of total net assets in foreign securities.
†
Rounds to less than 0.1%.
‡
Includes financial instruments determined to have no value.

Franklin Mutual Shares Fund

franklintempleton.com
Annual Report
Performance Overview
The Fund’s Class Z shares posted a +13.93% cumulative
total return for the 12 months ended December 31, 2023.
For comparison, the Fund’s benchmark, the Russell 1000
®
Value Index, which measures the performance of the large-
cap value segment of the U.S. equity universe, posted a
+11.46% cumulative total return for the period under review.
1
You can find more of the Fund’s performance data in the
Performance Summary beginning on page 41 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Q. What were the leading contributors to performance?
A. U.S. homebuilder DR Horton contributed to relative
performance following another strong earnings report.
The company’s margins have remained resilient despite a
higher mortgage rate environment. Cycle times continue
to recover, as labor and material availability improve. DR
Horton also provided strong fiscal 2024 guidance on an
expected increase in home closings. U.S. industrials firm
Parker-Hannifin was a major contributor in 2023, as the
company reported consistently strong earnings during the
year and its aerospace division was a standout. Although the company has significantly improved returns and reduced its
cyclicality it trades at a sizable discount to high-quality peers despite its strong growth and returns profile. Social media
platform Meta Platforms was a significant relative contributor.
After it announced significant cost cuts in 2022, the stock
responded positively and subsequent earnings reports were
strong as Meta delivered on every metric investor’s cared
about, including better engagement, better monetization of
engagement, revenue acceleration, and operating expense
discipline.
Q. What were the leading detractors from performance?
A. A position in U.S. bank SVB Financial was a major
detractor after the bank failed in early 2023. The bank
suffered from a rapid run on its deposits in March 2023 in
the wake of its attempt to raise capital following losses on the sale of its U.S. Treasuries portfolio. U.K.-based tobacco company British American Tobacco (BAT) detracted from
relative results. The stock struggled in the quarter and
over the course of 2023 amid fears about increased U.S.
regulatory risks, particularly surrounding menthol cigarettes.
A federal ban could reduce earnings. Additionally, BAT’s new chief executive lowered the company’s earnings guidance for
2024 and 2025 as it invests more in heat-not-burn products
and in the U.S. to bolster its position. As a result, BAT does not expect to return to mid-single digit growth until 2026.
We believe that given the regulatory uncertainty in the
Top 10 Industries
12/31/23
% of Total
Net Assets
a
Banks 7.2%
Pharmaceuticals 6.7%
Financial Services 6.4%
Oil, Gas & Consumable Fuels 5.9%
Health Care Providers & Services 5.8%
Software 4.9%
Professional Services 4.1%
Media 4.0%
Health Care Equipment & Supplies 3.7%
Trading Companies & Distributors 3.4%
Top 10 Holdings
12/31/23
Company
Industry, Country
% of Total
Net Assets
a a
JPMorgan Chase & Co. 3.4%
Banks, United States
CVS Health Corp. 2.6%
Health Care Providers & Services, United States
Kraft Heinz Co. (The) 2.5%
Food Products, United States
Global Payments, Inc. 2.4%
Financial Services, United States
CBRE Group, Inc. 2.3%
Real Estate Management & Development,
United States
Merck & Co., Inc. 2.3%
Pharmaceuticals, United States
Brixmor Property Group, Inc. 2.3%
Retail REITs, United States
Novartis AG 2.2%
Pharmaceuticals, Switzerland
Chevron Corp. 2.2%
Oil, Gas & Consumable Fuels, United States
Medtronic plc 2.2%
Health Care Equipment & Supplies, United
States
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
97
.

Franklin Mutual Shares Fund

franklintempleton.com
Annual Report
U.S., challenges with new product categories and current
challenges related to ESG investing, the stock may continue
to face near-term headwinds. U.S.-based insurance firm
Willis Towers Watson was a notable detractor. We exited the
position as the company had not gained any traction on two
of the three legs of our investment thesis organic growth,
margin expansion, and free cash flow improvement. While
organic growth improved following significant hiring, margin expansion has been fleeting and the company’s free cash
flow continues to come under pressure from restructuring
charges.
Thank you for your participation in Franklin Mutual
Shares Fund. We look forward to continuing to serve your
investment needs.
Christian Correa, CFA
Grace Hoefig
Portfolio Managers
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2023
Franklin Mutual Shares Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; For other share classes, visit franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
Z
1-Year +13.93% +13.93%
5-Year +48.77% +8.27%
10-Year +76.27% +5.83%
A
4
1-Year +13.64% +7.40%
5-Year +46.94% +6.78%
10-Year +71.80% +4.96%
See page 43 for Performance Summary footnotes.

Franklin Mutual Shares Fund
Performance Summary

franklintempleton.com
Annual Report
See page 43 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class Z
(12/31/13–12/31/23)
Class A
(12/31/13–12/31/23)

Franklin Mutual Shares Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. The investment style may become out of favor, which may have a negative impact on performance.
International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The Russell 1000
®
Value Index is market capitalization weighted and measures the performance of those Russell 1000
®
Index companies with relatively
lower price-to-book ratios and lower forecasted growth rates. Russell 1000
®
Index is market capitalization weighted and measures the performance of the approximately
1,000 largest companies in the Russell 3000
®
Index, which represents the majority of the U.S. market’s total capitalization.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(1/1/23–12/31/23)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
Z $0.5043 $0.0444 $0.9024 $1.4511
A $0.4455 $0.0444 $0.9024 $1.3923
C $0.0173 $0.0444 $0.9024 $0.9641
R $0.3819 $0.0444 $0.9024 $1.3287
R6 $0.5162 $0.0444 $0.9024 $1.4630
Total Annual Operating Expenses
6
Share Class
Z 0.75%
A 1.00%

Your Fund’s Expenses
Franklin Mutual Shares Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $1,080.25 $3.93 $1,021.43 $3.82 0.75%
A $1,000 $1,079.00 $5.24 $1,020.17 $5.09 1.00%
C $1,000 $1,075.60 $9.12 $1,016.42 $8.86 1.74%
R $1,000 $1,077.50 $6.54 $1,018.91 $6.35 1.25%
R6 $1,000 $1,080.80 $3.69 $1,021.66 $3.59 0.70%

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class Z
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.37 $17.96 $16.48 $16.40 $13.76
Income from investment operations
a
:
Net investment income
b
......................... 0.35 0.28 0.26 0.51
c
0.33
Net realized and unrealized gains (losses) ........... 1.84 (2.45) 2.45 0.12 3.06
Total from investment operations .................... 2.19 (2.17) 2.71 0.63 3.39
Less distributions from:
Net investment income .......................... (0.32) (0.23) (0.37) (0.45) (0.36)
Net realized gains ............................. (0.65) (1.19) (0.86) (0.10) (0.39)
Total distributions ............................... (0.97) (1.42) (1.23) (0.55) (0.75)
Net asset value, end of year ....................... $15.59 $14.37 $17.96 $16.48 $16.40
Total return .................................... 15.48% (11.67)% 16.68% 4.08% 24.96%
Ratios to average net assets
Expenses
d,e
.................................... 0.77% 0.77% 0.81% 0.82% 0.81%
f
Expenses - incurred in connection with securities sold short —% —%
g
0.01% 0.02% 0.02%
Net investment income ........................... 2.32% 1.73% 1.41% 3.56%
c
2.11%
Supplemental data
Net assets, end of year (000’s) ..................... $2,106,341 $2,010,947 $2,508,213 $2,320,077 $2,600,744
Portfolio turnover rate ............................ 44.54% 49.68% 40.89% 42.37% 30.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.56%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.19 $17.76 $16.30 $16.24 $13.63
Income from investment operations
a
:
Net investment income
b
......................... 0.31 0.23 0.21 0.47
c
0.29
Net realized and unrealized gains (losses) ........... 1.81 (2.42) 2.43 0.10 3.03
Total from investment operations .................... 2.12 (2.19) 2.64 0.57 3.32
Less distributions from:
Net investment income .......................... (0.28) (0.19) (0.32) (0.41) (0.32)
Net realized gains ............................. (0.65) (1.19) (0.86) (0.10) (0.39)
Total distributions ............................... (0.93) (1.38) (1.18) (0.51) (0.71)
Net asset value, end of year ....................... $15.38 $14.19 $17.76 $16.30 $16.24
Total return
d
................................... 15.19% (11.91)% 16.46% 3.75% 24.69%
Ratios to average net assets
Expenses
e,f
.................................... 1.02% 1.02% 1.06% 1.07% 1.06%
g
Expenses - incurred in connection with securities sold short —% —%
h
0.01% 0.02% 0.02%
Net investment income ........................... 2.07% 1.48% 1.16% 3.32%
c
1.86%
Supplemental data
Net assets, end of year (000’s) ..................... $829,104 $798,281 $987,817 $893,378 $1,028,482
Portfolio turnover rate ............................ 44.54% 49.68% 40.89% 42.37% 30.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.28 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.33%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.32 $17.88 $16.37 $16.29 $13.65
Income from investment operations
a
:
Net investment income
b
......................... 0.20 0.12 0.08 0.39
c
0.17
Net realized and unrealized gains (losses) ........... 1.81 (2.43) 2.43 0.06 3.04
Total from investment operations .................... 2.01 (2.31) 2.51 0.45 3.21
Less distributions from:
Net investment income .......................... (0.15) (0.06) (0.14) (0.27) (0.18)
Net realized gains ............................. (0.65) (1.19) (0.86) (0.10) (0.39)
Total distributions ............................... (0.80) (1.25) (1.00) (0.37) (0.57)
Net asset value, end of year ....................... $15.53 $14.32 $17.88 $16.37 $16.29
Total return
d
................................... 14.28% (12.55)% 15.55% 2.96% 23.74%
Ratios to average net assets
Expenses
e,f
.................................... 1.77% 1.77% 1.80% 1.82% 1.81%
g
Expenses - incurred in connection with securities sold short —% —%
h
0.01% 0.02% 0.02%
Net investment income ........................... 1.32% 0.75% 0.43% 2.75%
c
1.11%
Supplemental data
Net assets, end of year (000’s) ..................... $17,359 $18,813 $27,853 $35,273 $52,620
Portfolio turnover rate ............................ 44.54% 49.68% 40.89% 42.37% 30.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.28 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.76%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.97 $17.51 $16.09 $16.03 $13.46
Income from investment operations
a
:
Net investment income
b
......................... 0.27 0.19 0.16 0.44
c
0.24
Net realized and unrealized gains (losses) ........... 1.77 (2.38) 2.40 0.09 3.01
Total from investment operations .................... 2.04 (2.19) 2.56 0.53 3.25
Less distributions from:
Net investment income .......................... (0.24) (0.16) (0.28) (0.37) (0.29)
Net realized gains ............................. (0.65) (1.19) (0.86) (0.10) (0.39)
Total distributions ............................... (0.89) (1.35) (1.14) (0.47) (0.68)
Net asset value, end of year ....................... $15.12 $13.97 $17.51 $16.09 $16.03
Total return .................................... 14.87% (12.08)% 16.12% 3.49% 24.33%
Ratios to average net assets
Expenses
d,e
.................................... 1.27% 1.27% 1.31% 1.32% 1.31%
f
Expenses - incurred in connection with securities sold short —% —%
g
0.01% 0.02% 0.02%
Net investment income ........................... 1.82% 1.22% 0.92% 3.16%
c
1.61%
Supplemental data
Net assets, end of year (000’s) ..................... $1,348 $1,329 $1,388 $1,262 $1,769
Portfolio turnover rate ............................ 44.54% 49.68% 40.89% 42.37% 30.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.28 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.17%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.37 $17.96 $16.47 $16.40 $13.75
Income from investment operations
a
:
Net investment income
b
......................... 0.31 0.30 0.26 0.53
c
0.34
Net realized and unrealized gains (losses) ........... 1.88 (2.46) 2.47 0.10 3.07
Total from investment operations .................... 2.19 (2.16) 2.73 0.63 3.41
Less distributions from:
Net investment income .......................... (0.33) (0.24) (0.38) (0.46) (0.37)
Net realized gains ............................. (0.65) (1.19) (0.86) (0.10) (0.39)
Total distributions ............................... (0.98) (1.43) (1.24) (0.56) (0.76)
Net asset value, end of year ....................... $15.58 $14.37 $17.96 $16.47 $16.40
Total return .................................... 15.48% (11.61)% 16.83% 4.08% 25.13%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.73% 0.71% 0.77% 0.78% 0.76%
Expenses net of waiver and payments by affiliates
d,e
..... 0.72% 0.70% 0.75% 0.75% 0.74%
Expenses - incurred in connection with securities sold short —% —%
f
0.01% 0.02% 0.02%
Net investment income ........................... 2.06% 1.83% 1.39% 3.67%
c
2.18%
Supplemental data
Net assets, end of year (000’s) ..................... $236,837 $101,313 $151,226 $70,839 $90,220
Portfolio turnover rate ............................ 44.54% 49.68% 40.89% 42.37% 30.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.68%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
e
Benefit of expense reduction rounds to less than 0.01%.
f
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments, December 31, 2023
Franklin Mutual Beacon Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.8%
Aerospace & Defense 3.2%
Airbus SE ........................................... France 655,446 $ 101,272,553
Air Freight & Logistics 2.9%
United Parcel Service, Inc., B ............................ United States 586,658 92,240,237
Automobile Components 0.0%
†
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 2,846,329 83,975
Banks 9.8%
BNP Paribas SA ...................................... France 1,234,583 85,748,134
DBS Group Holdings Ltd. ............................... Singapore 3,788,035 95,802,240
JPMorgan Chase & Co. ................................. United States 776,378 132,061,898
313,612,272
Beverages 3.4%
Heineken NV ........................................ Netherlands 1,057,575 107,463,658
Building Products 3.0%
Johnson Controls International plc ......................... United States 1,647,024 94,934,463
Capital Markets 3.6%
BlackRock, Inc. ....................................... United States 141,416 114,801,509
Consumer Staples Distribution & Retail 2.4%
Seven & i Holdings Co. Ltd. .............................. Japan 1,950,033 77,136,622
Containers & Packaging 1.9%
International Paper Co. ................................. United States 1,689,780 61,085,547
Diversified Telecommunication Services 2.7%
Deutsche Telekom AG .................................. Germany 3,538,452 85,087,631
Energy Equipment & Services 2.1%
Schlumberger NV ..................................... United States 1,289,156 67,087,678
Entertainment 3.3%
b
Walt Disney Co. (The) .................................. United States 1,151,648 103,982,298
Financial Services 3.1%
Global Payments, Inc. .................................. United States 782,887 99,426,649
Health Care Equipment & Supplies 3.8%
Medtronic plc ........................................ United States 1,458,744 120,171,331
Health Care Providers & Services 2.5%
Elevance Health, Inc. .................................. United States 172,492 81,340,328
Household Products 3.3%
Reckitt Benckiser Group plc ............................. United Kingdom 1,509,142 104,148,196
Insurance 4.8%
Hartford Financial Services Group, Inc. (The) ................ United States 1,089,730 87,592,498
Progressive Corp. (The) ................................ United States 421,026 67,061,021
154,653,519
Machinery 3.4%
Parker-Hannifin Corp. .................................. United States 236,009 108,729,346
Media 3.0%
b
Charter Communications, Inc., A .......................... United States 242,684 94,326,417
Metals & Mining 2.6%
Rio Tinto plc ......................................... Australia 1,113,652 82,844,424

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels 3.6%
Shell plc ............................................ Netherlands 3,486,954 $ 114,155,694
Personal Care Products 3.2%
Haleon plc .......................................... United States 25,006,211 102,394,283
Pharmaceuticals 9.9%
GSK plc ............................................ United States 5,491,054 101,427,333
Merck & Co., Inc. ..................................... United States 922,111 100,528,541
Novartis AG, ADR ..................................... Switzerland 1,128,819 113,976,854
315,932,728
Retail REITs 2.0%
Brixmor Property Group, Inc. ............................. United States 2,807,885 65,339,484
Software 2.3%
Gen Digital, Inc. ...................................... United States 3,227,439 73,650,158
Technology Hardware, Storage & Peripherals 3.4%
Samsung Electronics Co. Ltd. ............................ South Korea 1,802,658 108,827,526
Textiles, Apparel & Luxury Goods 4.8%
Cie Financiere Richemont SA ............................ Switzerland 625,540 86,397,027
Tapestry, Inc. ........................................ United States 1,820,189 67,001,157
153,398,184
Tobacco 1.0%
British American Tobacco plc ............................. United Kingdom 1,094,538 32,029,060
Trading Companies & Distributors 3.8%
Ferguson plc ......................................... United States 626,667 120,990,598
Total Common Stocks (Cost $2,496,509,464) ....................................
3,151,146,368
Companies in Liquidation 0.0%
a,b,d
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 5,229,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $2,496,509,464) .............................
3,151,146,368
a
Short Term Investments 0.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.9%
e
FHLB, 1/02/24 ....................................... United States 30,000,000 29,982,667
Total U.S. Government and Agency Securities (Cost $29,995,667) .................
29,982,667
Total Short Term Investments (Cost $29,995,667 ) ................................
29,982,667
a
Total Investments (Cost $2,526,505,131) 99.7% ..................................
$3,181,129,035
Other Assets, less Liabilities 0.3% .............................................
9,859,272
Net Assets 100.0% ...........................................................
$3,190,988,307
a a a

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See A bbreviations on page 145 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 15 regarding fair value measurements.
b
Non-income producing.
c
See Note 10 regarding restricted securities.
d
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
e
The security was issued on a discount basis with no stated coupon rate.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Financial Services Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class Z
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $23.72 $25.51 $20.89 $22.78 $19.46
Income from investment operations
a
:
Net investment income
b
......................... 0.56 0.61 0.46 0.18 0.38
Net realized and unrealized gains (losses) ........... 2.34 (1.83) 4.54 (1.72) 3.38
Total from investment operations .................... 2.90 (1.22) 5.00 (1.54) 3.76
Less distributions from:
Net investment income .......................... (0.64) (0.57) (0.38) (0.35) (0.44)
Net asset value, end of year ....................... $25.98 $23.72 $25.51 $20.89 $22.78
Total return .................................... 12.30% (4.76)% 23.98% (6.70)% 19.32%
Ratios to average net assets
Expenses
c
..................................... 1.08%
d
1.06%
d
1.12%
d
1.14%
d
1.10%
Net investment income ........................... 2.36% 2.54% 1.87% 0.99% 1.80%
Supplemental data
Net assets, end of year (000’s) ..................... $113,698 $114,507 $128,352 $104,183 $139,189
Portfolio turnover rate ............................ 18.21% 31.16% 28.64% 28.18% 17.06%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Financial Services Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $23.80 $25.59 $20.95 $22.85 $19.52
Income from investment operations
a
:
Net investment income
b
......................... 0.50 0.55 0.40 0.26 0.33
Net realized and unrealized gains (losses) ........... 2.35 (1.83) 4.56 (1.86) 3.38
Total from investment operations .................... 2.85 (1.28) 4.96 (1.60) 3.71
Less distributions from:
Net investment income .......................... (0.58) (0.51) (0.32) (0.30) (0.38)
Net asset value, end of year ....................... $26.07 $23.80 $25.59 $20.95 $22.85
Total return
c
................................... 12.03% (4.99)% 23.70% (6.95)% 19.06%
Ratios to average net assets
Expenses
d
.................................... 1.32%
e
1.31%
e
1.37%
e
1.39%
e
1.35%
Net investment income ........................... 2.10% 2.30% 1.62% 1.42% 1.55%
Supplemental data
Net assets, end of year (000’s) ..................... $224,751 $230,921 $259,203 $209,222 $278,968
Portfolio turnover rate ............................ 18.21% 31.16% 28.64% 28.18% 17.06%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Financial Services Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $23.68 $25.41 $20.78 $22.65 $19.32
Income from investment operations
a
:
Net investment income
b
......................... 0.33 0.38 0.20 0.12 0.18
Net realized and unrealized gains (losses) ........... 2.31 (1.83) 4.52 (1.86) 3.32
Total from investment operations .................... 2.64 (1.45) 4.72 (1.74) 3.50
Less distributions from:
Net investment income .......................... (0.31) (0.28) (0.09) (0.13) (0.17)
Net asset value, end of year ....................... $26.01 $23.68 $25.41 $20.78 $22.65
Total return
c
................................... 11.21% (5.71)% 22.74% (7.66)% 18.15%
Ratios to average net assets
Expenses
d
.................................... 2.07%
e
2.07%
e
2.12%
e
2.14%
e
2.10%
Net investment income ........................... 1.41% 1.58% 0.83% 0.69% 0.80%
Supplemental data
Net assets, end of year (000’s) ..................... $12,088 $18,260 $25,503 $27,498 $46,132
Portfolio turnover rate ............................ 18.21% 31.16% 28.64% 28.18% 17.06%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Financial Services Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $23.88 $25.68 $21.03 $22.93 $19.58
Income from investment operations
a
:
Net investment income
b
......................... 0.57 0.62 0.47 0.33 0.42
Net realized and unrealized gains (losses) ........... 2.39 (1.82) 4.58 (1.85) 3.40
Total from investment operations .................... 2.96 (1.20) 5.05 (1.52) 3.82
Less distributions from:
Net investment income .......................... (0.67) (0.60) (0.40) (0.38) (0.47)
Net asset value, end of year ....................... $26.17 $23.88 $25.68 $21.03 $22.93
Total return .................................... 12.45% (4.66)% 24.09% (6.57)% 19.51%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.09% 1.08% 1.19% 1.16% 1.05%
Expenses net of waiver and payments by affiliates
c
...... 1.00% 0.95% 1.02% 1.02% 0.97%
Net investment income ........................... 2.42% 2.55% 1.89% 1.83% 1.93%
Supplemental data
Net assets, end of year (000’s) ..................... $4,097 $2,086 $2,995 $2,191 $2,931
Portfolio turnover rate ............................ 18.21% 31.16% 28.64% 28.18% 17.06%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments, December 31, 2023
Franklin Mutual Financial Services Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.3%
Banks 38.1%
a
AB&T Financial Corp. .................................. United States 226,100 $ 113,615
Bank of America Corp. ................................. United States 227,849 7,671,676
b
BAWAG Group AG, 144A, Reg S .......................... Austria 77,389 4,096,069
BNP Paribas SA ...................................... France 151,062 10,492,032
CaixaBank SA ........................................ Spain 1,687,020 6,948,664
Citizens Financial Group, Inc. ............................ United States 315,402 10,452,422
Columbia Banking System, Inc. ........................... United States 490,312 13,081,524
DBS Group Holdings Ltd. ............................... Singapore 147,729 3,736,177
ING Groep NV ....................................... Netherlands 727,182 10,905,246
JPMorgan Chase & Co. ................................. United States 88,808 15,106,241
Mitsubishi UFJ Financial Group, Inc. ....................... Japan 378,598 3,249,756
PNC Financial Services Group, Inc. (The) ................... United States 88,856 13,759,352
Synovus Financial Corp. ................................ United States 278,537 10,486,918
UniCredit SpA ........................................ Italy 463,323 12,617,856
Wells Fargo & Co. ..................................... United States 249,747 12,292,547
135,010,095
Capital Markets 6.3%
BlackRock, Inc. ....................................... United States 13,185 10,703,583
Deutsche Bank AG .................................... Germany 855,644 11,682,063
22,385,646
Consumer Finance 3.8%
Capital One Financial Corp. ............................. United States 102,586 13,451,076
Financial Services 10.1%
c
Fiserv, Inc. .......................................... United States 79,647 10,580,307
Global Payments, Inc. .................................. United States 87,569 11,121,263
Voya Financial, Inc. .................................... United States 193,854 14,143,588
35,845,158
Household Durables 3.6%
Cairn Homes plc ...................................... Ireland 8,521,149 12,574,988
Insurance 27.1%
ASR Nederland NV .................................... Netherlands 325,696 15,387,943
China Pacific Insurance Group Co. Ltd., H ................... China 2,084,821 4,217,151
Conduit Holdings Ltd. .................................. United States 1,785,410 10,674,631
Everest Group Ltd. .................................... United States 38,311 13,546,003
Hartford Financial Services Group, Inc. (The) ................ United States 171,698 13,801,085
International General Insurance Holdings Ltd. ................ Jordan 971,616 12,514,414
MetLife, Inc. ......................................... United States 125,861 8,323,188
NN Group NV ........................................ Netherlands 326,430 12,902,549
Progressive Corp. (The) ................................ United States 29,722 4,734,120
96,101,084
Professional Services 1.8%
SS&C Technologies Holdings, Inc. ......................... United States 103,672 6,335,396
Real Estate Management & Development 2.6%
c
CBRE Group, Inc., A ................................... United States 42,882 3,991,885
Savills plc ........................................... United Kingdom 429,290 5,302,939
9,294,824
Trading Companies & Distributors 2.9%
c
AerCap Holdings NV ................................... Ireland 140,018 10,406,138
Total Common Stocks (Cost $259,876,401) .....................................
341,404,405

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Financial Services Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2023, the Fund had the following futures contracts outstanding. See Not e 1(d).
Short Term Investments 3.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 3.8%
d
FHLB, 1/02/24 ....................................... United States 13,000,000 $ 12,992,489
d,e
U.S. Treasury Bills, 5/30/24 .............................. United States 500,000 489,563
Total U.S. Government and Agency Securities (Cost $13,487,320) .................
13,482,052
Total Short Term Investments (Cost $13,487,320 ) ................................
13,482,052
a
Total Investments (Cost $273,363,721) 100.1% ..................................
$354,886,457
Other Assets, less Liabilities (0.1)% ...........................................
(252,963)
Net Assets 100.0% ...........................................................
$354,633,494
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
See Note 12 regarding holdings of 5% voting securities.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2023, the value of this security was $4,096,069, representing 1.2% of net assets.
c
Non-income producing.
d
The security was issued on a discount basis with no stated coupon rate.
e
A portion or all of the security has been segregated as collateral for open forward exchange contracts. At December 31, 2023, the value of this security pledged amounted to
$456,273, representing 0.1% of net assets.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 62 $ 8,583,125 3/18/24 $ (209,093)
Foreign Exchange GBP/USD ................... Short 56 4,462,850 3/18/24 (67,164)
Total Futures Contracts ...................................................................... $(276,257)
*
As of period end.

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Financial Services Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At December 31, 2023, the Fund had the following forward exchange contracts outstanding. See Not e 1(d).
See Note 11 regarding other derivative information.
See Abbreviations on page 145 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Sell 808,140 881,791 1/11/24 $ — $ (10,783)
Euro ............. HSBK Buy 146,096 154,082 1/11/24 7,278 —
Euro ............. HSBK Sell 298,895 325,961 1/11/24 — (4,163)
Euro ............. SSBT Sell 800,664 905,094 1/11/24 20,777 —
Euro ............. UBSW Buy 762,945 804,954 1/11/24 37,702 —
Euro ............. UBSW Sell 24,818,545 27,340,357 1/11/24 9,774 (81,000)
Euro ............. WFLA Sell 1,585,000 1,702,757 1/11/24 — (47,844)
British Pound ...... BOFA Buy 286,800 364,672 1/17/24 971 —
British Pound ...... BOFA Sell 200,000 253,531 1/17/24 — (1,450)
British Pound ...... UBSW Buy 164,318 199,630 1/17/24 9,860 —
British Pound ...... UBSW Sell 6,229,694 7,599,163 1/17/24 — (343,105)
British Pound ...... WFLA Sell 575,397 726,232 1/17/24 — (7,345)
Japanese Yen ...... UBSW Buy 14,250,297 100,835 2/20/24 1,028 —
Japanese Yen ...... UBSW Sell 231,838,319 1,559,610 2/20/24 — (97,605)
Japanese Yen ...... WFLA Sell 236,161,681 1,589,266 2/20/24 — (98,854)
Total Forward Exchange Contracts ................................................... $87,390 $(692,149)
Net unrealized appreciation (depreciation) ............................................ $(604,759)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class Z
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $27.18 $31.58 $28.77 $31.19 $26.86
Income from investment operations
a
:
Net investment income
b
......................... 0.53 0.59
c
0.42 0.96
d
0.67
Net realized and unrealized gains (losses) ........... 5.00 (2.20) 5.15 (2.38) 5.91
Total from investment operations .................... 5.53 (1.61) 5.57 (1.42) 6.58
Less distributions from:
Net investment income .......................... (0.49) (0.56) (0.81) (0.83) (0.70)
Net realized gains ............................. (1.68) (2.23) (1.95) (0.17) (1.55)
Total distributions ............................... (2.17) (2.79) (2.76) (1.00) (2.25)
Net asset value, end of year ....................... $30.54 $27.18 $31.58 $28.77 $31.19
Total return .................................... 20.54% (4.70)% 19.67% (4.38)% 24.70%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.96% 0.95% 1.04% 1.03% 1.00%
Expenses net of waiver and payments by affiliates
e,f
..... 0.96% 0.95%
g
1.02% 1.03%
g
1.00%
g
Expenses - incurred in connection with securities sold short —%
h
—%
h
0.02% 0.01% 0.02%
Net investment income ........................... 1.78% 1.98%
c
1.28% 3.66%
d
2.20%
Supplemental data
Net assets, end of year (000’s) ..................... $3,113,311 $2,857,597 $3,355,158 $3,274,956 $5,176,787
Portfolio turnover rate ............................ 35.47% 53.26% 40.67% 17.25% 14.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.71%.
d
Net investment income per share includes approximately $0.43 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.02%.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $26.44 $30.81 $28.12 $30.51 $26.32
Income from investment operations
a
:
Net investment income
b
......................... 0.44 0.50
c
0.33 0.86
d
0.58
Net realized and unrealized gains (losses) ........... 4.86 (2.15) 5.04 (2.32) 5.78
Total from investment operations .................... 5.30 (1.65) 5.37 (1.46) 6.36
Less distributions from:
Net investment income .......................... (0.42) (0.49) (0.73) (0.76) (0.62)
Net realized gains ............................. (1.68) (2.23) (1.95) (0.17) (1.55)
Total distributions ............................... (2.10) (2.72) (2.68) (0.93) (2.17)
Net asset value, end of year ....................... $29.64 $26.44 $30.81 $28.12 $30.51
Total return
e
................................... 20.22% (4.95)% 19.40% (4.61)% 24.37%
Ratios to average net assets
Expenses before waiver and payments by affiliates
f
...... 1.21% 1.20% 1.29% 1.28% 1.25%
Expenses net of waiver and payments by affiliates
f,g
..... 1.21% 1.20%
h
1.27% 1.28%
h
1.25%
h
Expenses - incurred in connection with securities sold short —%
i
—%
i
0.02% 0.01% 0.02%
Net investment income ........................... 1.54% 1.72%
c
1.03% 3.39%
d
1.95%
Supplemental data
Net assets, end of year (000’s) ..................... $5,169,284 $4,749,259 $5,618,446 $5,358,016 $7,683,644
Portfolio turnover rate ............................ 35.47% 53.26% 40.67% 17.25% 14.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.45%.
d
Net investment income per share includes approximately $0.42 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.75%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $26.60 $30.92 $28.12 $30.46 $26.25
Income from investment operations
a
:
Net investment income
b
......................... 0.23 0.28
c
0.09 0.67
d
0.36
Net realized and unrealized gains (losses) ........... 4.86 (2.13) 5.04 (2.34) 5.74
Total from investment operations .................... 5.09 (1.85) 5.13 (1.67) 6.10
Less distributions from:
Net investment income .......................... (0.13) (0.24) (0.38) (0.50) (0.34)
Net realized gains ............................. (1.68) (2.23) (1.95) (0.17) (1.55)
Total distributions ............................... (1.81) (2.47) (2.33) (0.67) (1.89)
Net asset value, end of year ....................... $29.88 $26.60 $30.92 $28.12 $30.46
Total return
e
................................... 19.30% (5.63)% 18.50% (5.32)% 23.43%
Ratios to average net assets
Expenses before waiver and payments by affiliates
f
...... 1.96% 1.95% 2.04% 2.03% 2.00%
Expenses net of waiver and payments by affiliates
f , g
..... 1.96% 1.95%
h
2.02% 2.03%
h
2.00%
h
Expenses - incurred in connection with securities sold short —%
i
—%
i
0.02% 0.01% 0.02%
Net investment income ........................... 0.80% 0.97%
c
0.29% 2.66%
d
1.20%
Supplemental data
Net assets, end of year (000’s) ..................... $173,812 $221,344 $335,605 $494,606 $872,717
Portfolio turnover rate ............................ 35.47% 53.26% 40.67% 17.25% 14.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.70%.
d
Net investment income per share includes approximately $0.42 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.01%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $26.00 $30.34 $27.70 $30.08 $25.97
Income from investment operations
a
:
Net investment income
b
......................... 0.36 0.42
c
0.24 0.78
d
0.50
Net realized and unrealized gains (losses) ........... 4.77 (2.11) 4.97 (2.29) 5.69
Total from investment operations .................... 5.13 (1.69) 5.21 (1.51) 6.19
Less distributions from:
Net investment income .......................... (0.34) (0.42) (0.62) (0.70) (0.53)
Net realized gains ............................. (1.68) (2.23) (1.95) (0.17) (1.55)
Total distributions ............................... (2.02) (2.65) (2.57) (0.87) (2.08)
Net asset value, end of year ....................... $29.11 $26.00 $30.34 $27.70 $30.08
Total return .................................... 19.92% (5.17)% 19.10% (4.87)% 24.09%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.46% 1.45% 1.54% 1.53% 1.50%
Expenses net of waiver and payments by affiliates
e , f
..... 1.46% 1.45%
g
1.52% 1.53%
g
1.50%
g
Expenses - incurred in connection with securities sold short —%
h
—%
h
0.02% 0.01% 0.02%
Net investment income ........................... 1.29% 1.47%
c
0.79% 3.13%
d
1.70%
Supplemental data
Net assets, end of year (000’s) ..................... $114,920 $109,826 $136,983 $175,393 $251,089
Portfolio turnover rate ............................ 35.47% 53.26% 40.67% 17.25% 14.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.20%.
d
Net investment income per share includes approximately $0.41 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.48%.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $27.16 $31.57 $28.75 $31.17 $26.85
Income from investment operations
a
:
Net investment income
b
......................... 0.56 0.62
c
0.44 0.97
d
0.70
Net realized and unrealized gains (losses) ........... 5.00 (2.21) 5.18 (2.35) 5.90
Total from investment operations .................... 5.56 (1.59) 5.62 (1.38) 6.60
Less distributions from:
Net investment income .......................... (0.52) (0.59) (0.85) (0.87) (0.73)
Net realized gains ............................. (1.68) (2.23) (1.95) (0.17) (1.55)
Total distributions ............................... (2.20) (2.82) (2.80) (1.04) (2.28)
Net asset value, end of year ....................... $30.52 $27.16 $31.57 $28.75 $31.17
Total return .................................... 20.65% (4.65)% 19.84% (4.27)% 24.80%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.89% 0.86% 0.95% 0.92% 0.90%
Expenses net of waiver and payments by affiliates
e , f
..... 0.89% 0.86%
g
0.92% 0.92%
g
0.89%
Expenses - incurred in connection with securities sold short —%
h
—%
h
0.02% 0.01% 0.02%
Net investment income ........................... 1.90% 2.07% 1.35% 3.73%
d
2.31%
Supplemental data
Net assets, end of year (000’s) ..................... $498,705 $525,379 $653,091 $843,143 $1,295,457
Portfolio turnover rate ............................ 35.47% 53.26% 40.67% 17.25% 14.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.79%.
d
Net investment income per share includes approximately $0.43 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.08%.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments, December 31, 2023
Franklin Mutual Global Discovery Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.6%
Aerospace & Defense 1.5%
Airbus SE ........................................... France 893,167 $ 138,002,676
Air Freight & Logistics 1.9%
United Parcel Service, Inc., B ............................ United States 1,108,867 174,347,158
Automobile Components 1.9%
Denso Corp. ......................................... Japan 11,188,212 167,991,083
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 3,819,425 112,684
168,103,767
Automobiles 2.0%
General Motors Co. .................................... United States 5,053,896 181,535,944
Banks 7.1%
BNP Paribas SA ...................................... France 2,777,875 192,937,695
DBS Group Holdings Ltd. ............................... Singapore 6,214,414 157,167,181
JPMorgan Chase & Co. ................................. United States 958,351 163,015,505
PNC Financial Services Group, Inc. (The) ................... United States 866,921 134,242,717
647,363,098
Building Products 1.7%
Johnson Controls International plc ......................... United States 2,594,051 149,521,100
Capital Markets 1.7%
BlackRock, Inc. ....................................... United States 184,936 150,131,045
Chemicals 1.7%
b,d
Covestro AG, 144A, Reg S .............................. Germany 2,661,508 155,112,129
Consumer Finance 1.9%
Capital One Financial Corp. ............................. United States 1,303,695 170,940,488
Consumer Staples Distribution & Retail 1.9%
Seven & i Holdings Co. Ltd. .............................. Japan 4,429,188 175,203,497
Diversified Telecommunication Services 2.5%
Deutsche Telekom AG .................................. Germany 9,403,771 226,128,431
Electrical Equipment 1.6%
Mitsubishi Electric Corp. ................................ Japan 10,463,269 148,019,608
Energy Equipment & Services 1.8%
Schlumberger NV ..................................... United States 3,088,169 160,708,315
Entertainment 1.8%
b
Walt Disney Co. (The) .................................. United States 1,790,212 161,638,241
Financial Services 6.0%
b
Fiserv, Inc. .......................................... United States 1,209,961 160,731,219
Global Payments, Inc. .................................. United States 1,678,027 213,109,429
Voya Financial, Inc. .................................... United States 2,284,522 166,678,725
540,519,373
Food Products 3.8%
Danone SA .......................................... France 2,525,645 163,882,476
Kraft Heinz Co. (The) .................................. United States 4,796,388 177,370,428
341,252,904
Health Care Equipment & Supplies 2.3%
Medtronic plc ........................................ United States 2,559,403 210,843,619

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 7.4%
CVS Health Corp. ..................................... United States 2,631,984 $ 207,821,457
Elevance Health, Inc. .................................. United States 406,620 191,745,727
Fresenius SE & Co. KGaA ............................... Germany 4,797,473 148,720,495
Humana, Inc. ........................................ United States 272,274 124,649,760
672,937,439
Household Durables 1.4%
DR Horton, Inc. ....................................... United States 859,985 130,700,520
Household Products 1.5%
Reckitt Benckiser Group plc ............................. United Kingdom 1,955,133 134,926,717
Industrial Conglomerates 2.1%
Siemens AG ......................................... Germany 1,028,136 192,914,092
Insurance 3.6%
Everest Group Ltd. .................................... United States 406,199 143,623,842
NN Group NV ........................................ Netherlands 4,664,045 184,352,134
327,975,976
Interactive Media & Services 0.9%
b
Meta Platforms, Inc., A ................................. United States 233,221 82,550,905
IT Services 1.9%
Capgemini SE ........................................ France 810,650 169,442,064
Machinery 1.4%
Parker-Hannifin Corp. .................................. United States 274,076 126,266,813
Media 2.0%
b
Charter Communications, Inc., A .......................... United States 472,323 183,582,504
Metals & Mining 1.7%
Rio Tinto plc ......................................... Australia 2,095,517 155,885,231
Oil, Gas & Consumable Fuels 5.7%
BP plc .............................................. United Kingdom 25,433,104 150,787,013
Shell plc ............................................ Netherlands 6,819,341 223,251,182
Williams Cos., Inc. (The) ................................ United States 4,220,869 147,012,867
521,051,062
Personal Care Products 3.5%
Haleon plc .......................................... United States 40,164,536 164,463,895
Kenvue , Inc. ......................................... United States 7,033,308 151,427,121
315,891,016
Pharmaceuticals 6.3%
GSK plc ............................................ United States 9,960,009 183,975,089
Merck & Co., Inc. ..................................... United States 1,680,411 183,198,407
Novartis AG, ADR ..................................... Switzerland 2,028,207 204,788,061
571,961,557
Real Estate Management & Development 1.8%
b
CBRE Group, Inc., A ................................... United States 1,764,377 164,245,855
Semiconductors & Semiconductor Equipment 1.4%
b
Renesas Electronics Corp. .............................. Japan 6,972,247 124,692,618
Technology Hardware, Storage & Peripherals 2.0%
Samsung Electronics Co. Ltd. ............................ South Korea 3,043,126 183,715,311

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods 2.2%
b
Capri Holdings Ltd. .................................... United States 1,006,819 $ 50,582,587
Cie Financiere Richemont SA ............................ Switzerland 1,066,481 147,297,995
197,880,582
Tobacco 1.6%
British American Tobacco plc ............................. United Kingdom 5,092,568 149,021,930
Trading Companies & Distributors 4.1%
b
AerCap Holdings NV ................................... Ireland 2,785,869 207,045,784
Ferguson plc ......................................... United States 834,979 161,209,396
368,255,180
Total Common Stocks (Cost $6,555,554,672) ....................................
8,673,268,765
Principal
Amount
*
Corporate Bonds 0.6%
Pharmaceuticals 0.4%
d
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 ...................... United States 33,966,000 31,116,812
Senior Note, 144A, 8.5%, 1/31/27 ....................... United States 15,606,000 8,582,650
d
Bausch Health Cos., Inc. , Senior Note , 144A, 9% , 12/15/25 ...... United States 1,290,000 1,206,769
40,906,231
Professional Services 0.1%
d
CoreLogic, Inc. , Senior Secured Note , 144A, 4.5% , 5/01/28 ...... United States 12,662,000 11,104,384
Software 0.1%
d
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Secured Note , 144A,
7.5% , 9/01/25 ...................................... United States 8,153,000 6,737,195
Total Corporate Bonds (Cost $68,533,269) ......................................
58,747,810
e
Senior Floating Rate Interests 1.7%
Commercial Services & Supplies 0.8%
f
Neptune BidCo US, Inc. ,
First Lien, CME Term Loan, A, 10.257%, (3-month SOFR +
4.75%), 10/11/28 .................................... United States 48,566,945 44,473,480
First Lien, Dollar CME Term Loan, B, 10.507%, (3-month SOFR +
5%), 4/11/29 ....................................... United States 25,527,860 23,386,328
67,859,808
a a a a a a
Professional Services 0.4%
f,g
CoreLogic, Inc. , First Lien, Initial Term Loan , 8.97% , ( 1-month SOFR
+ 3.5% ), 6/02/28 .................................... United States 40,558,699 39,578,598
Specialty Retail 0.5%
f,g
Michaels Cos., Inc. (The) , Term Loan, B , 9.86% , ( 3-month SOFR +
4.25% ), 4/15/28 ..................................... United States 52,427,093 43,724,196
Total Senior Floating Rate Interests (Cost $148,391,262) .........................
151,162,602

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a a a a a a
Companies in Liquidation 0.0%
a,b,h
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 30,996,000 $ —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $6,772,479,203) .............................
8,883,179,177
a
Short Term Investments 2.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 2.2%
i
FHLB, 1/02/24 ....................................... United States 185,900,000 185,792,591
i,j
U.S. Treasury Bills ,
3/12/24 ........................................... United States 5,000,000 4,949,512
6/13/24 ........................................... United States 10,000,000 9,771,523
14,721,035
Total U.S. Government and Agency Securities (Cost $200,590,110) ................
200,513,626
Total Short Term Investments (Cost $200,590,110 ) ...............................
200,513,626
a
Total Investments (Cost $6,973,069,313) 100.1% ................................
$9,083,692,803
Other Assets, less Liabilities (0.1)% ...........................................
(13,659,212)
Net Assets 100.0% ...........................................................
$9,070,033,591
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 15 regarding fair value measurements.
b
Non-income producing.
c
See Note 10 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2023, the aggregate value of these securities was $213,859,939, representing 2.4% of net assets.
e
See Note 1(g) regarding senior floating rate interests.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
h
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
i
The security was issued on a discount basis with no stated coupon rate.
j
A portion or all of the security has been segregated as collateral for open forward exchange contracts. At December 31, 2023, the aggregate value of these securities pledged amounted to $10,902,325, representing 0.1% of net assets.

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At December 31, 2023, the Fund had the following futures contracts outstanding. See Note 1(d).
At December 31, 2023, the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
See Note  11  regarding other derivative information.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 1,915 $ 265,107,812 3/18/24 $ (6,458,280)
Foreign Exchange GBP/USD ................... Short 319 25,422,306 3/18/24 (382,591)
Total Futures Contracts ...................................................................... $(6,840,871)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Sell 7,716,344 8,419,530 1/11/24 $ — $ (103,016)
Euro ............. HSBK Buy 22,738,975 24,155,126 1/11/24 959,614 —
Euro ............. HSBK Sell 18,650,712 20,667,693 1/11/24 100,122 (31,767)
Euro ............. UBSW Buy 15,103,624 15,932,734 1/11/24 748,916 —
Euro ............. UBSW Sell 131,737,634 145,023,524 1/11/24 — (478,052)
Euro ............. WFLA Sell 504,192 552,957 1/11/24 — (3,912)
British Pound ...... BOFA Buy 91,666 116,201 1/17/24 664 —
British Pound ...... BOFA Sell 333,907 424,570 1/17/24 — (1,130)
British Pound ...... HSBK Buy 960,983 1,209,791 1/17/24 15,371 —
British Pound ...... UBSW Buy 527,081 640,350 1/17/24 31,628 —
British Pound ...... UBSW Sell 16,301,903 19,853,599 1/17/24 — (929,778)
Japanese Yen ...... BOFA Sell 344,673,340 2,357,047 2/20/24 — (106,730)
Japanese Yen ...... UBSW Sell 23,438,188,773 158,434,134 2/20/24 — (9,105,556)
Japanese Yen ...... WFLA Sell 20,194,498,011 135,900,201 2/20/24 — (8,453,100)
South Korean Won .. HSBK Sell 79,886,507,384 61,308,080 5/07/24 — (823,491)
South Korean Won .. UBSW Sell 81,361,131,541 62,381,546 5/07/24 — (896,911)
Total Forward Exchange Contracts ................................................... $1,856,315 $(20,933,443)
Net unrealized appreciation (depreciation) ............................................ $(19,077,128)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 145 .

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual International Value Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class Z
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.07 $21.91 $19.49 $21.31 $17.89
Income from investment operations
a
:
Net investment income
b
......................... 0.50 0.60 0.58 0.56
c
0.54
Net realized and unrealized gains (losses) ........... 2.94 (0.74) 2.61 (1.92) 3.46
Total from investment operations .................... 3.44 (0.14) 3.19 (1.36) 4.00
Less distributions from:
Net investment income .......................... (0.54) (0.70) (0.77) (0.46) (0.58)
Net asset value, end of year ....................... $23.97 $21.07 $21.91 $19.49 $21.31
Total return .................................... 16.49% (0.51)% 16.49% (6.23)% 22.28%
Ratios to average net assets
Expenses
d
.................................... 0.97%
e
1.00%
e
1.07%
e
1.08%
e
1.04%
Net investment income ........................... 2.23% 2.87% 2.71% 3.19%
c
2.77%
Supplemental data
Net assets, end of year (000’s) ..................... $480,409 $414,151 $457,644 $450,864 $789,012
Portfolio turnover rate ............................ 58.49% 32.10% 32.03% 24.04% 12.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.30 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.48%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.41 $21.24 $18.91 $20.67 $17.37
Income from investment operations
a
:
Net investment income
b
......................... 0.44 0.53 0.51 0.54
c
0.49
Net realized and unrealized gains (losses) ........... 2.82 (0.72) 2.54 (1.91) 3.33
Total from investment operations .................... 3.26 (0.19) 3.05 (1.37) 3.82
Less distributions from:
Net investment income .......................... (0.48) (0.64) (0.72) (0.39) (0.52)
Net asset value, end of year ....................... $23.19 $20.41 $21.24 $18.91 $20.67
Total return
d
................................... 16.16% (0.73)% 16.23% (6.50)% 21.98%
Ratios to average net assets
Expenses
e
.................................... 1.22%
f
1.25%
f
1.32%
f
1.33%
f
1.29%
Net investment income ........................... 1.99% 2.60% 2.45% 3.14%
c
2.52%
Supplemental data
Net assets, end of year (000’s) ..................... $287,258 $256,163 $281,685 $272,579 $512,218
Portfolio turnover rate ............................ 58.49% 32.10% 32.03% 24.04% 12.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.44%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.83 $21.60 $19.17 $20.93 $17.56
Income from investment operations
a
:
Net investment income
b
......................... 0.30 0.39 0.38 0.38
c
0.35
Net realized and unrealized gains (losses) ........... 2.85 (0.73) 2.54 (1.90) 3.35
Total from investment operations .................... 3.15 (0.34) 2.92 (1.52) 3.70
Less distributions from:
Net investment income .......................... (0.26) (0.43) (0.49) (0.24) (0.33)
Net asset value, end of year ....................... $23.72 $20.83 $21.60 $19.17 $20.93
Total return
d
................................... 15.24% (1.42)% 15.32% (7.15)% 21.01%
Ratios to average net assets
Expenses
e
.................................... 1.97%
f
2.00%
f
2.07%
f
2.08%
f
2.04%
Net investment income ........................... 1.35% 1.91% 1.83% 2.18%
c
1.77%
Supplemental data
Net assets, end of year (000’s) ..................... $8,769 $15,190 $24,236 $34,693 $61,743
Portfolio turnover rate ............................ 58.49% 32.10% 32.03% 24.04% 12.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.47%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.90 $20.75 $18.49 $20.27 $17.05
Income from investment operations
a
:
Net investment income
b
......................... 0.34 0.44 0.45 0.53
c
0.43
Net realized and unrealized gains (losses) ........... 2.79 (0.68) 2.48 (1.92) 3.27
Total from investment operations .................... 3.13 (0.24) 2.93 (1.39) 3.70
Less distributions from:
Net investment income .......................... (0.42) (0.61) (0.67) (0.39) (0.48)
Net asset value, end of year ....................... $22.61 $19.90 $20.75 $18.49 $20.27
Total return .................................... 15.88% (1.03)% 15.96% (6.76)% 21.70%
Ratios to average net assets
Expenses
d
.................................... 1.47%
e
1.49%
e
1.58%
e
1.58%
e
1.54%
Net investment income ........................... 1.58% 2.23% 2.21% 3.19%
c
2.27%
Supplemental data
Net assets, end of year (000’s) ..................... $783 $623 $639 $714 $733
Portfolio turnover rate ............................ 58.49% 32.10% 32.03% 24.04% 12.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.48%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.05 $21.88 $19.47 $21.29 $17.87
Income from investment operations
a
:
Net investment income
b
......................... 0.63 0.62 0.60 0.64
c
0.69
Net realized and unrealized gains (losses) ........... 2.81 (0.73) 2.60 (1.97) 3.33
Total from investment operations .................... 3.44 (0.11) 3.20 (1.33) 4.02
Less distributions from:
Net investment income .......................... (0.54) (0.72) (0.79) (0.49) (0.60)
Net asset value, end of year ....................... $23.95 $21.05 $21.88 $19.47 $21.29
Total return .................................... 16.53% (0.38)% 16.56% (6.10)% 22.35%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.93% 0.92% 1.02% 1.00% 0.94%
Expenses net of waiver and payments by affiliates
d
...... 0.90% 0.91% 0.99% 0.97% 0.93%
Net investment income ........................... 2.78% 2.96% 2.78% 3.61%
c
2.88%
Supplemental data
Net assets, end of year (000’s) ..................... $9,950 $33,306 $35,798 $33,407 $44,561
Portfolio turnover rate ............................ 58.49% 32.10% 32.03% 24.04% 12.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.30 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.91%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments, December 31, 2023
Franklin Mutual International Value Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.6%
Aerospace & Defense 4.2%
Airbus SE ........................................... France 97,358 $ 15,042,724
Babcock International Group plc .......................... United Kingdom 1,954,742 9,828,726
Melrose Industries plc .................................. United Kingdom 1,175,719 8,499,549
33,370,999
Automobile Components 3.9%
Cie Generale des Etablissements Michelin SCA .............. France 243,674 8,755,555
Denso Corp. ......................................... Japan 1,465,214 22,000,199
30,755,754
Banks 12.6%
BNP Paribas SA ...................................... France 389,540 27,055,555
DBS Group Holdings Ltd. ............................... Singapore 947,318 23,958,382
ING Groep NV ....................................... Netherlands 1,296,949 19,449,804
Mitsubishi UFJ Financial Group, Inc. ....................... Japan 1,947,474 16,716,451
UniCredit SpA ........................................ Italy 431,387 11,748,130
98,928,322
Beverages 3.6%
Coca-Cola HBC AG ................................... Italy 384,103 11,279,727
Heineken NV ........................................ Netherlands 165,632 16,830,410
28,110,137
Capital Markets 2.6%
Deutsche Bank AG .................................... Germany 1,511,298 20,633,674
Chemicals 2.1%
a,b
Covestro AG, 144A, Reg S .............................. Germany 282,012 16,435,600
Consumer Staples Distribution & Retail 2.9%
Seven & i Holdings Co. Ltd. .............................. Japan 587,501 23,239,526
Diversified Telecommunication Services 6.7%
Deutsche Telekom AG .................................. Germany 859,590 20,670,190
Koninklijke KPN NV ................................... Netherlands 4,763,768 16,414,023
Nippon Telegraph & Telephone Corp. ...................... Japan 12,689,549 15,497,758
52,581,971
Electrical Equipment 1.4%
Mitsubishi Electric Corp. ................................ Japan 780,282 11,038,332
Electronic Equipment, Instruments & Components 2.6%
Murata Manufacturing Co. Ltd. ........................... Japan 979,309 20,698,413
Food Products 1.1%
Danone SA .......................................... France 134,625 8,735,463
Health Care Equipment & Supplies 2.6%
Olympus Corp. ....................................... Japan 1,405,336 20,288,608
Health Care Providers & Services 1.4%
Fresenius SE & Co. KGaA ............................... Germany 352,305 10,921,369
Household Durables 2.5%
Sony Group Corp. ..................................... Japan 206,426 19,538,158
Household Products 0.8%
Reckitt Benckiser Group plc ............................. United Kingdom 96,794 6,679,902

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Independent Power and Renewable Electricity Producers 1.9%
RWE AG ............................................ Germany 325,105 $ 14,798,481
Industrial Conglomerates 3.0%
Siemens AG ......................................... Germany 124,595 23,378,358
Insurance 5.4%
ASR Nederland NV .................................... Netherlands 427,061 20,177,068
NN Group NV ........................................ Netherlands 573,475 22,667,307
42,844,375
Interactive Media & Services 1.4%
c
Tencent Holdings Ltd. .................................. China 285,400 10,774,620
IT Services 2.3%
Capgemini SE ........................................ France 87,825 18,357,182
Metals & Mining 5.6%
Norsk Hydro ASA ..................................... Norway 2,519,405 16,935,287
Rio Tinto plc ......................................... Australia 366,146 27,237,552
44,172,839
Oil, Gas & Consumable Fuels 7.2%
BP plc .............................................. United Kingdom 4,159,582 24,661,203
Shell plc ............................................ Netherlands 967,868 31,686,005
56,347,208
Personal Care Products 2.0%
Haleon plc .......................................... United States 3,802,736 15,571,268
Pharmaceuticals 5.5%
GSK plc ............................................ United States 986,936 18,230,068
Novartis AG ......................................... Switzerland 245,732 24,820,033
43,050,101
Semiconductors & Semiconductor Equipment 1.6%
a
Renesas Electronics Corp. .............................. Japan 718,659 12,852,596
Software 1.0%
a
Check Point Software Technologies Ltd. .................... Israel 52,679 8,048,824
Technology Hardware, Storage & Peripherals 3.4%
Samsung Electronics Co. Ltd. ............................ South Korea 445,956 26,922,627
Textiles, Apparel & Luxury Goods 2.1%
Cie Financiere Richemont SA ............................ Switzerland 120,350 16,622,250
Tobacco 1.8%
British American Tobacco plc ............................. United Kingdom 477,429 13,970,828
Trading Companies & Distributors 2.4%
a
AerCap Holdings NV ................................... Ireland 252,808 18,788,691
Total Common Stocks (Cost $643,987,910) .....................................
768,456,476

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments 2.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 2.4%
d
FHLB, 1/02/24 ....................................... United States 18,600,000 $ 18,589,253
Total U.S. Government and Agency Securities (Cost $18,597,313) .................
18,589,253
Total Short Term Investments (Cost $18,597,313 ) ................................
18,589,253
a
Total Investments (Cost $662,585,223) 100.0% ..................................
$787,045,729
Other Assets, less Liabilities (0.0)
†
% ...........................................
122,578
Net Assets 100.0% ...........................................................
$787,168,307
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2023, the value of this security was $16,435,600, representing 2.1% of net assets.
c
Variable interest entity (VIE). See the Fund’s statement of additional information regarding investments made through a VIE structure. At December 31, 2023, the aggregate value of these securities was $10,774,620, representing 1.4% of net assets.
d
The security was issued on a discount basis with no stated coupon rate.

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2023, the Fund had the following futures contracts outstanding. See Not e 1(d).
See Note  11  regarding other derivative information.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 6 $ 675,720 3/15/24 $ 23,793
Total Futures Contracts ...................................................................... $23,793
*
As of period end.
See A bbreviations on page 145 .

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class Z
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.96 $14.46 $13.31 $14.06 $12.95
Income from investment operations
a
:
Net investment income
b
......................... 0.57 0.50 0.23 0.40
c
0.45
Net realized and unrealized gains (losses) ........... 0.78 (1.51) 1.29 (0.66) 1.16
Total from investment operations .................... 1.35 (1.01) 1.52 (0.26) 1.61
Less distributions from:
Net investment income .......................... (0.63) (0.49) (0.37) (0.49) (0.50)
Net asset value, end of year ....................... $13.68 $12.96 $14.46 $13.31 $14.06
Total return .................................... 10.51% (6.86)% 11.51% (1.83)% 12.40%
Ratios to average net assets
Expenses
d,e
.................................... 0.80%
f
0.78%
f
0.87%
f
0.81%
f
0.78%
Expenses - incurred in connection with securities sold short 0.03% 0.02% 0.06% 0.02% 0.02%
Net investment income ........................... 4.31% 3.60% 1.59% 3.22%
c
3.22%
Supplemental data
Net assets, end of year (000’s) ..................... $2,026,136 $2,047,788 $2,397,948 $2,472,118 $3,042,387
Portfolio turnover rate ............................ 96.06% 101.19% 66.95% 52.07% 60.96%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.32%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.74 $14.22 $13.09 $13.84 $12.75
Income from investment operations
a
:
Net investment income
b
......................... 0.53 0.46 0.19 0.37
c
0.41
Net realized and unrealized gains (losses) ........... 0.77 (1.48) 1.28 (0.67) 1.14
Total from investment operations .................... 1.30 (1.02) 1.47 (0.30) 1.55
Less distributions from:
Net investment income .......................... (0.60) (0.46) (0.34) (0.45) (0.46)
Net asset value, end of year ....................... $13.44 $12.74 $14.22 $13.09 $13.84
Total return
d
................................... 10.26% (7.16)% 11.26% (2.12)% 12.14%
Ratios to average net assets
Expenses
e,f
.................................... 1.05%
g
1.03%
g
1.12%
g
1.06%
g
1.03%
Expenses - incurred in connection with securities sold short 0.03% 0.02% 0.06% 0.02% 0.02%
Net investment income ........................... 4.06% 3.35% 1.34% 2.98%
c
2.97%
Supplemental data
Net assets, end of year (000’s) ..................... $584,271 $617,190 $723,791 $760,173 $1,035,699
Portfolio turnover rate ............................ 96.06% 101.19% 66.95% 52.07% 60.96%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.08%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.71 $14.17 $13.01 $13.73 $12.64
Income from investment operations
a
:
Net investment income
b
......................... 0.43 0.35 0.08 0.27
c
0.30
Net realized and unrealized gains (losses) ........... 0.75 (1.47) 1.27 (0.66) 1.12
Total from investment operations .................... 1.18 (1.12) 1.35 (0.39) 1.42
Less distributions from:
Net investment income .......................... (0.48) (0.34) (0.19) (0.33) (0.33)
Net asset value, end of year ....................... $13.41 $12.71 $14.17 $13.01 $13.73
Total return
d
................................... 9.47% (7.88)% 10.42% (2.83)% 11.26%
Ratios to average net assets
Expenses
e, f
.................................... 1.80%
g
1.78%
g
1.87%
g
1.81%
g
1.78%
Expenses - incurred in connection with securities sold short 0.03% 0.02% 0.06% 0.02% 0.02%
Net investment income ........................... 3.30% 2.57% 0.55% 2.24%
c
2.22%
Supplemental data
Net assets, end of year (000’s) ..................... $27,863 $33,039 $44,228 $65,715 $112,751
Portfolio turnover rate ............................ 96.06% 101.19% 66.95% 52.07% 60.96%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.34%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.52 $13.98 $12.87 $13.61 $12.54
Income from investment operations
a
:
Net investment income
b
......................... 0.49 0.45 0.15 0.33
c
0.37
Net realized and unrealized gains (losses) ........... 0.75 (1.49) 1.27 (0.66) 1.12
Total from investment operations .................... 1.24 (1.04) 1.42 (0.33) 1.49
Less distributions from:
Net investment income .......................... (0.56) (0.42) (0.31) (0.41) (0.42)
Total distributions ............................... (0.56) (0.42) (0.31) (0.41) (0.42)
Net asset value, end of year ....................... $13.20 $12.52 $13.98 $12.87 $13.61
Total return .................................... 10.01% (7.44)% 11.05% (2.38)% 11.88%
Ratios to average net assets
Expenses
d,e
.................................... 1.30%
f
1.27%
f
1.37%
f
1.31%
f
1.28%
Expenses - incurred in connection with securities sold short 0.03% 0.02% 0.06% 0.02% 0.02%
Net investment income ........................... 3.81% 3.39% 1.10% 2.72%
c
2.72%
Supplemental data
Net assets, end of year (000’s) ..................... $2,742 $3,725 $2,643 $2,495 $3,415
Portfolio turnover rate ............................ 96.06% 101.19% 66.95% 52.07% 60.96%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.82%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.95 $14.45 $13.29 $14.05 $12.94
Income from investment operations
a
:
Net investment income
b
......................... 0.57 0.51 0.23 0.41
c
0.46
Net realized and unrealized gains (losses) ........... 0.78 (1.51) 1.31 (0.68) 1.15
Total from investment operations .................... 1.35 (1.00) 1.54 (0.27) 1.61
Less distributions from:
Net investment income .......................... (0.64) (0.50) (0.38) (0.49) (0.50)
Net asset value, end of year ....................... $13.66 $12.95 $14.45 $13.29 $14.05
Total return .................................... 10.57% (6.88)% 11.67% (1.79)% 12.40%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.79% 0.76% 0.87% 0.79% 0.74%
Expenses net of waiver and payments by affiliates
d,e
..... 0.75% 0.72% 0.82% 0.75% 0.72%
Expenses - incurred in connection with securities sold short 0.03% 0.02% 0.06% 0.02% 0.02%
Net investment income ........................... 4.35% 3.65% 1.63% 3.28%
c
3.28%
Supplemental data
Net assets, end of year (000’s) ..................... $30,994 $32,109 $39,292 $47,970 $107,723
Portfolio turnover rate ............................ 96.06% 101.19% 66.95% 52.07% 60.96%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.38%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments, December 31, 2023
Franklin Mutual Quest Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 77.6%
Aerospace & Defense 0.4%
L3Harris Technologies, Inc. .............................. United States 44,674 $ 9,409,238
Air Freight & Logistics 1.4%
United Parcel Service, Inc., B ............................ United States 241,733 38,007,680
Automobile Components 1.8%
Denso Corp. ......................................... Japan 1,937,240 29,087,672
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 2,548,299 75,183
Lear Corp. .......................................... United States 127,356 17,983,941
47,146,796
Automobiles 1.1%
General Motors Co. .................................... United States 782,069 28,091,918
Banks 6.5%
BNP Paribas SA ...................................... France 269,328 18,706,214
Citizens Financial Group, Inc. ............................ United States 1,057,639 35,050,156
JPMorgan Chase & Co. ................................. United States 109,468 18,620,507
PNC Financial Services Group, Inc. (The) ................... United States 317,830 49,215,976
Wells Fargo & Co. ..................................... United States 1,057,847 52,067,229
173,660,082
Beverages 1.4%
Heineken NV ........................................ Netherlands 371,365 37,735,613
Broadline Retail 1.0%
eBay, Inc. ........................................... United States 591,789 25,813,836
Building Products 1.0%
Johnson Controls International plc ......................... United States 464,151 26,753,664
Chemicals 2.6%
Avient Corp. ......................................... United States 878,789 36,531,259
b,d
Covestro AG, 144A, Reg S .............................. Germany 561,717 32,736,749
69,268,008
Communications Equipment 0.9%
a,b,c,e
Inclusive Language Services LLC, Membership Interests, B ...... United States 106,532 25,234,214
Construction & Engineering 1.0%
b
WillScot Mobile Mini Holdings Corp. ....................... United States 601,929 26,785,840
Consumer Staples Distribution & Retail 1.1%
Seven & i Holdings Co. Ltd. .............................. Japan 773,175 30,584,153
Containers & Packaging 0.9%
International Paper Co. ................................. United States 699,139 25,273,875
Diversified Telecommunication Services 2.6%
Deutsche Telekom AG .................................. Germany 1,957,731 47,076,714
a,b,c
Windstream Holdings, Inc. ............................... United States 1,714,983 21,666,778
68,743,492
Electric Utilities 2.7%
Entergy Corp. ........................................ United States 350,047 35,421,256
PPL Corp. ........................................... United States 1,400,550 37,954,905
73,376,161
Energy Equipment & Services 2.4%
Baker Hughes Co., A ................................... United States 903,174 30,870,487

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Energy Equipment & Services (continued)
Schlumberger NV ..................................... United States 617,952 $ 32,158,222
63,028,709
Entertainment 1.8%
b
Walt Disney Co. (The) .................................. United States 544,133 49,129,769
Financial Services 3.0%
f
Global Payments, Inc. .................................. United States 413,218 52,478,686
Voya Financial, Inc. .................................... United States 383,694 27,994,314
80,473,000
Food Products 1.3%
Danone SA .......................................... France 546,757 35,477,627
Health Care Equipment & Supplies 1.6%
Medtronic plc ........................................ United States 502,815 41,421,900
Health Care Providers & Services 5.5%
CVS Health Corp. ..................................... United States 775,927 61,267,196
Elevance Health, Inc. .................................. United States 132,697 62,574,597
Fresenius SE & Co. KGaA ............................... Germany 718,432 22,271,217
146,113,010
Hotels, Restaurants & Leisure 0.5%
Wyndham Hotels & Resorts, Inc. .......................... United States 152,662 12,275,551
Household Products 2.0%
Reckitt Benckiser Group plc ............................. United Kingdom 785,084 54,179,847
Independent Power and Renewable Electricity Producers 1.2%
AES Corp. (The) ...................................... United States 1,722,011 33,148,712
Insurance 7.3%
ASR Nederland NV .................................... Netherlands 832,528 39,333,898
China Pacific Insurance Group Co. Ltd., H ................... China 7,005,866 14,171,382
Conduit Holdings Ltd. .................................. United States 1,033,780 6,180,776
Everest Group Ltd. .................................... United States 112,683 39,842,455
Hartford Financial Services Group, Inc. (The) ................ United States 454,601 36,540,828
NN Group NV ........................................ Netherlands 1,076,665 42,556,513
Progressive Corp. (The) ................................ United States 108,169 17,229,158
195,855,010
Media 1.9%
b,f
Charter Communications, Inc., A .......................... United States 114,548 44,522,517
b
Clear Channel Outdoor Holdings, Inc. ...................... United States 2,811,402 5,116,752
a,c
Tenerity , Inc. ......................................... United States 1 34
49,639,303
Metals & Mining 2.9%
Rio Tinto plc ......................................... Australia 599,412 44,590,179
United States Steel Corp. ............................... United States 678,000 32,984,700
77,574,879
Oil, Gas & Consumable Fuels 3.1%
BP plc .............................................. United Kingdom 7,833,669 46,444,018
Hess Corp. .......................................... United States 19,162 2,762,394
Williams Cos., Inc. (The) ................................ United States 981,679 34,191,880
83,398,292

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Personal Care Products 2.4%
Haleon plc .......................................... United States 7,698,666 $ 31,524,144
Kenvue , Inc. ......................................... United States 1,524,029 32,812,344
64,336,488
Pharmaceuticals 4.5%
GSK plc ............................................ United States 2,445,057 45,163,571
f
Merck & Co., Inc. ..................................... United States 346,298 37,753,408
Novartis AG, ADR ..................................... Switzerland 356,884 36,034,578
118,951,557
Professional Services 1.6%
SS&C Technologies Holdings, Inc. ......................... United States 687,482 42,012,025
Real Estate Management & Development 0.6%
Savills plc ........................................... United Kingdom 1,380,703 17,055,564
Software 1.3%
b
ACI Worldwide, Inc. .................................... United States 615,894 18,846,357
b
Check Point Software Technologies Ltd. .................... Israel 105,504 16,119,956
34,966,313
Specialty Retail 0.0%
†
a,b,c,e
Wayne Services Legacy, Inc. ............................. United States 7,104 93,178
Textiles, Apparel & Luxury Goods 2.3%
b
Capri Holdings Ltd. .................................... United States 542,422 27,251,281
Cie Financiere Richemont SA ............................ Switzerland 240,538 33,222,125
60,473,406
Tobacco 2.4%
British American Tobacco plc ............................. United Kingdom 2,207,491 64,596,991
Trading Companies & Distributors 1.5%
b
AerCap Holdings NV ................................... Ireland 520,411 38,676,946
Wireless Telecommunication Services 0.1%
b
Intelsat SA .......................................... Luxembourg 106,029 3,074,894
Total Common Stocks (Cost $1,846,151,316) ....................................
2,071,837,541
Warrants
Warrants 0.0%
†
Media 0.0%
†
a,b,c
Tenerity , Inc., 4/10/24 .................................. United States 48,380 309,776
Wireless Telecommunication Services 0.0%
†
b
Intelsat Emergence SA, 2/17/27 .......................... Luxembourg 323,376 378,693
378,693
Total Warrants (Cost $8,327,945) ..............................................
688,469
Principal
Amount
*
Convertible Bonds 0.3%
Media 0.3%
DISH Network Corp. ,
Senior Note, 2.375%, 3/15/24 .......................... United States 4,800,000 4,770,000

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Media (continued)
DISH Network Corp., (continued)
Senior Note, Zero Cpn ., 12/15/25 ....................... United States 6,975,000 $ 4,359,375
9,129,375
Total Convertible Bonds (Cost $8,564,064) .....................................
9,129,375
Corporate Bonds 5.4%
Communications Equipment 0.1%
d
CommScope Technologies LLC , Senior Bond , 144A, 5% , 3/15/27 . United States 5,000,000 2,085,925
Diversified REITs 0.5%
d
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC , Senior
Secured Note , 144A, 10.5% , 2/15/28 ..................... United States 12,000,000 12,175,920
Media 1.3%
d
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 9,500,000 8,199,966
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 19,000,000 15,816,080
d
DISH Network Corp. , Senior Secured Note , 144A, 11.75% , 11/15/27 United States 10,000,000 10,446,720
34,462,766
Passenger Airlines 0.0%
†
d
American Airlines, Inc. , Senior Secured Note , 144A, 8.5% , 5/15/29 United States 325,000 343,403
Pharmaceuticals 0.9%
d
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 ...................... United States 5,459,000 5,001,080
Senior Note, 144A, 8.5%, 1/31/27 ....................... United States 10,481,000 5,764,114
d
Bausch Health Cos., Inc. , Senior Bond , 144A, 7.25% , 5/30/29 .... United States 30,000,000 13,744,172
24,509,366
Professional Services 0.5%
d
CoreLogic, Inc. , Senior Secured Note , 144A, 4.5% , 5/01/28 ...... United States 16,200,000 14,207,157
Software 0.9%
d
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Secured Note , 144A,
7.5% , 9/01/25 ...................................... United States 28,772,000 23,775,613
Specialty Retail 1.2%
d
Michaels Cos., Inc. (The) , Senior Note , 144A, 7.875% , 5/01/29 ... United States 13,000,000 8,198,515
d
Staples, Inc. ,
Senior Note, 144A, 10.75%, 4/15/27 ..................... United States 25,226,000 18,406,365
Senior Secured Note, 144A, 7.5%, 4/15/26 ................ United States 5,868,000 5,464,530
32,069,410
Total Corporate Bonds (Cost $156,004,796) .....................................
143,629,560
g
Senior Floating Rate Interests 12.1%
Aerospace & Defense 0.2%
h,i
TransDigm , Inc. , CME Term Loan, I , 8.598% , ( 3-month SOFR +
3.25% ), 8/24/28 ..................................... United States 4,987,437 5,016,389
Commercial Services & Supplies 2.4%
i
Neptune BidCo US, Inc. ,
First Lien, CME Term Loan, A, 10.257%, (3-month SOFR +
4.75%), 10/11/28 .................................... United States 48,493,726 44,406,432

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
Commercial Services & Supplies (continued)
i
Neptune BidCo US, Inc., (continued)
First Lien, Dollar CME Term Loan, B, 10.507%, (3-month SOFR +
5%), 4/11/29 ....................................... United States 19,949,875 $ 18,276,280
62,682,712
a a a a a a
Communications Equipment 4.7%
a,c,e,j
Sorenson Communications LLC ,
Term Loan, A, PIK, 10%, 4/01/30 ........................ United States 27,328,012 28,538,278
Term Loan, B, PIK, 8%, 4/01/30 ......................... United States 108,658,668 96,971,368
125,509,646
a a a a a a
Financial Services 0.7%
h,i
Travelport Finance Luxembourg SARL , Initial CME Priority Term
Loan , 12.652% , ( 3-month SOFR + 7% ), 2/28/25 ............. Luxembourg 20,000,000 19,411,100
i
Media 0.3%
Clear Channel Outdoor Holdings, Inc. , Term Loan, B , 9.145% ,
( 3-month SOFR + 3.5% ), 8/21/26 ........................ United States 8,000,000 7,931,640
k
Loyalty Ventures, Inc. , Term Loan, B , 13.25% , ( PRIME + 5.5% ),
11/03/26 .......................................... United States 26,135,994 359,370
8,291,010
a a a a a a
Passenger Airlines 0.8%
i
American Airlines, Inc. , Initial CME Term Loan , 8.869% , ( 3-month
SOFR + 3.5% ), 6/04/29 ............................... United States 22,058,824 22,133,714
Pharmaceuticals 0.4%
i
Bausch Health Cos., Inc. , Second Amendment CME Term Loan ,
10.706% , ( 1-month SOFR + 5.25% ), 2/01/27 ............... United States 13,518,615 11,043,019
Professional Services 0.3%
i
CoreLogic, Inc. , First Lien, Initial Term Loan , 8.97% , ( 1-month SOFR
+ 3.5% ), 6/02/28 .................................... United States 7,680,712 7,495,108
Software 1.1%
i
Quest Software US Holdings, Inc. , Second Lien, Initial CME Term
Loan , 13.033% , ( 3-month SOFR + 7.5% ), 2/01/30 ........... United States 46,841,437 28,288,715
Specialty Retail 1.2%
h,i
Michaels Cos., Inc. (The) , Term Loan, B , 9.86% , ( 3-month SOFR +
4.25% ), 4/15/28 ..................................... United States 39,872,253 33,253,459
Total Senior Floating Rate Interests (Cost $367,408,374) .........................
323,124,872
Shares
a
Companies in Liquidation 0.0%
a,b,l
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 159,828 —
a,b,l
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 7,443,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $2,386,456,495) .............................
2,548,409,817
a

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased 0.0%
Puts - Exchange-Traded
Equity Options
Carvana Co., January Strike Price $2.50, Expires 1/19/24 ....... 3,000 15,882,000 $ —
Total Options Purchased (Cost $275,855) ......................................
—
Short Term Investments 4.7%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 4.7%
m
FHLB, 1/02/24 ....................................... United States 115,000,000 114,933,555
f,m
U.S. Treasury Bills, 4/02/24 .............................. United States 10,000,000 9,868,461
Total U.S. Government and Agency Securities (Cost $124,849,925) ................
124,802,016
Total Short Term Investments (Cost $124,849,925 ) ...............................
124,802,016
a
Total Investments (Cost $2,511,582,275) 100.1% .................................
$2,673,211,833
Securities Sold Short (0.3)% ..................................................
(8,533,434)
Other Assets, less Liabilities 0.2% .............................................
7,327,041
Net Assets 100.0% ...........................................................
$2,672,005,440
a a a
Shares
n
Securities Sold Short (0.3)%
Common Stocks (0.3)%
Hotels, Restaurants & Leisure (0.2)%
Choice Hotels International, Inc. .......................... United States 49,461 (5,603,931)
Oil, Gas & Consumable Fuels (0.1)%
Chevron Corp. ....................................... United States 19,640 (2,929,503)
Total Common Stocks (Proceeds $8,470,788) ...................................
(8,533,434)
Total Securities Sold Short (Proceeds $8,470,788) ...............................
$(8,533,434)

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2023, the Fund had the following futures contracts outstanding. See Note 1(d).
At December 3 1 , 202 3 , the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 92 $ 12,736,250 3/18/24 $ (310,267)
Foreign Exchange GBP/USD ................... Short 222 17,692,012 3/18/24 (266,255)
Total Futures Contracts ...................................................................... $(576,522)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Sell 1,978,136 2,204,736 1/11/24 $ 24,064 $ (4,139)
Euro ............. HSBK Sell 4,309,985 4,801,579 1/11/24 46,632 (5,345)
Euro ............. UBSW Sell 35,696,192 39,283,687 1/11/24 39,159 (181,201)
British Pound ...... UBSW Sell 48,810,266 59,444,559 1/17/24 — (2,783,892)
British Pound ...... WFLA Sell 500,000 636,550 1/17/24 — (903)
Swiss Franc ....... HSBK Sell 11,481,437 12,733,524 1/29/24 — (957,058)
Swiss Franc ....... UBSW Buy 1,168,705 1,377,055 1/29/24 18,213 (1,693)
Swiss Franc ....... UBSW Sell 17,385,879 19,800,582 1/29/24 — (930,518)
Japanese Yen ...... UBSW Sell 1,712,990,334 11,528,967 2/20/24 — (715,744)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 15 regarding fair value measurements.
b
Non-income producing.
c
See Note 10 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2023, the aggregate value of these securities was $176,366,309, representing 6.6% of net assets.
e
See Note 12 regarding holdings of 5% voting securities.
f
A portion or all of the security has been segregated as collateral for securities sold short and open forward exchange contracts. At December 31, 2023, the aggregate value of these securities pledged amounted to $59,617,631, representing 2.2% of net assets.
g
See Note 1(g) regarding senior floating rate interests.
h
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
i
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
j
Income may be received in additional securities and/or cash.
k
See Note 8 regarding credit risk and defaulted securities.
l
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
m
The security was issued on a discount basis with no stated coupon rate.
n
See Note 1(e) regarding securities sold short.

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Note  11  regarding other derivative information.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Japanese Yen ...... WFLA Sell 2,451,509,058 16,699,517 2/20/24 $ — $ (824,238)
Total Forward Exchange Contracts ................................................... $128,068 $(6,404,731)
Net unrealized appreciation (depreciation) ............................................ $(6,276,663)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 145 .

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class Z
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.86 $27.09 $25.33 $27.56 $24.25
Income from investment operations
a
:
Net investment income
b
......................... 0.51 0.43 0.39 0.83
c
0.63
Net realized and unrealized gains (losses) ........... 2.61 (2.45) 4.43 (2.11) 4.90
Total from investment operations .................... 3.12 (2.02) 4.82 (1.28) 5.53
Less distributions from:
Net investment income .......................... (0.50) (0.37) (0.94) (0.53) (0.71)
Net realized gains ............................. (0.95) (1.84) (2.12) (0.42) (1.51)
Total distributions ............................... (1.45) (2.21) (3.06) (0.95) (2.22)
Net asset value, end of year ....................... $24.53 $22.86 $27.09 $25.33 $27.56
Total return .................................... 13.93% (7.11)% 19.34% (4.34)% 23.13%
Ratios to average net assets
Expenses
d,e
.................................... 0.75%
f
0.75% 0.81%
f
0.80%
f
0.78%
f
Expenses - incurred in connection with securities sold short —%
g
—%
g
0.02% 0.02% 0.02%
Net investment income ........................... 2.16% 1.70% 1.36% 3.56%
c
2.32%
Supplemental data
Net assets, end of year (000’s) ..................... $3,894,722 $3,785,598 $4,717,528 $4,376,135 $5,472,276
Portfolio turnover rate ............................ 35.16% 59.69% 41.18%
h
21.35% 21.71%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.30%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.54 $26.75 $25.04 $27.26 $24.00
Income from investment operations
a
:
Net investment income
b
......................... 0.45 0.36 0.31 0.76
c
0.56
Net realized and unrealized gains (losses) ........... 2.57 (2.42) 4.39 (2.10) 4.85
Total from investment operations .................... 3.02 (2.06) 4.70 (1.34) 5.41
Less distributions from:
Net investment income .......................... (0.45) (0.31) (0.87) (0.46) (0.64)
Net realized gains ............................. (0.95) (1.84) (2.12) (0.42) (1.51)
Total distributions ............................... (1.40) (2.15) (2.99) (0.88) (2.15)
Net asset value, end of year ....................... $24.16 $22.54 $26.75 $25.04 $27.26
Total return
d
................................... 13.64% (7.35)% 19.07% (4.60)% 22.86%
Ratios to average net assets
Expenses
e,f
.................................... 1.00%
g
1.00% 1.06%
g
1.05%
g
1.03%
g
Expenses - incurred in connection with securities sold short —%
h
—%
h
0.02% 0.02% 0.02%
Net investment income ........................... 1.91% 1.45% 1.11% 3.32%
c
2.07%
Supplemental data
Net assets, end of year (000’s) ..................... $2,726,473 $2,601,790 $3,125,320 $2,965,127 $4,042,626
Portfolio turnover rate ............................ 35.16% 59.69% 41.18%
i
21.35% 21.71%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.07%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.55 $26.75 $25.02 $27.22 $23.97
Income from investment operations
a
:
Net investment income
b
......................... 0.26 0.17 0.10 0.60
c
0.36
Net realized and unrealized gains (losses) ........... 2.59 (2.41) 4.37 (2.12) 4.82
Total from investment operations .................... 2.85 (2.24) 4.47 (1.52) 5.18
Less distributions from:
Net investment income .......................... (0.02) (0.12) (0.62) (0.26) (0.42)
Net realized gains ............................. (0.95) (1.84) (2.12) (0.42) (1.51)
Total distributions ............................... (0.97) (1.96) (2.74) (0.68) (1.93)
Net asset value, end of year ....................... $24.43 $22.55 $26.75 $25.02 $27.22
Total return
d
................................... 12.85% (8.04)% 18.13% (5.29)% 21.93%
Ratios to average net assets
Expenses
e,f
.................................... 1.75%
g
1.75% 1.81%
g
1.80%
g
1.78%
g
Expenses - incurred in connection with securities sold short —%
h
—%
h
0.02% 0.02% 0.02%
Net investment income ........................... 1.10% 0.69% 0.35% 2.63%
c
1.32%
Supplemental data
Net assets, end of year (000’s) ..................... $47,522 $158,150 $192,660 $206,196 $302,296
Portfolio turnover rate ............................ 35.16% 59.69% 41.18%
i
21.35% 21.71%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.37%.
d
Total return does not reflect sales commissions or contingent deferred sales charges.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.45 $26.65 $24.96 $27.17 $23.91
Income from investment operations
a
:
Net investment income
b
......................... 0.39 0.29 0.24 0.70
c
0.49
Net realized and unrealized gains (losses) ........... 2.55 (2.40) 4.36 (2.09) 4.83
Total from investment operations .................... 2.94 (2.11) 4.60 (1.39) 5.32
Less distributions from:
Net investment income .......................... (0.38) (0.25) (0.79) (0.40) (0.55)
Net realized gains ............................. (0.95) (1.84) (2.12) (0.42) (1.51)
Total distributions ............................... (1.33) (2.09) (2.91) (0.82) (2.06)
Net asset value, end of year ....................... $24.06 $22.45 $26.65 $24.96 $27.17
Total return .................................... 13.36% (7.60)% 18.75% (4.80)% 22.55%
Ratios to average net assets
Expenses
d,e
.................................... 1.25%
f
1.25% 1.31%
f
1.30%
f
1.28%
f
Expenses - incurred in connection with securities sold short —%
g
—%
g
0.02% 0.02% 0.02%
Net investment income ........................... 1.66% 1.19% 0.86% 3.06%
c
1.82%
Supplemental data
Net assets, end of year (000’s) ..................... $38,681 $38,759 $49,843 $48,216 $66,038
Portfolio turnover rate ............................ 35.16% 59.69% 41.18%
h
21.35% 21.71%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.80%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.84 $27.07 $25.32 $27.55 $24.23
Income from investment operations
a
:
Net investment income
b
......................... 0.52 0.44 0.39 0.83
c
0.64
Net realized and unrealized gains (losses) ........... 2.62 (2.44) 4.43 (2.09) 4.92
Total from investment operations .................... 3.14 (2.00) 4.82 (1.26) 5.56
Less distributions from:
Net investment income .......................... (0.52) (0.39) (0.95) (0.55) (0.73)
Net realized gains ............................. (0.95) (1.84) (2.12) (0.42) (1.51)
Total distributions ............................... (1.47) (2.23) (3.07) (0.97) (2.24)
Net asset value, end of year ....................... $24.51 $22.84 $27.07 $25.32 $27.55
Total return .................................... 14.00% (7.05)% 19.37% (4.27)% 23.26%
Ratios to average net assets
Expenses
d,e
.................................... 0.71%
f
0.68% 0.74%
f
0.72%
f
0.70%
f
Expenses - incurred in connection with securities sold short —%
g
—%
g
0.02% 0.02% 0.02%
Net investment income ........................... 2.21% 1.76% 1.40% 3.57%
c
2.40%
Supplemental data
Net assets, end of year (000’s) ..................... $302,249 $286,332 $372,115 $1,449,696 $1,680,600
Portfolio turnover rate ............................ 35.16% 59.69% 41.18%
h
21.35% 21.71%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.31%.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Mutual Series Funds
Schedule of Investments, December 31, 2023
Franklin Mutual Shares Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 91.8%
Air Freight & Logistics 2.1%
United Parcel Service, Inc., B ............................ United States 950,169 $ 149,395,072
Automobile Components 0.0%
†
a,b,c,d
International Automotive Components Group Brazil LLC ........ Brazil 7,234,813 213,449
Automobiles 2.1%
General Motors Co. .................................... United States 4,114,952 147,809,076
Banks 7.2%
Bank of America Corp. ................................. United States 4,584,587 154,363,044
JPMorgan Chase & Co. ................................. United States 1,395,696 237,407,890
PNC Financial Services Group, Inc. (The) ................... United States 716,659 110,974,646
502,745,580
Building Products 1.8%
Johnson Controls International plc ......................... United States 2,220,038 127,962,990
Capital Markets 1.7%
BlackRock, Inc. ....................................... United States 145,262 117,923,692
Construction & Engineering 1.9%
b
WillScot Mobile Mini Holdings Corp. ....................... United States 2,937,341 130,711,675
Consumer Finance 2.2%
Capital One Financial Corp. ............................. United States 1,159,803 152,073,369
Containers & Packaging 1.6%
International Paper Co. ................................. United States 3,140,412 113,525,894
Diversified Telecommunication Services 0.4%
a,b,c
Windstream Holdings, Inc. ............................... United States 2,243,497 28,343,926
Electronic Equipment, Instruments & Components 1.9%
b
Flex Ltd. ............................................ United States 4,397,155 133,937,341
Energy Equipment & Services 1.6%
Schlumberger NV ..................................... United States 2,155,581 112,176,435
Entertainment 1.9%
b
Walt Disney Co. (The) .................................. United States 1,482,780 133,880,206
Financial Services 6.4%
b
Fiserv, Inc. .......................................... United States 1,120,910 148,901,685
Global Payments, Inc. .................................. United States 1,330,729 169,002,583
Voya Financial, Inc. .................................... United States 1,802,571 131,515,580
449,419,848
Food Products 2.5%
Kraft Heinz Co. (The) .................................. United States 4,695,705 173,647,171
Health Care Equipment & Supplies 3.7%
Baxter International, Inc. ................................ United States 2,630,537 101,696,560
Medtronic plc ........................................ United States 1,899,600 156,489,048
258,185,608
Health Care Providers & Services 5.8%
CVS Health Corp. ..................................... United States 2,349,309 185,501,438
Elevance Health, Inc. .................................. United States 271,296 127,932,342
Humana, Inc. ........................................ United States 203,485 93,157,468
406,591,248

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Durables 1.8%
DR Horton, Inc. ....................................... United States 825,737 $ 125,495,509
Insurance 2.9%
Everest Group Ltd. .................................... United States 300,206 106,146,837
Progressive Corp. (The) ................................ United States 591,849 94,269,709
200,416,546
Interactive Media & Services 1.0%
b
Meta Platforms, Inc., A ................................. United States 203,461 72,017,056
Machinery 2.6%
Dover Corp. ......................................... United States 461,903 71,045,301
Parker-Hannifin Corp. .................................. United States 240,769 110,922,278
181,967,579
Media 4.0%
b
Charter Communications, Inc., A .......................... United States 377,249 146,629,141
Comcast Corp., A ..................................... United States 3,072,935 134,748,200
281,377,341
Metals & Mining 0.8%
United States Steel Corp. ............................... United States 1,120,000 54,488,000
Oil, Gas & Consumable Fuels 5.9%
BP plc .............................................. United Kingdom 21,182,711 125,587,412
Chevron Corp. ....................................... United States 1,051,269 156,807,284
Williams Cos., Inc. (The) ................................ United States 3,798,037 132,285,629
414,680,325
Personal Care Products 1.8%
Kenvue , Inc. ......................................... United States 5,789,409 124,645,976
Pharmaceuticals 6.6%
GSK plc ............................................ United States 7,824,033 144,520,669
Merck & Co., Inc. ..................................... United States 1,473,679 160,660,485
Novartis AG, ADR ..................................... Switzerland 1,558,716 157,383,554
462,564,708
Professional Services 3.5%
KBR, Inc. ........................................... United States 2,101,961 116,469,659
SS&C Technologies Holdings, Inc. ......................... United States 2,098,415 128,234,141
244,703,800
Real Estate Management & Development 2.3%
b
CBRE Group, Inc., A ................................... United States 1,762,757 164,095,049
Retail REITs 2.3%
Brixmor Property Group, Inc. ............................. United States 6,802,750 158,299,992
Software 3.3%
Gen Digital, Inc. ...................................... United States 5,359,181 122,296,510
Oracle Corp. ......................................... United States 1,055,039 111,232,762
233,529,272
Specialty Retail 0.0%
†
a,b,c,d
Wayne Services Legacy, Inc. ............................. United States 7,469 97,962
Textiles, Apparel & Luxury Goods 1.4%
Tapestry, Inc. ........................................ United States 2,763,733 101,733,012

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Tobacco 1.7%
British American Tobacco plc ............................. United Kingdom 4,117,617 $ 120,492,300
Trading Companies & Distributors 3.4%
b
AerCap Holdings NV ................................... Ireland 1,263,169 93,878,720
Ferguson plc ......................................... United States 744,656 143,770,734
237,649,454
Wireless Telecommunication Services 1.7%
T-Mobile US, Inc. ..................................... United States 758,684 121,639,806
Total Common Stocks (Cost $4,912,480,803) ....................................
6,438,436,267
Principal
Amount
*
Corporate Bonds 1.9%
Passenger Airlines 0.0%
†
e
American Airlines, Inc. , Senior Secured Note , 144A, 8.5% , 5/15/29 United States 436,000 460,688
Pharmaceuticals 0.1%
e
Bausch Health Americas, Inc. , Senior Note , 144A, 8.5% , 1/31/27 .. United States 12,778,000 7,027,368
Professional Services 0.2%
e
CoreLogic, Inc. , Senior Secured Note , 144A, 4.5% , 5/01/28 ...... United States 9,805,000 8,598,838
Software 1.0%
e
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Secured Note , 144A,
7.5% , 9/01/25 ...................................... United States 86,667,000 71,616,886
Specialty Retail 0.6%
e
Staples, Inc. ,
Senior Note, 144A, 10.75%, 4/15/27 ..................... United States 33,642,000 24,547,170
Senior Secured Note, 144A, 7.5%, 4/15/26 ................ United States 20,102,000 18,719,835
43,267,005
Total Corporate Bonds (Cost $150,713,698) .....................................
130,970,785
f
Senior Floating Rate Interests 2.8%
Commercial Services & Supplies 0.8%
g
Neptune BidCo US, Inc. ,
First Lien, CME Term Loan, A, 10.257%, (3-month SOFR +
4.75%), 10/11/28 .................................... United States 38,091,734 34,881,173
First Lien, Dollar CME Term Loan, B, 10.507%, (3-month SOFR +
5%), 4/11/29 ....................................... United States 19,834,165 18,170,277
53,051,450
a a a a a a
Passenger Airlines 0.4%
g
American Airlines, Inc. , Initial CME Term Loan , 8.869% , ( 3-month
SOFR + 3.5% ), 6/04/29 ............................... United States 29,595,000 29,695,475
Professional Services 0.4%
g,h
CoreLogic, Inc. , First Lien, Initial Term Loan , 8.97% , ( 1-month SOFR
+ 3.5% ), 6/02/28 .................................... United States 31,246,441 30,491,370
g
Software 0.6%
Banff Guarantor, Inc. , Second Lien, Initial Term Loan , 10.97% ,
( 1-month SOFR + 5.5% ), 2/27/26 ........................ United States 20,487,800 20,487,800
Quest Software US Holdings, Inc. , Second Lien, Initial CME Term
Loan , 13.033% , ( 3-month SOFR + 7.5% ), 2/01/30 ........... United States 40,126,436 24,233,358
44,721,158
a a a a a a

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
Specialty Retail 0.6%
g,h
Michaels Cos., Inc. (The) , Term Loan, B , 9.86% , ( 3-month SOFR +
4.25% ), 4/15/28 ..................................... United States 47,756,138 $ 39,828,619
Total Senior Floating Rate Interests (Cost $210,496,031) .........................
197,788,072
Shares
a
Companies in Liquidation 0.0%
a,b,i
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 555,154 —
a,b,i
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 20,046,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $5,273,690,532) .............................
6,767,195,124
a
Short Term Investments 3.3%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 3.3%
j
FHLB, 1/02/24 ....................................... United States 225,500,000 225,369,711
j,k
U.S. Treasury Bills, 4/02/24 .............................. United States 5,000,000 4,934,230
Total U.S. Government and Agency Securities (Cost $230,400,696) ................
230,303,941
Total Short Term Investments (Cost $230,400,696 ) ...............................
230,303,941
a
Total Investments (Cost $5,504,091,228) 99.8% ..................................
$6,997,499,065
Other Assets, less Liabilities 0.2% .............................................
12,148,727
Net Assets 100.0% ...........................................................
$7,009,647,792
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 15 regarding fair value measurements.
b
Non-income producing.
c
See Note 10 regarding restricted securities.
d
See Note 12 regarding holdings of 5% voting securities.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2023, the aggregate value of these securities was $130,970,785, representing 1.9% of net assets.
f
See Note 1(g) regarding senior floating rate interests.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
i
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
j
The security was issued on a discount basis with no stated coupon rate.
k
A portion or all of the security has been segregated as collateral for open forward exchange contracts. At December 31, 2023, the aggregate value of these securities pledged amounted to $1,192,110, representing less than 0.1% of net assets.

Franklin Mutual Series Funds
Schedule of Investments
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At December 31, 2023, the Fund had the following futures contracts outstanding. See Note 1(d).
At December 31, 2023, the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
See Note  11  regarding other derivative information.
See A bbreviations on page 145 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange GBP/USD ................... Short 299 $ 23,828,431 3/18/24 $ (358,604)
Total Futures Contracts ...................................................................... $(358,604)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Buy 98,323 124,640 1/17/24 $ 713 $ —
British Pound ...... BOFA Sell 694,832 878,842 1/17/24 — (7,004)
British Pound ...... HSBK Buy 761,938 959,211 1/17/24 12,187 —
British Pound ...... UBSW Buy 568,231 690,343 1/17/24 34,097 —
British Pound ...... UBSW Sell 19,771,766 24,079,440 1/17/24 — (1,127,682)
Total Forward Exchange Contracts ................................................... $46,997 $(1,134,686)
Net unrealized appreciation (depreciation) ............................................ $(1,087,689)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Financial Statements
Statements of Assets and Liabilities
December 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual
Beacon Fund
Franklin Mutual
Financial
Services Fund
Franklin
Mutual Global
Discovery Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $2,526,505,131 $271,136,966 $6,973,069,313
Cost - Non-controlled affiliates (Note 3f and 12) ................. — 2,226,755 —
Value - Unaffiliated issuers ................................ $3,181,129,035 $354,772,842 $9,083,692,803
Value - Non-controlled affiliates (Note 3f and 12) ................ — 113,615 —
Cash .................................................. 274,385 93,445 3,313,087
Receivables:
Capital shares sold ...................................... 568,490 35,590 2,577,813
Dividends and interest ................................... 9,188,205 697,346 25,184,979
European Union tax reclaims (Note 1 h ) ....................... 5,720,086 277,130 4,706,925
Deposits with brokers for:
Futures contracts ...................................... — 242,760 4,826,620
Variation margin on futures contracts ......................... — 12,725 560,556
Unrealized appreciation on OTC forward exchange contracts ........ — 87,390 1,856,315
Total assets ........................................ 3,196,880,201 356,332,843 9,126,719,098
Liabilities:
Payables:
Investment securities purchased ............................ — — 6,822,845
Capital shares redeemed ................................. 3,146,458 155,623 7,806,304
Management fees ....................................... 1,803,071 258,570 6,395,470
Distribution fees ........................................ 188,514 57,074 1,277,116
Transfer agent fees ...................................... 339,284 66,176 1,647,762
Trustees' fees and expenses ............................... 163,376 17,427 733,131
IRS closing agreement payments for European Union tax reclaims
(Note 1 h ) ............................................. — 320,011 10,377,597
Unrealized depreciation on OTC forward exchange contracts ........ — 692,149 20,933,443
Accrued expenses and other liabilities ......................... 251,191 132,319 691,839
Total liabilities ....................................... 5,891,894 1,699,349 56,685,507
Net assets, at value ............................... $3,190,988,307 $354,633,494 $9,070,033,591
Net assets consist of:
Paid-in capital ........................................... $2,543,747,096 $334,054,272 $6,913,460,717
Total distributable earnings (losses) ........................... 647,241,211 20,579,222 2,156,572,874
Net assets, at value ............................... $3,190,988,307 $354,633,494 $9,070,033,591

Franklin Mutual Series Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Mutual
Beacon Fund
Franklin Mutual
Financial
Services Fund
Franklin
Mutual Global
Discovery Fund
Class Z:
Net assets, at value ..................................... $2,106,340,964 $113,697,882 $3,113,311,257
Shares outstanding ...................................... 135,119,319 4,375,630 101,945,926
Net asset value and maximum offering price per share ........... $15.59 $25.98 $30.54
Class A:
Net assets, at value ..................................... $829,103,794 $224,751,053 $5,169,284,205
Shares outstanding ...................................... 53,912,969 8,620,562 174,397,380
Net asset value per share
a
................................ $15.38 $26.07 $29.64
Maximum offering price per share (net asset value per share ÷
94.50%) .............................................. $16.28 $27.59 $31.37
Class C:
Net assets, at value ..................................... $17,359,003 $12,087,599 $173,812,197
Shares outstanding ...................................... 1,117,536 464,642 5,817,017
Net asset value and maximum offering price per share
a
........... $15.53 $26.01 $29.88
Class R:
Net assets, at value ..................................... $1,347,990 $— $114,920,460
Shares outstanding ...................................... 89,160 — 3,947,940
Net asset value and maximum offering price per share ........... $15.12 $— $29.11
Class R6:
Net assets, at value ..................................... $236,836,556 $4,096,960 $498,705,472
Shares outstanding ...................................... 15,202,475 156,569 16,342,559
Net asset value and maximum offering price per share ........... $15.58 $26.17 $30.52
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual
International
Value Fund
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $662,585,223 $2,377,722,224 $5,499,286,550
Cost - Non-controlled affiliates (Note 3f and 12) ................. — 133,860,051 4,804,678
Value - Unaffiliated issuers ................................ $787,045,729 $2,522,374,795 $6,997,187,654
Value - Non-controlled affiliates (Note 3f and 12) ................ — 150,837,038 311,411
Cash .................................................. 2,299,852 1,983,520 1,939,603
Receivables:
Investment securities sold ................................. — 27,861,271 43,509,484
Capital shares sold ...................................... 259,070 742,447 2,233,345
Dividends and interest ................................... 3,603,127 11,268,521 19,393,773
European Union tax reclaims (Note 1 h ) ....................... 1,571,988 719,952 1,961,676
Deposits with brokers for:
Securities sold short ................................... — 8,747,371 —
Futures contracts ...................................... 21,112 619,150 603,630
Variation margin on futures contracts ......................... 382 2,388 —
Unrealized appreciation on OTC forward exchange contracts ........ — 128,068 46,997
Total assets ........................................ 794,801,260 2,725,284,521 7,067,187,573
Liabilities:
Payables:
Investment securities purchased ............................ — 32,217,361 44,182,652
Capital shares redeemed ................................. 675,443 3,740,661 5,770,838
Management fees ....................................... 521,717 1,513,160 3,911,631
Distribution fees ........................................ 67,418 147,165 625,855
Transfer agent fees ...................................... 110,366 266,137 788,547
Trustees' fees and expenses ............................... 100,918 217,754 683,046
IRS closing agreement payments for European Union tax reclaims
(Note 1 h ) ............................................. 5,965,205 — —
Variation margin on futures contracts ......................... — — 35,506
Securities sold short, at value (proceeds $–, $8,470,788 and $–, respectively ) ............................................ — 8,533,434 —
Unrealized depreciation on OTC forward exchange contracts ........ — 6,404,731 1,134,686
Accrued expenses and other liabilities ......................... 191,886 238,678 407,020
Total liabilities ....................................... 7,632,953 53,279,081 57,539,781
Net assets, at value ............................... $787,168,307 $2,672,005,440 $7,009,647,792
Net assets consist of:
Paid-in capital ........................................... $783,919,164 $3,136,817,831 $5,487,158,029
Total distributable earnings (losses) ........................... 3,249,143 (464,812,391) 1,522,489,763
Net assets, at value ............................... $787,168,307 $2,672,005,440 $7,009,647,792

Franklin Mutual Series Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Mutual
International
Value Fund
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Class Z:
Net assets, at value ..................................... $480,408,606 $2,026,135,927 $3,894,722,421
Shares outstanding ...................................... 20,045,498 148,076,791 158,762,861
Net asset value and maximum offering price per share ........... $23.97 $13.68 $24.53
Class A:
Net assets, at value ..................................... $287,258,128 $584,270,638 $2,726,473,439
Shares outstanding ...................................... 12,389,215 43,477,648 112,851,560
Net asset value per share
a
................................ $23.19 $13.44 $24.16
Maximum offering price per share (net asset value per share ÷
94.50%) .............................................. $24.54 $14.22 $25.57
Class C:
Net assets, at value ..................................... $8,769,302 $27,863,058 $47,522,342
Shares outstanding ...................................... 369,768 2,077,049 1,945,298
Net asset value and maximum offering price per share
a
........... $23.72 $13.41 $24.43
Class R:
Net assets, at value ..................................... $782,539 $2,741,882 $38,680,939
Shares outstanding ...................................... 34,604 207,786 1,607,512
Net asset value and maximum offering price per share ........... $22.61 $13.20 $24.06
Class R6:
Net assets, at value ..................................... $9,949,732 $30,993,935 $302,248,651
Shares outstanding ...................................... 415,366 2,268,156 12,331,710
Net asset value and maximum offering price per share ........... $23.95 $13.66 $24.51
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statements of Operations
for the year ended December 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual
Beacon Fund
Franklin Mutual
Financial
Services Fund
Franklin
Mutual Global
Discovery Fund
Investment income:
Dividends: (net of foreign taxes of $1,894,270, $576,607 and $9,382,133, respectively)
Unaffiliated issuers ...................................... $85,469,537 $10,880,129 $214,136,987
Non-controlled affiliate s (Note 3f and 12) ...................... — 288 —
Interest:
Unaffiliated issuers ...................................... 3,382,917 679,475 23,752,670
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... — (349) —
Non-controlled affiliates (Note 3 f ) ........................... — 420 —
Other income (Note 1 h ) .................................... 3,729,768 163,910 4,533,369
Less: IRS closing agreement payments for European Union tax reclaims
(Note 1 h ) ............................................... — (3,765) (212,868)
Total investment income ................................. 92,582,222 11,720,108 242,210,158
Expenses:
Management fees (Note 3 a ) ................................. 20,320,315 2,987,234 74,063,485
Distribution fees: (Note 3c )
    Class A .............................................. 2,033,778 539,972 12,408,820
    Class C .............................................. 177,407 147,358 1,963,445
    Class R .............................................. 6,400 — 561,083
Transfer agent fees: (Note 3e )
    Class Z .............................................. 1,469,230 128,588 3,046,427
    Class A .............................................. 581,836 256,238 5,037,070
    Class C .............................................. 12,701 17,347 199,555
    Class R .............................................. 916 — 113,899
    Class R6 ............................................. 32,301 3,020 140,509
Custodian fees (Note 4 ) .................................... 54,987 11,875 233,432
Reports to shareholders fees ................................ 88,855 34,742 539,190
Registration and filing fees .................................. 93,989 63,274 274,486
Professional fees ......................................... 147,589 117,311 178,697
Trustees' fees and expenses ................................ 197,741 27,746 572,479
Dividends on securities sold short ............................ — — 112,200
Other .................................................. 72,301 36,505 115,844
Total expenses ....................................... 25,290,346 4,371,210 99,560,621
Expense reductions (Note 4 ) ............................. (83,422) (13,930) (313,995)
Expenses waived/paid by affiliate s (Note 3f and 3g) ............ (7,589) (2,306) —
Net expenses ....................................... 25,199,335 4,354,974 99,246,626
Net investment income .............................. 67,382,887 7,365,134 142,963,532

Franklin Mutual Series Funds
Financial Statements
Statements of Operations
(continued)
for the year ended December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Mutual
Beacon Fund
Franklin Mutual
Financial
Services Fund
Franklin
Mutual Global
Discovery Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 92,280,827 (32,654,715) 554,573,050
Foreign currency transactions .............................. 91,501 24,881 (543,800)
Forward exchange contracts ............................... — (1,741,023) 25,423,577
Futures contracts ....................................... — (70,392) (358,709)
Securities sold short ..................................... — — 1,135,336
Net realized gain (loss) ................................ 92,372,328 (34,441,249) 580,229,454
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 280,761,442 64,076,524 904,007,359
Non-controlled affiliate s (Note 3f and 12) .................... — (23,176) —
Translation of other assets and liabilities denominated in foreign currencies ........................................... 333,685 26,619 13,814
Forward exchange contracts ............................... — 892,830 651,542
Futures contracts ....................................... — (239,045) (3,834,301)
Net change in unrealized appreciation (depreciation) .......... 281,095,127 64,733,752 900,838,414
Net realized and unrealized gain (loss) .......................... 373,467,455 30,292,503 1,481,067,868
Net increase (decrease) in net assets resulting from operations ........ $440,850,342 $37,657,637 $1,624,031,400

Franklin Mutual Series Funds
Financial Statements
Statements of Operations
(continued)
for the year ended December 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual
International
Value Fund
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Investment income:
Dividends: (net of foreign taxes of $1,861,241, $1,518,259 and
$1,022,441, respectively)
Unaffiliated issuers ...................................... $22,393,888 $47,656,188 $139,401,433
Interest:
Unaffiliated issuers:
Paid in cash
a
......................................... 1,278,144 77,758,788 56,660,659
Non-controlled affiliates: (Note 12)
Payment-in-kind ....................................... — 9,465,504 —
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... 1,644 1,282 1,704,434
Non-controlled affiliates (Note 3 f ) ........................... — 8,679 —
Other income (Note 1 h ) .................................... 638,393 420,591 1,282,156
Total investment income ................................. 24,312,069 135,311,032 199,048,682
Expenses:
Management fees (Note 3 a ) ................................. 6,230,660 17,892,141 45,621,521
Distribution fees: (Note 3c )
    Class A .............................................. 677,984 1,471,694 6,496,170
    Class C .............................................. 113,994 293,963 1,258,539
    Class R .............................................. 3,925 13,620 191,603
Transfer agent fees: (Note 3e )
    Class Z .............................................. 392,731 1,313,709 2,551,812
    Class A .............................................. 240,010 386,596 1,749,358
    Class C .............................................. 10,140 19,284 84,741
    Class R .............................................. 700 1,789 25,797
    Class R6 ............................................. 11,955 16,148 61,283
Custodian fees (Note 4 ) .................................... 83,753 47,797 19,012
Reports to shareholders fees ................................ 46,480 87,867 232,132
Registration and filing fees .................................. 105,504 99,621 204,264
Professional fees ......................................... 125,071 155,031 176,898
Trustees' fees and expenses ................................ 53,197 180,958 453,802
Dividends and interest on securities sold short ................... — 869,765 90,360
Other .................................................. 47,721 63,402 82,719
Total expenses ....................................... 8,143,825 22,913,385 59,300,011
Expense reductions (Note 4 ) ............................. (51,317) (52,923) (71,746)
Expenses waived/paid by affiliates (Note 3f and 3g) ............ (13,220) (10,719) (9,786)
Net expenses ....................................... 8,079,288 22,849,743 59,218,479
Net investment income .............................. 16,232,781 112,461,289 139,830,203

Franklin Mutual Series Funds
Financial Statements
Statements of Operations
(continued)
for the year ended December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Mutual
International
Value Fund
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (13,732,120) (308,200,855) 193,191,695
Non-controlled affiliates (Note 3f and 12) .................... — 2,524,365 —
Written options ......................................... — 3,092,376 —
Foreign currency transactions .............................. (585,350) 201,273 100,127
Forward exchange contracts ............................... (5,443,911) 947,051 (4,659,863)
Futures contracts ....................................... (3,746,608) (266,362) (514,591)
Securities sold short ..................................... — (21,018,810) (5,955,883)
Net realized gain (loss) ................................ (23,507,989) (322,720,962) 182,161,485
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 117,190,598 442,813,631 559,489,724
Non-controlled affiliates (Note 3f and 12) .................... — 29,953,356 56,760
Translation of other assets and liabilities denominated in foreign currencies ........................................... 500,952 37,107 108,549
Written options ......................................... — 284,300 —
Forward exchange contracts ............................... 1,788,975 (4,277,860) 3,010,130
Futures contracts ....................................... 914,192 (679,120) (745,261)
Securities sold short ..................................... — 2,520,707 —
Net change in unrealized appreciation (depreciation) .......... 120,394,717 470,652,121 561,919,902
Net realized and unrealized gain (loss) .......................... 96,886,728 147,931,159 744,081,387
Net increase (decrease) in net assets resulting from operations ........ $113,119,509 $260,392,448 $883,911,590
a
Includes amortization of premium and accretion of discount.

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual Beacon Fund Franklin Mutual Financial Services Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $67,382,887 $53,049,195 $7,365,134 $8,930,086
Net realized gain (loss) ............ 92,372,328 196,576,867 (34,441,249) 27,683,862
Net change in unrealized appreciation
(depreciation) ................. 281,095,127 (682,590,820) 64,733,752 (60,365,040)
Net increase (decrease) in net
assets resulting from operations . 440,850,342 (432,964,758) 37,657,637 (23,751,092)
Distributions to shareholders:
Class Z ........................ (126,134,254) (190,112,808) (2,751,494) (2,688,217)
Class A ........................ (48,315,849) (74,167,735) (4,894,923) (4,824,183)
Class C ........................ (870,858) (1,592,139) (146,591) (212,982)
Class R ........................ (75,382) (120,118) — —
Class R6 ....................... (12,847,056) (9,621,951) (97,827) (50,005)
Total distributions to shareholders ..... (188,243,399) (275,614,751) (7,890,835) (7,775,387)
Capital share transactions: (Note 2 )
Class Z ........................ (73,264,356) (15,446,542) (10,495,795) (4,430,932)
Class A ........................ (35,378,349) 2,759,223 (24,955,096) (8,336,278)
Class C ........................ (2,980,104) (3,987,241) (7,139,115) (5,252,310)
Class R ........................ (90,388) 230,991 — —
Class R6 ....................... 119,411,533 (20,790,639) 1,682,912 (732,681)
Total capital share transactions ....... 7,698,336 (37,234,208) (40,907,094) (18,752,201)
Net increase (decrease) in net
assets ..................... 260,305,279 (745,813,717) (11,140,292) (50,278,680)
Net assets:
Beginning of year .................. 2,930,683,028 3,676,496,745 365,773,786 416,052,466
End of year ...................... $3,190,988,307 $2,930,683,028 $354,633,494 $365,773,786

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Mutual Global Discovery Fund Franklin Mutual International Value Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $142,963,532 $164,656,225 $16,232,781 $20,302,434
Net realized gain (loss) ............ 580,229,454 506,317,803 (23,507,989) 73,058,121
Net change in unrealized appreciation
(depreciation) ................. 900,838,414 (1,168,768,275) 120,394,717 (106,285,616)
Net increase (decrease) in net
assets resulting from operations . 1,624,031,400 (497,794,247) 113,119,509 (12,925,061)
Distributions to shareholders:
Class Z ........................ (209,953,963) (281,878,228) (10,595,521) (13,475,013)
Class A ........................ (345,059,690) (468,308,648) (5,938,931) (7,954,672)
Class C ........................ (10,037,255) (20,215,814) (103,373) (329,499)
Class R ........................ (7,506,460) (10,672,271) (13,359) (16,953)
Class R6 ....................... (33,882,531) (51,982,564) (486,240) (1,108,946)
Total distributions to shareholders ..... (606,439,899) (833,057,525) (17,137,424) (22,885,083)
Capital share transactions: (Note 2 )
Class Z ........................ (92,586,351) (52,974,974) 8,619,804 (21,426,384)
Class A ........................ (149,003,067) (120,252,374) (3,457,352) (14,180,394)
Class C ........................ (72,231,562) (75,739,833) (7,997,324) (8,053,154)
Class R ........................ (7,771,010) (9,685,704) 20,721 6,556
Class R6 ....................... (89,372,523) (46,371,609) (25,432,600) (1,105,043)
Total capital share transactions ....... (410,964,513) (305,024,494) (28,246,751) (44,758,419)
Net increase (decrease) in net
assets ..................... 606,626,988 (1,635,876,266) 67,735,334 (80,568,563)
Net assets:
Beginning of year .................. 8,463,406,603 10,099,282,869 719,432,973 800,001,536
End of year ...................... $9,070,033,591 $8,463,406,603 $787,168,307 $719,432,973

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual Quest Fund Franklin Mutual Shares Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $112,461,289 $105,469,872 $139,830,203 $118,842,776
Net realized gain (loss) ............ (322,720,962) 348,426,533 182,161,485 503,364,261
Net change in unrealized appreciation
(depreciation) ................. 470,652,121 (674,931,243) 561,919,902 (1,245,489,698)
Net increase (decrease) in net
assets resulting from operations . 260,392,448 (221,034,838) 883,911,590 (623,282,661)
Distributions to shareholders:
Class Z ........................ (90,041,826) (75,629,406) (224,503,537) (351,898,805)
Class A ........................ (25,068,653) (21,616,265) (152,760,064) (237,824,169)
Class C ........................ (974,331) (870,932) (1,891,299) (12,939,673)
Class R ........................ (112,506) (121,099) (2,081,752) (3,434,282)
Class R6 ....................... (1,387,964) (1,210,033) (17,324,235) (26,928,459)
Total distributions to shareholders ..... (117,585,280) (99,447,735) (398,560,887) (633,025,388)
Capital share transactions: (Note 2 )
Class Z ........................ (129,957,960) (110,831,935) (160,423,287) (231,177,795)
Class A ........................ (64,066,788) (34,031,376) (57,675,602) (56,625,234)
Class C ........................ (6,699,248) (7,073,962) (120,298,504) (6,041,214)
Class R ........................ (1,142,993) 1,714,206 (2,809,938) (3,864,289)
Class R6 ....................... (2,785,499) (3,345,837) (5,125,314) (32,819,611)
Total capital share transactions ....... (204,652,488) (153,568,904) (346,332,645) (330,528,143)
Net increase (decrease) in net
assets ..................... (61,845,320) (474,051,477) 139,018,058 (1,586,836,192)
Net assets:
Beginning of year .................. 2,733,850,760 3,207,902,237 6,870,629,734 8,457,465,926
End of year ...................... $2,672,005,440 $2,733,850,760 $7,009,647,792 $6,870,629,734

Franklin Mutual Series Funds

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Mutual Series Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of six
separate funds (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
apply the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The classes of shares offered within each of the Funds are indicated below. Class
C shares automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Class Z, Class A, Class C, Class R, & Class R6
Franklin Mutual Beacon Fund
Franklin Mutual Global Discovery Fund
Franklin Mutual International Value Fund
a
Franklin Mutual Quest Fund
Franklin Mutual Shares Fund
Class Z, Class A, Class C, & Class R6
Franklin Mutual Financial Services Fund
b
a
Effective May 1, 2023, Franklin Mutual European Fund was renamed Franklin
Mutual International Value Fund.
b
Effective January 29, 2024, Franklin Mutual Financial Services Fund was closed to new investors with limited exceptions.
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.

Franklin Mutual Series Funds
Notes to Financial Statements

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Certain derivative financial instruments trade in the OTC
market. The Funds' pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Funds' net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between
the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
c. Securities Purchased on a Delayed Delivery Basis
Certain or all Funds purchase securities on a delayed
delivery basis, with payment and delivery scheduled for
a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Funds will generally purchase these
securities with the intention of holding the securities, they may sell the securities before the settlement date.
d. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives,
whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statements of Assets and Liabilities. Early termination by
the counterparty may result in an immediate payment by the
Funds of any net liability owed to that counterparty under the
ISDA agreement.
At December 31, 2023, certain or all Funds had OTC
derivatives in a net liability position and the aggregate value of collateral pledged for such contracts was as follows:
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Funds' investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At December 31, 2023, certain or all Funds received U.S.
Treasury Bonds and Notes as collateral for derivatives, as
follows:
Net Liability
Position
Aggregate Value
of Collateral
Pledged
Franklin Mutual Financial
Services Fund $628,651 $456,273
Franklin Mutual Global
Discovery Fund $19,296,977 $10,902,325
Franklin Mutual Quest Fund $6,296,588 $5,455,285
Franklin Mutual Shares Fund $1,099,876 $1,192,110
1. Organization and Significant Accounting Policies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
Certain or all Funds entered into exchange traded futures
contracts primarily to manage exposure to certain foreign
currencies and equity price risk. A futures contract is an
agreement between the Fund and a counterparty to buy or
sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. At
December 31, 2023, Franklin Mutual Beacon Fund had no
futures contracts.
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. At
December 31, 2023, Franklin Mutual Beacon Fund and
Franklin Mutual International Value Fund had no forward
exchange contracts.
Certain or all Funds purchased or wrote exchange traded
option contracts primarily to manage exposure to equity
price risk. An option is a contract entitling the holder to
purchase or sell a specific amount of shares or units of an
asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to
close the position is recorded as a realized gain or loss. At
December 31, 2023, Franklin Mutual Beacon Fund, Franklin
Mutual Financial Services Fund, Franklin Mutual Global
Discovery Fund, Franklin Mutual International Value Fund
and Franklin Mutual Shares Fund had no option contracts.
See Note 11 regarding other derivative information.
e. Securities Sold Short
Certain or all Funds are engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current fair value. The Fund incurs a
loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short.
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund. At December
31, 2023, Franklin Mutual Beacon Fund, Franklin Mutual
Financial Services Fund, Franklin Mutual Global Discovery
Fund, Franklin Mutual International Value Fund and Franklin
Mutual Shares Fund had no securities sold short.
f. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
Collateral
Received
Franklin Mutual Financial Services Fund $–
Franklin Mutual Global Discovery Fund $172,145
Franklin Mutual Quest Fund $57,489
Franklin Mutual Shares Fund $–
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower. At December 31, 2023, the
Funds had no securities on loan.
g. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by a designated U.S. bank or the Secured Overnight Financing
Rate (SOFR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
h. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Funds during a fiscal year exceed foreign withholding taxes paid by the Funds,
and the Funds previously passed through to its shareholders
foreign taxes incurred by the Funds to be used as a credit
or deduction on a shareholder’s income tax return, the
Funds will enter into a closing agreement with the Internal
Revenue Service (IRS) in order to pay the associated tax
liability on behalf of the Funds' shareholders. During the
fiscal year ended December 31, 2023, certain or all Funds
received EU reclaims in excess of the foreign taxes paid
during the year. Franklin Mutual Financial Services Fund
and Franklin Mutual Global Discovery Fund previously
determined to enter into a closing agreement with the IRS
and recorded any adjustments to estimated payments as
a reduction to income, as reflected in the Statements of
Operations.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of December
31, 2023, each Fund has determined that no tax liability is
required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken
1. Organization and Significant Accounting Policies
(continued)
f. Securities Lending
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
in future tax years). Open tax years are those that remain
subject to examination and are based on the statute of
limitations in each jurisdiction in which the Fund invests.
i. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Certain or
all Funds may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received by
the Funds. Facility fees are recognized as income over the
expected term of the loan. Dividend income and dividends
declared on securities sold short are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
j. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
k. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
h. Income and Deferred Taxes
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
2. Shares of Beneficial Interest
At December 3 1 , 202 3 , there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Mutual Beacon Fund
Franklin Mutual Financial
Services Fund
Shares Amount Shares Amount
Class Z
Class Z Shares:
Year ended December 31, 2023
Shares sold ................................... 4,437,383 $67,628,142 559,918 $13,281,834
Shares issued in reinvestment of distributions .......... 7,747,967 117,768,870 103,026 2,607,060
Shares redeemed ............................... (16,970,020) (258,661,368) (1,115,323) (26,384,689)
Net increase (decrease) .......................... (4,784,670) $(73,264,356) (452,379) $(10,495,795)
Year ended December 31, 2022
Shares sold ................................... 4,518,425 $72,353,692 549,487 $13,771,776
Shares issued in reinvestment of distributions .......... 12,611,801 177,940,210 109,208 2,552,205
Shares redeemed ............................... (16,880,382) (265,740,444) (863,058) (20,754,913)
Net increase (decrease) .......................... 249,844 $(15,446,542) (204,363) $(4,430,932)
Class A
Class A Shares:
Year ended December 31, 2023
Shares sold
a
................................... 3,822,581 $56,821,255 816,251 $19,131,617
Shares issued in reinvestment of distributions .......... 3,127,595 46,870,576 186,231 4,722,724
Shares redeemed ............................... (9,284,571) (139,070,180) (2,085,538) (48,809,437)
Net increase (decrease) .......................... (2,334,395) $(35,378,349) (1,083,056) $(24,955,096)
Year ended December 31, 2022
Shares sold
a
................................... 3,950,838 $62,998,373 1,404,392 $35,638,190
Shares issued in reinvestment of distributions .......... 5,184,904 72,072,434 199,079 4,668,407
Shares redeemed ............................... (8,517,905) (132,311,584) (2,030,320) (48,642,875)
Net increase (decrease) .......................... 617,837 $2,759,223 (426,849) $(8,336,278)
Class C
Class C Shares:
Year ended December 31, 2023
Shares sold ................................... 247,854 $3,701,522 65,017 $1,504,374
Shares issued in reinvestment of distributions .......... 57,121 863,345 5,785 145,087
Shares redeemed
a
.............................. (501,112) (7,544,971) (377,151) (8,788,576)
Net increase (decrease) .......................... (196,137) $(2,980,104) (306,349) $(7,139,115)
Year ended December 31, 2022
Shares sold ................................... 162,368 $2,643,400 145,932 $3,719,658
Shares issued in reinvestment of distributions .......... 113,683 1,581,132 9,028 210,721
Shares redeemed
a
.............................. (519,947) (8,211,773) (387,486) (9,182,689)
Net increase (decrease) .......................... (243,896) $(3,987,241) (232,526) $(5,252,310)
Class R

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
Franklin Mutual Beacon Fund
Franklin Mutual Financial
Services Fund
Shares Amount Shares Amount
Class R Shares:
Six Months ended December 31, 2023
Shares sold ................................... 18,489 $270,366 — $—
Shares issued in reinvestment of distributions .......... 5,116 75,382 — —
Shares redeemed ............................... (29,611) (436,136) — —
Net increase (decrease) .......................... (6,006) $(90,388) — $—
Six Months ended December 31, 2022
Shares sold ................................... 11,936 $185,508 — $—
Shares issued in reinvestment of distributions .......... 8,778 120,118 — —
Shares redeemed ............................... (4,829) (74,635) — —
Net increase (decrease) .......................... 15,885 $230,991 — $—
Class R6
Class R6 Shares:
Year ended December 31, 2023
Shares sold ................................... 11,297,222 $167,926,159 156,534 $3,857,698
Shares issued in reinvestment of distributions .......... 337,258 5,123,040 3,830 97,827
Shares redeemed ............................... (3,482,773) (53,637,666) (91,121) (2,272,613)
Net increase (decrease) .......................... 8,151,707 $119,411,533 69,243 $1,682,912
Year ended December 31, 2022
Shares sold ................................... 844,073 $13,800,081 31,598 $790,271
Shares issued in reinvestment of distributions .......... 678,737 9,575,351 2,125 50,005
Shares redeemed ............................... (2,894,436) (44,166,071) (62,999) (1,572,957)
Net increase (decrease) .......................... (1,371,626) $(20,790,639) (29,276) $(732,681)
Franklin Mutual Global
Discovery Fund
Franklin Mutual International
Value Fund
Shares Amount Shares Amount
Class Z
Class Z Shares:
Year ended December 31, 2023
Shares sold ................................... 6,493,289 $192,343,022 2,869,081 $64,544,782
Shares issued in reinvestment of distributions .......... 6,430,200 192,529,780 429,392 9,719,452
Shares redeemed ............................... (16,103,822) (477,459,153) (2,905,391) (65,644,430)
Net increase (decrease) .......................... (3,180,333) $(92,586,351) 393,082 $8,619,804
Year ended December 31, 2022
Shares sold ................................... 4,894,660 $146,445,586 5,006,874 $107,549,542
Shares issued in reinvestment of distributions .......... 9,606,859 258,820,963 607,689 12,330,793
Shares redeemed ............................... (15,602,455) (458,241,523) (6,848,287) (141,306,719)
Net increase (decrease) .......................... (1,100,936) $(52,974,974) (1,233,724) $(21,426,384)
Class A
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual Global
Discovery Fund
Franklin Mutual International
Value Fund
Shares Amount Shares Amount
Class A Shares:
Year ended December 31, 2023
Shares sold
a
................................... 12,430,769 $354,657,476 1,613,523 $35,351,619
Shares issued in reinvestment of distributions .......... 11,607,296 337,331,008 259,480 5,654,768
Shares redeemed ............................... (29,263,600) (840,991,551) (2,037,327) (44,463,739)
Net increase (decrease) .......................... (5,225,535) $(149,003,067) (164,324) $(3,457,352)
Year ended December 31, 2022
Shares sold
a
................................... 9,521,128 $277,104,275 1,143,930 $23,416,157
Shares issued in reinvestment of distributions .......... 17,470,833 457,401,627 385,864 7,567,616
Shares redeemed ............................... (29,745,785) (854,758,276) (2,238,008) (45,164,167)
Net increase (decrease) .......................... (2,753,824) $(120,252,374) (708,214) $(14,180,394)
Class C
Class C Shares:
Year ended December 31, 2023
Shares sold ................................... 1,033,148 $29,371,188 69,828 $1,540,194
Shares issued in reinvestment of distributions .......... 341,034 9,989,953 4,753 101,955
Shares redeemed
a
.............................. (3,879,460) (111,592,703) (434,200) (9,639,473)
Net increase (decrease) .......................... (2,505,278) $(72,231,562) (359,619) $(7,997,324)
Year ended December 31, 2022
Shares sold ................................... 657,450 $19,234,736 57,998 $1,215,483
Shares issued in reinvestment of distributions .......... 770,098 20,104,071 16,514 323,733
Shares redeemed
a
.............................. (3,957,748) (115,078,640) (466,964) (9,592,370)
Net increase (decrease) .......................... (2,530,200) $(75,739,833) (392,452) $(8,053,154)
Class R
Class R Shares:
Year ended December 31, 2023
Shares sold ................................... 429,189 $12,115,643 62,165 $1,277,450
Shares issued in reinvestment of distributions .......... 262,654 7,496,446 632 13,359
Shares redeemed ............................... (968,250) (27,383,099) (59,492) (1,270,088)
Net increase (decrease) .......................... (276,407) $(7,771,010) 3,305 $20,721
Year ended December 31, 2022
Shares sold ................................... 391,507 $11,216,698 11,242 $218,562
Shares issued in reinvestment of distributions .......... 414,590 10,657,235 886 16,953
Shares redeemed ............................... (1,096,319) (31,559,637) (11,636) (228,959)
Net increase (decrease) .......................... (290,222) $(9,685,704) 492 $6,556
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Franklin Mutual Global
Discovery Fund
Franklin Mutual International
Value Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended December 31, 2023
Shares sold ................................... 3,299,551 $96,011,358 358,652 $7,982,647
Shares issued in reinvestment of distributions .......... 1,121,127 33,536,170 8,181 185,406
Shares redeemed ............................... (7,418,871) (218,920,051) (1,534,035) (33,600,653)
Net increase (decrease) .......................... (2,998,193) $(89,372,523) (1,167,202) $(25,432,600)
Year ended December 31, 2022
Shares sold ................................... 2,373,607 $70,078,122 199,706 $4,124,439
Shares issued in reinvestment of distributions .......... 1,588,180 42,784,151 11,098 225,059
Shares redeemed ............................... (5,311,125) (159,233,882) (264,096) (5,454,541)
Net increase (decrease) .......................... (1,349,338) $(46,371,609) (53,292) $(1,105,043)
Franklin Mutual Quest Fund Franklin Mutual Shares Fund
Shares Amount Shares Amount
Class Z
Class Z Shares:
Year ended December 31, 2023
Shares sold ................................... 7,677,545 $100,748,804 4,454,850 $105,270,805
Shares issued in reinvestment of distributions .......... 6,346,294 85,180,750 8,371,198 199,292,980
Shares redeemed ............................... (23,915,512) (315,887,514) (19,667,301) (464,987,072)
Net increase (decrease) .......................... (9,891,673) $(129,957,960) (6,841,253) $(160,423,287)
Year ended December 31, 2022
Shares sold ................................... 9,784,272 $141,281,538 8,798,481 $213,065,039
Shares issued in reinvestment of distributions .......... 5,582,185 71,608,119 13,845,004 313,006,127
Shares redeemed ............................... (23,183,656) (323,721,592) (31,157,436) (757,248,961)
Net increase (decrease) .......................... (7,817,199) $(110,831,935) (8,513,951) $(231,177,795)
Class A
Class A Shares:
Year ended December 31, 2023
Shares sold
a
................................... 3,767,135 $47,938,201 11,359,311 $265,229,190
Shares issued in reinvestment of distributions .......... 1,867,301 24,613,784 6,356,326 148,932,805
Shares redeemed ............................... (10,596,089) (136,618,773) (20,314,755) (471,837,597)
Net increase (decrease) .......................... (4,961,653) $(64,066,788) (2,599,118) $(57,675,602)
Year ended December 31, 2022
Shares sold
a
................................... 4,854,484 $67,636,417 5,456,941 $135,249,494
Shares issued in reinvestment of distributions .......... 1,674,995 21,117,918 10,408,356 231,619,673
Shares redeemed ............................... (8,979,450) (122,785,711) (17,268,207) (423,494,401)
Net increase (decrease) .......................... (2,449,971) $(34,031,376) (1,402,910) $(56,625,234)
Class C
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements

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Franklin Mutual Quest Fund Franklin Mutual Shares Fund
Shares Amount Shares Amount
Class C Shares:
Year ended December 31, 2023
Shares sold ................................... 354,346 $4,490,786 862,035 $19,944,926
Shares issued in reinvestment of distributions .......... 73,656 969,074 80,423 1,877,660
Shares redeemed
a
.............................. (950,031) (12,159,108) (6,010,694) (142,121,090)
Net increase (decrease) .......................... (522,029) $(6,699,248) (5,068,236) $(120,298,504)
Year ended December 31, 2022
Shares sold ................................... 334,623 $4,632,285 1,322,415 $32,820,116
Shares issued in reinvestment of distributions .......... 68,787 865,760 583,262 12,902,802
Shares redeemed
a
.............................. (925,818) (12,572,007) (2,093,687) (51,764,132)
Net increase (decrease) .......................... (522,408) $(7,073,962) (188,010) $(6,041,214)
Class R
Class R Shares:
Year ended December 31, 2023
Shares sold ................................... 51,152 $644,174 157,693 $3,630,210
Shares issued in reinvestment of distributions .......... 8,687 112,506 89,320 2,081,736
Shares redeemed ............................... (149,547) (1,899,673) (366,027) (8,521,884)
Net increase (decrease) .......................... (89,708) $(1,142,993) (119,014) $(2,809,938)
Year ended December 31, 2022
Shares sold ................................... 278,639 $3,958,251 159,279 $3,993,747
Shares issued in reinvestment of distributions .......... 9,769 121,099 155,234 3,434,257
Shares redeemed ............................... (180,023) (2,365,144) (458,550) (11,292,293)
Net increase (decrease) .......................... 108,385 $1,714,206 (144,037) $(3,864,289)
Class R6
Class R6 Shares:
Year ended December 31, 2023
Shares sold ................................... 404,126 $5,306,369 694,918 $16,140,974
Shares issued in reinvestment of distributions .......... 102,520 1,375,044 727,055 17,303,237
Shares redeemed ............................... (718,549) (9,466,912) (1,626,591) (38,569,525)
Net increase (decrease) .......................... (211,903) $(2,785,499) (204,618) $(5,125,314)
Year ended December 31, 2022
Shares sold ................................... 480,288 $6,781,496 506,509 $12,677,849
Shares issued in reinvestment of distributions .......... 93,655 1,200,472 1,191,226 26,903,261
Shares redeemed ............................... (813,586) (11,327,805) (2,905,856) (72,400,721)
Net increase (decrease) .......................... (239,643) $(3,345,837) (1,208,121) $(32,819,611)
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Mutual Beacon Fund and Franklin Mutual Quest Fund pay an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of each of the Funds as follows:
Franklin Mutual Financial Services Fund pays an investment management fee, calculated daily and paid monthly, to Franklin
Mutual based on the average daily net assets of each of the Funds as follows:
Franklin Mutual Global Discovery Fund pays an investment management fee, calculated daily and paid monthly, to Franklin
Mutual based on the average daily net assets of the Fund as follows:
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.675% Up to and including $5 billion
0.645% Over $5 billion, up to and including $7 billion
0.625% Over $7 billion, up to and including $10 billion
0.615% In excess of $10 billion
Annualized Fee Rate Net Assets
0.875% Up to and including $1 billion
0.845% Over $1 billion, up to and including $2 billion
0.825% Over $2 billion, up to and including $5 billion
0.805% In excess of $5 billion
Annualized Fee Rate Net Assets
0.845% Up to and including $7 billion
0.825% Over $7 billion, up to and including $10 billion
0.805% Over $10 billion, up to and including $13 billion
0.785% Over $13 billion, up to and including $16 billion
0.765% Over $16 billion, up to and including $19 billion
0.745% Over $19 billion, up to and including $22 billion
0.725% Over $22 billion, up to and including $25 billion
0.705% Over $25 billion, up to and including $28 billion
0.685% In excess of $28 billion

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Notes to Financial Statements

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Effective May 1, 2023, Franklin Mutual International Value Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
Prior to May 1, 2023, Franklin Mutual International Value Fund paid fees, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
Franklin Mutual Shares Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2023, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
Annualized Fee Rate Net Assets
0.800% Up to and including $1 billion
0.770% Over $1 billion, up to and including $2 billion
0.750% Over $2 billion, up to and including $5 billion
0.730% In excess of $5 billion
Annualized Fee Rate Net Assets
0.875% Up to and including $1 billion
0.845% Over $1 billion, up to and including $2 billion
0.825% Over $2 billion, up to and including $5 billion
0.805% In excess of $5 billion
Annualized Fee Rate Net Assets
0.675% Up to and including $5 billion
0.645% Over $5 billion, up to and including $10 billion
0.625% Over $10 billion, up to and including $15 billion
0.595% Over $15 billion, up to and including $20 billion
0.585% Over $20 billion, up to and including $25 billion
0.565% Over $25 billion, up to and including $30 billion
0.555% Over $30 billion, up to and including $35 billion
0.545% In excess of $35 billion
Franklin Mutual
Beacon Fund
Franklin Mutual
Financial
Services Fund
Franklin
Mutual Global
Discovery Fund
Gross effective investment management fee rate ................... 0.675% 0.875% 0.841%
Franklin Mutual
International
Value Fund
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Gross effective investment management fee rate ................... 0.824% 0.675% 0.667%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Funds. The fee is paid by
Franklin Mutual based on the Funds’ average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class with the exception of Class Z and Class R6 shares, pursuant to
Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of the each Fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
Franklin Mutual
Beacon Fund
Franklin Mutual
Financial
Services Fund
Franklin
Mutual Global
Discovery Fund
Class A ................................................ 0.35% 0.35% 0.35%
Class C ................................................ 1.00% 1.00% 1.00%
Class R ................................................ 0.50% —% 0.50%
Franklin Mutual
International
Value Fund
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Class A ................................................ 0.35% 0.35% 0.35%
Class C ................................................ 1.00% 1.00% 1.00%
Class R ................................................ 0.50% 0.50% 0.50%
Franklin Mutual
Beacon Fund
Franklin Mutual
Financial
Services Fund
Franklin
Mutual Global
Discovery Fund
Sales charges retained net of commissions paid to unaffiliated brokers/
dealers .................................................. $27,569 $10,414 $197,547
CDSC retained ............................................ $2,720 $3,605 $18,808
3. Transactions with Affiliates
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended December 31, 2023, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended December 31, 2023, investments in affiliated management investment companies were as follows:
Franklin Mutual
International
Value Fund
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Sales charges retained net of commissions paid to unaffiliated brokers/
dealers .................................................. $10,843 $19,889 $75,951
CDSC retained ............................................ $543 $2,148 $8,590
Franklin Mutual
Beacon Fund
Franklin Mutual
Financial
Services Fund
Franklin
Mutual Global
Discovery Fund
Transfer agent fees ......................................... $855,350 $172,757 $3,144,497
Franklin Mutual
International
Value Fund
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Transfer agent fees ......................................... $271,518 $836,543 $2,068,992
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
g. Waiver and Expense Reimbursements
Franklin Mutual has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Mutual Global Discovery Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, expenses related to securities sold short, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the
Fund do not exceed 1.00% based on the average net assets of each class until April 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Effective May 1, 2023, Franklin Mutual has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Mutual International Value Fund so that the operating expenses
(excluding interest expense, distribution fees, acquired fund fees and expenses, expenses related to securities sold short, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations)
for each class of the Fund do not exceed 0.95% based on the average net assets of each class until April 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of Franklin Mutual Beacon Fund, Franklin Mutual International Value Fund and
Franklin Mutual Quest Fund have been capped so that transfer agent fees for that class do not exceed 0.02% based on the average net assets of the class until April 30, 2024.
Transfer agent fees on Class R6 shares of Franklin Mutual Financial Services Fund, Franklin Mutual Global Discovery Fund
and Franklin Mutual Shares Fund have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until April 30, 2024.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% $3,000 $467,000 $(470,000) $— $— $— — $420
Total Affiliated Securities ... $3,000 $467,000 $(470,000) $— $— $— $420
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% $— $11,952,000 $(11,952,000) $— $— $— — $8,679
Total Affiliated Securities ... $— $11,952,000 $(11,952,000) $— $— $— $8,679
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
4. Expense Offset Arrangement
The Funds have previously entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended December 31, 2023, the custodian fees were reduced as noted in the Statements of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Independent Trustees' Retirement Plan
On January 1, 1993, the Trust adopted an Independent Trustees’ Retirement Plan (Plan). The Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.
During the year ended December 31, 2023, the Funds' projected benefit obligation and benefit payments under the Plan were as follows:
6. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2023, the capital loss carryforwards were as follows:
Franklin Mutual
Beacon Fund
Franklin Mutual
Financial Services
Fund
Franklin Mutual
Global Discovery
Fund
a
Projected benefit obligation at December 31, 2023 ................. $159,427 $17,120 $721,490
b
Increase (decrease) in projected benefit obligation ................. $496 $52 $1,411
Benefit payments made to retired trustees ........................ $(9,054) $(1,035) $(26,532)
Franklin Mutual
International Value
Fund
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
a
Projected benefit obligation at December 31, 2023 ................. $99,932 $213,185 $673,006
b
Increase (decrease) in projected benefit obligation ................. $119 $422 $1,083
Benefit payments made to retired trustees ........................ $(2,276) $(8,029) $(20,660)
a
The projected benefit obligation is included in trustees’ fees and expenses in the Statements of Assets and Liabilities.
b
The increase (decrease) in projected benefit obligation is reflected in trustees’ fees and expenses in the Statements of Operations.
Franklin Mutual
Financial
Services Fund
Franklin
Mutual Global
Discovery Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................................................... $ 9,795,446 $ —
Long term ............................................................... 48,431,233 1,436,505
a
Total capital loss carryforwards .............................................. $58,226,679 $1,436,505

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Notes to Financial Statements

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a
Includes $ 1 , 436 , 505 from the acquired Franklin Mutual International Fund, which may be carried over to offset future capital gains, subject to certain limitations.
During the year ended December 31, 2023, Franklin Mutual Global Discovery Fund utilized $1,500,376 of capital loss carryforwards.
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2023, Franklin Mutual Beacon Fund deferred post-October capital losses of
$7,101,188.
The tax character of distributions paid during the years ended December 31, 2023 and 2022, was as follows:
At December 31, 2023, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Franklin Mutual
International
Value Fund
Franklin Mutual
Quest Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................................................... $ — $ 149,942,380
Long term ............................................................... 127,083,463 457,674,639
Total capital loss carryforwards .............................................. $127,083,463 $607,617,019
Franklin Mutual Beacon Fund
Franklin Mutual Financial Services
Fund
2023 2022 2023 2022
Distributions paid from:
Ordinary income ........................ $60,778,236 $49,229,979 $7,890,835 $7,775,387
Long term capital gain .................... 127,465,163 226,384,772 — —
$188,243,399 $275,614,751 $7,890,835 $7,775,387
Franklin Mutual Global Discovery
Fund
Franklin Mutual International Value
Fund
2023 2022 2023 2022
Distributions paid from:
Ordinary income ........................ $326,400,138 $161,763,944 $17,137,424 $22,885,083
Long term capital gain .................... 280,039,761 671,293,581 — —
$606,439,899 $833,057,525 $17,137,424 $22,885,083
Franklin Mutual Quest Fund Franklin Mutual Shares Fund
2023 2022 2023 2022
Distributions paid from:
Ordinary income ........................ $117,585,280 $99,447,735 $145,669,153 $102,921,111
Long term capital gain .................... — — 252,891,734 530,104,277
$117,585,280 $99,447,735 $398,560,887 $633,025,388
6. Income Taxes
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, EU reclaims, passive foreign investment company shares, bond discounts and premiums, tax straddles, derivative financial instruments and corporate actions.
The Funds, except for Franklin Mutual Quest Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
7. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the year ended December
31, 2023, were as follows:
Franklin Mutual
Beacon Fund
Franklin Mutual
Financial
Services Fund
Franklin
Mutual Global
Discovery Fund
a a a a
Cost of investments ........................................ $2,531,111,801 $275,455,386 $6,968,010,674
Unrealized appreciation ...................................... $699,095,452 $92,297,471 $2,210,493,577
Unrealized depreciation ...................................... (49,078,218) (13,747,416) (120,729,447)
Net unrealized appreciation (depreciation) ........................ $650,017,234 $78,550,055 $2,089,764,130
Distributable earnings:
Undistributed ordinary income ................................. $1,078,889 $23,279 $11,211,362
Undistributed long term capital gains ............................ — — 71,514,163
Total distributable earnings ................................... $1,078,889 $23,279 $82,725,525
Franklin Mutual
International
Value Fund
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
a a a a
Cost of investments ........................................ $669,229,117 $2,515,848,581 $5,509,106,185
Unrealized appreciation ...................................... $137,937,109 $283,882,702 $1,597,401,226
Unrealized depreciation ...................................... (20,096,704) (141,906,069) (110,454,639)
Net unrealized appreciation (depreciation) ........................ $117,840,405 $141,976,633 $1,486,946,587
Distributable earnings:
Undistributed ordinary income ................................. $10,836,788 $305,080 $17,199,976
Undistributed long term capital gains ............................ — — 17,003,899
Total distributable earnings ................................... $10,836,788 $305,080 $34,203,875
Franklin Mutual
Beacon Fund
Franklin Mutual
Financial
Services Fund
Franklin
Mutual Global
Discovery Fund
Purchases ............................................... $1,306,113,209 $59,949,429 $3,045,926,466
Sales ................................................... $1,371,555,997 $101,759,342 $3,939,696,064
6. Income Taxes
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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8. Credit Risk and Defaulted Securities
The Funds may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Funds. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Funds discontinue accruing income and recognize an adjustment for uncollectible interest.
At December 31, 2023, the aggregate long value of distressed company securities for which interest recognition has been discontinued for Franklin Mutual Quest Fund was $359,370, representing less than 0.1% of the Fund's net assets. For information as to specific securities, see the accompanying Schedule of Investments.
At December 31, 2023, Franklin Mutual Beacon Fund, Franklin Mutual Financial Services Fund, Franklin Mutual Global
Discovery Fund, Franklin Mutual International Value Fund and Franklin Mutual Shares Fund did not hold any distressed company securities for which interest recognition has been discontinued.
9. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
10. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2023, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Franklin Mutual
International
Value Fund
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Purchases ............................................... $424,256,668 $2,352,163,898 $2,318,001,505
Sales ................................................... $445,837,886 $2,462,537,137 $3,083,667,688
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Beacon Fund
2,846,329 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 1,890,264 $ 83,975
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $1,890,264 $83,975
7. Investment Transactions
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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11. Other Derivative Information
At December 31, 2023, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Global Discovery Fund
3,819,425 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 2,536,499 $ 112,684
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $2,536,499 $112,684
Principal
Amount /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Quest Fund
106,532
Inclusive Language Services LLC, Membership
Interests, B ............................... 4/30/14 $ — $ 25,234,214
2,548,299 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 1,692,334 75,183
27,328,012
Sorenson Communications LLC, Term Loan, A, PIK,
10%, 4/01/30 ............................. 4/01/22 - 12/31/23 27,241,350 28,538,278
108,658,668
Sorenson Communications LLC, Term Loan, B, PIK, 8%,
4/01/30 .................................. 4/01/22 - 12/31/23 106,618,701 96,971,368
1 Tenerity , Inc. ............................... 1/31/22 204 34
48,380 Tenerity , Inc., 4/10/24 ......................... 5/11/17 6,590,959 309,776
7,104 Wayne Services Legacy, Inc. ................... 1/22/19 — 93,178
1,714,983 Windstream Holdings, Inc. ..................... 9/21/20 - 6/09/23 14,021,182 21,666,778
Total Restricted Securities (Value is 6.5% of Net Assets) .............. $156,164,730 $172,888,809
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares Fund
7,234,813 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 4,804,678 $ 213,449
7,469 Wayne Services Legacy, Inc. ................... 1/22/19 — 97,962
2,243,497 Windstream Holdings, Inc. ..................... 9/21/20 - 6/09/23 18,342,152 28,343,926
Total Restricted Securities (Value is 0.4% of Net Assets) .............. $23,146,830 $28,655,337
†
Rounds to less than 0.1% of net assets.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Financial Services Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 276,257
a
Unrealized appreciation on OTC
forward exchange contracts
87,390 Unrealized depreciation on OTC
forward exchange contracts
692,149
10. Restricted Securities
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Financial Services Fund (continued)
Total .................... $87,390 $968,406
Franklin Mutual Global Discovery Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 6,840,871
a
Unrealized appreciation on OTC
forward exchange contracts
1,856,315 Unrealized depreciation on OTC
forward exchange contracts
20,933,443
Total .................... $1,856,315 $27,774,314
Franklin Mutual International Value Fund
Equity contracts ...........
Variation margin on futures
contracts
23,793
a
Variation margin on futures
contracts
—
Total .................... $23,793 $—
Franklin Mutual Quest Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
— Variation margin on futures
contracts
576,522
a
Unrealized appreciation on OTC
forward exchange contracts
128,068 Unrealized depreciation on OTC
forward exchange contracts
6,404,731
Equity contracts ...........
Investments in securities, at value —
b
Options written, at value —
Total .................... $128,068 $6,981,253
Franklin Mutual Shares Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
— Variation margin on futures
contracts
358,604
a
Unrealized appreciation on OTC
forward exchange contracts
46,997 Unrealized depreciation on OTC
forward exchange contracts
1,134,686
Total .................... $46,997 $1,493,290
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only the variation margin receivable/
payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
Purchased option contracts are included in investments in securities, at value in the Statements of Assets and Liabilities.
11. Other Derivative Information
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
For the year ended December 31, 2023, the effect of derivative contracts in the Statements of Operations was as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Mutual Financial Services Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $(70,392) Futures contracts $(239,045)
Forward exchange contracts (1,741,023) Forward exchange contracts 892,830
Total ....................... $(1,811,415) $653,785
Franklin Mutual Global Discovery Fund
Foreign exchange contracts .....
Futures contracts (358,709) Futures contracts (3,834,301)
Forward exchange contracts 25,423,577 Forward exchange contracts 651,542
Total ....................... $25,064,868 $(3,182,759)
Franklin Mutual International Value Fund
Foreign exchange contracts .....
Futures contracts (3,774,764) Futures contracts 848,440
Forward exchange contracts (5,443,911) Forward exchange contracts 1,788,975
Equity Contracts ..............
Futures contracts 28,156 Futures contracts 65,752
Total ....................... $(9,190,519) $2,703,167
Franklin Mutual Quest Fund
Foreign exchange contracts .....
Futures contracts (266,362) Futures contracts (679,120)
Forward exchange contracts 947,051 Forward exchange contracts (4,277,860)
Equity Contracts ..............
Investments (471,411)
a
Investments (133,462)
a
Written options 3,092,376 Written options 284,300
Total ....................... $3,301,654 $(4,806,142)
Franklin Mutual Shares Fund
Foreign exchange contracts .....
Futures contracts (514,591) Futures contracts (745,261)
Forward exchange contracts (4,659,863) Forward exchange contracts 3,010,130
Total ....................... $(5,174,454) $2,264,869
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statements of Operations.
11. Other Derivative Information
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
For the year ended December 31, 2023, the average month end notional amount of futures contracts and options and the average month end contract value for forward exchange contracts, were as follows:
See Note 1(d) regarding derivative financial instruments.
12. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended December 31, 2023, investments in “affiliated companies” were as follows:
Franklin Mutual
Financial
Services Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International Value
Fund
Futures contracts ..................................... $ 12,755,033 $ 286,100,735 $ 45,365,547
Forwards exchange contracts ............................ 45,055,262 628,248,753 68,261,186
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Futures contracts ........................................................ $ 37 , 336 , 960 $ 27 , 018 , 327
Forwards exchange contracts ............................................... 115 , 903 , 368 61 , 736 , 473
Options ................................................................ 100,648,092 –
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares /Principal
Amount Held at
End
of Year
Investment
Income
Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
Dividends
AB&T Financial Corp ... $ 136,791 $ — $ — $ — $ (23,176) $ 113,615 226,100 $ 288
Total Affiliated Securities
(Value is 0.0%
*
of Net
Assets) ............ $136,791 $— $— $— $(23,176) $113,615 $288
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Dividends
Inclusive Language
Services LLC, Membership
Interests, B .......... 9,476,129 — — — 15,758,085 25,234,214 106,532 —
Sorenson Communications
LLC, Membership Interests — — (2,524,365)
b
2,524,365 — —
a
— —
Wayne Services Legacy,
Inc. ............... — — — — 93,178 93,178 7,104 —
Interest
Sorenson Communications
LLC, Term Loan, A, PIK,
10%, 4/01/30 ........ 23,170,071 2,611,973
b
— — 2,756,234 28,538,278 27,328,012 2,602,145
11. Other Derivative Information
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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13. Upcoming Reorganization
On December 14, 2023, the Board for Franklin Mutual Series Funds approved a proposal to reorganize Franklin Mutual
Financial Services Fund with and into Franklin Mutual Global Discovery Fund. Upon completion of the reorganization on or about April 26, 2024, assets in Franklin Mutual Financial Services Fund will be transferred into Franklin Mutual Global
Discovery Fund.
14. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 2, 2024, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 31, 2025, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Principal
Amount Held at
End
of Year
Investment
Income
Franklin Mutual Quest Fund (continued)
Non-Controlled Affiliates
Sorenson Communications
LLC, Term Loan, B, PIK,
8%, 4/01/30 ......... $ 78,322,185 $ 7,303,324
b
$ — $ — $ 11,345,859 $ 96,971,368 108,658,668 $ 6,863,359
Total Affiliated Securities
(Value is 5.6% of Net
Assets) ............ $110,968,385 $9,915,297 $(2,524,365) $2,524,365 $29,953,356 $150,837,038 $9,465,504
Franklin Mutual Shares Fund
Non-Controlled Affiliates
Dividends
International Automotive
Components Group Brazil
LLC ............... 254,651 — — — (41,202) 213,449 7,234,813 —
Wayne Services Legacy,
Inc. ............... — — — — 97,962 97,962 7,469 —
Total Affiliated Securities
(Value is 0.0%
*
of Net
Assets) ............ $254,651 $— $— $— $56,760 $311,411 $—
*
Rounds to less than 0.1% of net assets.
a
As of December 31, 2023, no longer held by the fund.
b
May include accretion, amortization, partnership adjustments, and/or corporate actions.
12. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended December 31, 2023, the
Funds did not use the Global Credit Facility.
15. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2023, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Beacon Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 101,272,553 $ — $ 101,272,553
Air Freight & Logistics ................... 92,240,237 — — 92,240,237
Automobile Components ................. — — 83,975 83,975
Banks ............................... 132,061,898 181,550,374 — 313,612,272
Beverages ........................... — 107,463,658 — 107,463,658
Building Products ...................... 94,934,463 — — 94,934,463
Capital Markets ........................ 114,801,509 — — 114,801,509
Consumer Staples Distribution & Retail ...... — 77,136,622 — 77,136,622
Containers & Packaging ................. 61,085,547 — — 61,085,547
Diversified Telecommunication Services ..... — 85,087,631 — 85,087,631
Energy Equipment & Services ............. 67,087,678 — — 67,087,678
Entertainment ......................... 103,982,298 — — 103,982,298
Financial Services ...................... 99,426,649 — — 99,426,649
Health Care Equipment & Supplies ......... 120,171,331 — — 120,171,331
Health Care Providers & Services .......... 81,340,328 — — 81,340,328
Household Products .................... — 104,148,196 — 104,148,196
Insurance ............................ 154,653,519 — — 154,653,519
Machinery ............................ 108,729,346 — — 108,729,346
Media ............................... 94,326,417 — — 94,326,417
Metals & Mining ....................... — 82,844,424 — 82,844,424
Oil, Gas & Consumable Fuels ............. — 114,155,694 — 114,155,694
Personal Care Products ................. — 102,394,283 — 102,394,283
Pharmaceuticals ....................... 214,505,395 101,427,333 — 315,932,728
Retail REITs .......................... 65,339,484 — — 65,339,484
Software ............................. 73,650,158 — — 73,650,158
Technology Hardware, Storage & Peripherals . — 108,827,526 — 108,827,526
Textiles, Apparel & Luxury Goods .......... 67,001,157 86,397,027 — 153,398,184
14. Credit Facility
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
Level 1 Level 2 Level 3 Total
Franklin Mutual Beacon Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Tobacco ............................. $ — $ 32,029,060 $ — $ 32,029,060
Trading Companies & Distributors .......... 120,990,598 — — 120,990,598
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 29,982,667 — 29,982,667
Total Investments in Securities ........... $1,866,328,012 $1,314,717,048
b
$83,975 $3,181,129,035
Franklin Mutual Financial Services Fund
Assets:
Investments in Securities:
Common Stocks :
Banks ............................... 82,850,680 52,159,415 — 135,010,095
Capital Markets ........................ 10,703,583 11,682,063 — 22,385,646
Consumer Finance ..................... 13,451,076 — — 13,451,076
Financial Services ...................... 35,845,158 — — 35,845,158
Household Durables .................... — 12,574,988 — 12,574,988
Insurance ............................ 63,593,441 32,507,643 — 96,101,084
Professional Services ................... 6,335,396 — — 6,335,396
Real Estate Management & Development .... 9,294,824 — — 9,294,824
Trading Companies & Distributors .......... 10,406,138 — — 10,406,138
Short Term Investments ................... — 13,482,052 — 13,482,052
Total Investments in Securities ........... $232,480,296 $122,406,161
c
$— $354,886,457
Other Financial Instruments:
Forward exchange contracts ............... $— $87,390 $— $87,390
Total Other Financial Instruments ......... $— $87,390 $— $87,390
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $— $692,149 $— $692,149
Futures contracts ........................ 276,257 — — 276,257
Total Other Financial Instruments ......... $276,257 $692,149 $— $968,406
Franklin Mutual Global Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 138,002,676 — 138,002,676
Air Freight & Logistics ................... 174,347,158 — — 174,347,158
Automobile Components ................. — 167,991,083 112,684 168,103,767
Automobiles .......................... 181,535,944 — — 181,535,944
Banks ............................... 297,258,222 350,104,876 — 647,363,098
Building Products ...................... 149,521,100 — — 149,521,100
Capital Markets ........................ 150,131,045 — — 150,131,045
Chemicals ........................... — 155,112,129 — 155,112,129
Consumer Finance ..................... 170,940,488 — — 170,940,488
Consumer Staples Distribution & Retail ...... — 175,203,497 — 175,203,497
Diversified Telecommunication Services ..... — 226,128,431 — 226,128,431
Electrical Equipment .................... — 148,019,608 — 148,019,608
Energy Equipment & Services ............. 160,708,315 — — 160,708,315
Entertainment ......................... 161,638,241 — — 161,638,241
Financial Services ...................... 540,519,373 — — 540,519,373
Food Products ........................ 177,370,428 163,882,476 — 341,252,904
Health Care Equipment & Supplies ......... 210,843,619 — — 210,843,619
Health Care Providers & Services .......... 524,216,944 148,720,495 — 672,937,439
Household Durables .................... 130,700,520 — — 130,700,520
15. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Household Products .................... $ — $ 134,926,717 $ — $ 134,926,717
Industrial Conglomerates ................ — 192,914,092 — 192,914,092
Insurance ............................ 143,623,842 184,352,134 — 327,975,976
Interactive Media & Services .............. 82,550,905 — — 82,550,905
IT Services ........................... — 169,442,064 — 169,442,064
Machinery ............................ 126,266,813 — — 126,266,813
Media ............................... 183,582,504 — — 183,582,504
Metals & Mining ....................... — 155,885,231 — 155,885,231
Oil, Gas & Consumable Fuels ............. 147,012,867 374,038,195 — 521,051,062
Personal Care Products ................. 151,427,121 164,463,895 — 315,891,016
Pharmaceuticals ....................... 387,986,468 183,975,089 — 571,961,557
Real Estate Management & Development .... 164,245,855 — — 164,245,855
Semiconductors & Semiconductor Equipment . — 124,692,618 — 124,692,618
Technology Hardware, Storage & Peripherals . — 183,715,311 — 183,715,311
Textiles, Apparel & Luxury Goods .......... 50,582,587 147,297,995 — 197,880,582
Tobacco ............................. — 149,021,930 — 149,021,930
Trading Companies & Distributors .......... 368,255,180 — — 368,255,180
Corporate Bonds ........................ — 58,747,810 — 58,747,810
Senior Floating Rate Interests ............... — 151,162,602 — 151,162,602
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 200,513,626 — 200,513,626
Total Investments in Securities ........... $4,835,265,539 $4,248,314,580
d
$112,684 $9,083,692,803
Other Financial Instruments:
Forward exchange contracts ............... $— $1,856,315 $— $1,856,315
Total Other Financial Instruments ......... $— $1,856,315 $— $1,856,315
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $— $20,933,443 $— $20,933,443
Futures contracts ........................ 6,840,871 — — 6,840,871
Total Other Financial Instruments ......... $6,840,871 $20,933,443 $— $27,774,314
Franklin Mutual International Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 33,370,999 — 33,370,999
Automobile Components ................. — 30,755,754 — 30,755,754
Banks ............................... — 98,928,322 — 98,928,322
Beverages ........................... — 28,110,137 — 28,110,137
Capital Markets ........................ — 20,633,674 — 20,633,674
Chemicals ........................... — 16,435,600 — 16,435,600
Consumer Staples Distribution & Retail ...... — 23,239,526 — 23,239,526
Diversified Telecommunication Services ..... — 52,581,971 — 52,581,971
Electrical Equipment .................... — 11,038,332 — 11,038,332
Electronic Equipment, Instruments &
Components .......................... — 20,698,413 — 20,698,413
Food Products ........................ — 8,735,463 — 8,735,463
Health Care Equipment & Supplies ......... — 20,288,608 — 20,288,608
Health Care Providers & Services .......... — 10,921,369 — 10,921,369
Household Durables .................... — 19,538,158 — 19,538,158
Household Products .................... — 6,679,902 — 6,679,902
Independent Power and Renewable Electricity
Producers ............................ — 14,798,481 — 14,798,481
15. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Level 1 Level 2 Level 3 Total
Franklin Mutual International Value Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Industrial Conglomerates ................ $ — $ 23,378,358 $ — $ 23,378,358
Insurance ............................ — 42,844,375 — 42,844,375
Interactive Media & Services .............. — 10,774,620 — 10,774,620
IT Services ........................... — 18,357,182 — 18,357,182
Metals & Mining ....................... — 44,172,839 — 44,172,839
Oil, Gas & Consumable Fuels ............. — 56,347,208 — 56,347,208
Personal Care Products ................. — 15,571,268 — 15,571,268
Pharmaceuticals ....................... — 43,050,101 — 43,050,101
Semiconductors & Semiconductor Equipment . — 12,852,596 — 12,852,596
Software ............................. 8,048,824 — — 8,048,824
Technology Hardware, Storage & Peripherals . — 26,922,627 — 26,922,627
Textiles, Apparel & Luxury Goods .......... — 16,622,250 — 16,622,250
Tobacco ............................. — 13,970,828 — 13,970,828
Trading Companies & Distributors .......... 18,788,691 — — 18,788,691
Short Term Investments ................... — 18,589,253 — 18,589,253
Total Investments in Securities ........... $26,837,515 $760,208,214
e
$— $787,045,729
Other Financial Instruments:
Futures contracts ........................ $23,793 $— $— $23,793
Total Other Financial Instruments ......... $23,793 $— $— $23,793
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 9,409,238 — — 9,409,238
Air Freight & Logistics ................... 38,007,680 — — 38,007,680
Automobile Components ................. 17,983,941 29,087,672 75,183 47,146,796
Automobiles .......................... 28,091,918 — — 28,091,918
Banks ............................... 154,953,868 18,706,214 — 173,660,082
Beverages ........................... — 37,735,613 — 37,735,613
Broadline Retail ....................... 25,813,836 — — 25,813,836
Building Products ...................... 26,753,664 — — 26,753,664
Chemicals ........................... 36,531,259 32,736,749 — 69,268,008
Communications Equipment .............. — — 25,234,214 25,234,214
Construction & Engineering ............... 26,785,840 — — 26,785,840
Consumer Staples Distribution & Retail ...... — 30,584,153 — 30,584,153
Containers & Packaging ................. 25,273,875 — — 25,273,875
Diversified Telecommunication Services ..... — 47,076,714 21,666,778 68,743,492
Electric Utilities ........................ 73,376,161 — — 73,376,161
Energy Equipment & Services ............. 63,028,709 — — 63,028,709
Entertainment ......................... 49,129,769 — — 49,129,769
Financial Services ...................... 80,473,000 — — 80,473,000
Food Products ........................ — 35,477,627 — 35,477,627
Health Care Equipment & Supplies ......... 41,421,900 — — 41,421,900
Health Care Providers & Services .......... 123,841,793 22,271,217 — 146,113,010
Hotels, Restaurants & Leisure ............. 12,275,551 — — 12,275,551
Household Products .................... — 54,179,847 — 54,179,847
Independent Power and Renewable Electricity
Producers ............................ 33,148,712 — — 33,148,712
Insurance ............................ 99,793,217 96,061,793 — 195,855,010
Media ............................... 49,639,269 — 34 49,639,303
Metals & Mining ....................... 32,984,700 44,590,179 — 77,574,879
Oil, Gas & Consumable Fuels ............. 36,954,274 46,444,018 — 83,398,292
15. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Mutual Quest Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Personal Care Products ................. $ 32,812,344 $ 31,524,144 $ — $ 64,336,488
Pharmaceuticals ....................... 73,787,986 45,163,571 — 118,951,557
Professional Services ................... 42,012,025 — — 42,012,025
Real Estate Management & Development .... 17,055,564 — — 17,055,564
Software ............................. 34,966,313 — — 34,966,313
Specialty Retail ........................ — — 93,178 93,178
Textiles, Apparel & Luxury Goods .......... 27,251,281 33,222,125 — 60,473,406
Tobacco ............................. — 64,596,991 — 64,596,991
Trading Companies & Distributors .......... 38,676,946 — — 38,676,946
Wireless Telecommunication Services ....... 3,074,894 — — 3,074,894
Warrants :
Media ............................... — — 309,776 309,776
Wireless Telecommunication Services ....... 378,693 — — 378,693
Convertible Bonds ....................... — 9,129,375 — 9,129,375
Corporate Bonds ........................ — 143,629,560 — 143,629,560
Senior Floating Rate Interests ............... — 197,615,226 125,509,646 323,124,872
Companies in Liquidation .................. — — —
a
—
Options purchased ....................... — —
a
— —
Short Term Investments ................... — 124,802,016 — 124,802,016
Total Investments in Securities ........... $1,355,688,220 $1,144,634,804
f
$172,888,809 $2,673,211,833
Other Financial Instruments:
Forward exchange contracts ............... $— $128,068 $— $128,068
Total Other Financial Instruments ......... $— $128,068 $— $128,068
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... $8,533,434 $— $— $8,533,434
Forward exchange contracts ................ — 6,404,731 — 6,404,731
Futures contracts ........................ 576,522 — — 576,522
Total Other Financial Instruments ......... $9,109,956 $6,404,731 $— $15,514,687
Franklin Mutual Shares Fund
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... 149,395,072 — — 149,395,072
Automobile Components ................. — — 213,449 213,449
Automobiles .......................... 147,809,076 — — 147,809,076
Banks ............................... 502,745,580 — — 502,745,580
Building Products ...................... 127,962,990 — — 127,962,990
Capital Markets ........................ 117,923,692 — — 117,923,692
Construction & Engineering ............... 130,711,675 — — 130,711,675
Consumer Finance ..................... 152,073,369 — — 152,073,369
Containers & Packaging ................. 113,525,894 — — 113,525,894
Diversified Telecommunication Services ..... — — 28,343,926 28,343,926
Electronic Equipment, Instruments &
Components .......................... 133,937,341 — — 133,937,341
Energy Equipment & Services ............. 112,176,435 — — 112,176,435
Entertainment ......................... 133,880,206 — — 133,880,206
Financial Services ...................... 449,419,848 — — 449,419,848
Food Products ........................ 173,647,171 — — 173,647,171
Health Care Equipment & Supplies ......... 258,185,608 — — 258,185,608
Health Care Providers & Services .......... 406,591,248 — — 406,591,248
Household Durables .................... 125,495,509 — — 125,495,509
15. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the be ginning and/or end of the year . At  December 3 1 , 202 3 , the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Insurance ............................ $ 200,416,546 $ — $ — $ 200,416,546
Interactive Media & Services .............. 72,017,056 — — 72,017,056
Machinery ............................ 181,967,579 — — 181,967,579
Media ............................... 281,377,341 — — 281,377,341
Metals & Mining ....................... 54,488,000 — — 54,488,000
Oil, Gas & Consumable Fuels ............. 289,092,913 125,587,412 — 414,680,325
Personal Care Products ................. 124,645,976 — — 124,645,976
Pharmaceuticals ....................... 318,044,039 144,520,669 — 462,564,708
Professional Services ................... 244,703,800 — — 244,703,800
Real Estate Management & Development .... 164,095,049 — — 164,095,049
Retail REITs .......................... 158,299,992 — — 158,299,992
Software ............................. 233,529,272 — — 233,529,272
Specialty Retail ........................ — — 97,962 97,962
Textiles, Apparel & Luxury Goods .......... 101,733,012 — — 101,733,012
Tobacco ............................. — 120,492,300 — 120,492,300
Trading Companies & Distributors .......... 237,649,454 — — 237,649,454
Wireless Telecommunication Services ....... 121,639,806 — — 121,639,806
Corporate Bonds ........................ — 130,970,785 — 130,970,785
Senior Floating Rate Interests ............... — 197,788,072 — 197,788,072
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 230,303,941 — 230,303,941
Total Investments in Securities ........... $6,019,180,549 $949,663,179
g
$28,655,337 $6,997,499,065
Other Financial Instruments:
Forward exchange contracts ............... $— $46,997 $— $46,997
Total Other Financial Instruments ......... $— $46,997 $— $46,997
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $— $1,134,686 $— $1,134,686
Futures contracts ........................ 358,604 — — 358,604
Total Other Financial Instruments ......... $358,604 $1,134,686 $— $1,493,290
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $1,284,734,381, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $108,810,494, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $3,837,890,542, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
Includes foreign securities valued at $741,618,961, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
f
Includes foreign securities valued at $669,458,627, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
g
Includes foreign securities valued at $390,600,381, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
15. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of December 31, 2023, are as follows:
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Automobile Components $ 89,695 $ — $ — $ — $ — $ — $ — $ (14,512) $ 75,183 $ (14,512)
Communications
Equipment ........ 9,476,129
c
— (2,524,365) — — — 2,524,365 15,758,085 25,234,214 15,758,085
Diversified
Telecommunication
Services .......... 15,568,639 1,161,706 — — — — — 4,936,433 21,666,778 4,936,433
Media ........... 44 — — — — — — (10) 34 (10)
Specialty Retail ..... —
c
— — — — — — 93,178 93,178 93,178
Warrants :
Diversified
Telecommunication
Services .......... 877,909 — (1,161,706) — — — — 283,797 — —
Media ........... 792,276 — — — — — — (482,500) 309,776 (482,500)
Senior Floating Rate
Interests :
Communications
Equipment ........ 101,492,256 9,799,788 — — — 115,509 — 14,102,093 125,509,646 14,102,093
Companies in Liquidation : —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $128,296,948 $10,961,494 $(3,686,071) $— $— $115,509 $2,524,365 $34,676,564 $172,888,809 $34,392,767
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks:
Communications Equipment. . . . . . . . $25,234,214 Market comparables Discount for lack of marketability
8.4% Decrease
EV/EBITDA multiple 6.7x Increase
EV/revenue multiple 1.8x Increase
Diversified Telecommunication Services 21,666,778 Market comparables Discount for lack of marketability
10.0% Decrease
EV/EBITDA multiple 4.2x Increase
Senior Floating Rate Interests:
15. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
16. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Communications Equipment . . . . . . 125,509,646 Discounted cash flow Discount rate 9.5% - 10.0%
(9.9%)
Decrease
All Other Investments . . . . . . . . . 478,171
c,d
Total . . . . . . . . . . . . . . . . . . . . . . . $172,888,809
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
d
Includes financial instruments determined to have no value.
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
Counterparty
BOFA
Bank of America N.A.
HSBK
HSBC Bank plc
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
WFLA
Wells Fargo Bank NA
Currency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Index
EAFE
Europe, Australasia and the Far East
MSCI
Morgan Stanley Capital International
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FHLB
Federal Home Loan Banks
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
15. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Shareholders and the Board of Trustees of Franklin Mutual Series Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Franklin Mutual Series Funds (the “Trust”)
(compromising Franklin Mutual Beacon Fund, Franklin Mutual Financial Services Fund, Franklin Mutual Global Discovery
Fund, Franklin Mutual International Value Fund (formerly, Franklin Mutual European Fund), Franklin Mutual Quest Fund and
Franklin Mutual Shares Fund (collectively referred to as the “Funds”)), including the schedules of investments as of December
31, 2023, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Franklin Mutual Series Funds at December 31, 2023,
the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Franklin investment companies since 1987.
Boston, Massachusetts
February 16, 2024

Franklin Mutual Series Funds
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2023:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended December 31, 2023:
Pursuant to:
Franklin Mutual
Beacon Fund
Franklin Mutual
Financial
Services Fund
Franklin
Mutual Global
Discovery Fund
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $127,465,163 — $287,000,393
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $25,295,972 $4,487,738 $58,568,939
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $75,811,233 $9,972,514 $212,309,505
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) — — $222,609,284
Section 163(j) Interest Dividends Earned §163(j) $2,546,556 — $19,294,094
Interest Earned from Federal Obligations Note (1) $3,250,281 $634,228 $10,338,465
Pursuant to:
Franklin Mutual
International
Value Fund
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) — — $252,891,734
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $94,650 $19,303,120 $90,166,657
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $21,206,549 $44,521,511 $135,003,834
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) — — $12,383,156
Section 163(j) Interest Dividends Earned §163(j) $895,543 $75,153,127 $42,335,429
Interest Earned from Federal Obligations Note (1) — $10,799,678 $13,114,096
Franklin Mutual
Beacon Fund
Franklin Mutual
Global Discovery
Fund
Foreign Taxes Paid $1,890,944 $9,389,785
Foreign Source Income Earned $40,554,331 $139,899,831

Franklin Mutual Series Funds
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Ann Torre Bates (1958) Chairperson
and Lead
Independent
Trustee
Chairperson of the
Board and Lead
Independent Trustee
since 2020 and Trustee
since 1995
29 Ares Strategic Income Fund
(closed-end investment
management company) (September
2022-present); Ares Capital
Corporation (specialty finance
company) (2010-present); and
formerly , United Natural Foods,
Inc. (food distribution) (2013-2023)
and Navient Corporation (loan
management, servicing and asset
recovery) (2014-2016).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Jan Hopkins Trachtman
(1947)
Trustee Since 2009 10 FTAC Parnassus Acquisition
Corp. (special purpose fintech
acquisition company) (2021-
2023); FTAC Olympus Acquisition
Corp. (special purpose fintech
acquisition company) (2020-2022)
and FinTech Acquisition Corp. III
(special purpose fintech acquisition
company) (2018-2021).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
President and Founder, The Jan Hopkins Group (communications consulting firm); serves on Alumni Advisory Board of Knight Bagehot
Fellowship; and formerly , President, Economic Club of New York (2007-2015); Anchor/Correspondent, CNN Financial News (until 2003);
Managing Director and Head of Client Communications, Citigroup Private Bank (until 2005); Off-Air Reporter, ABC News' World News Tonight;
and Editor, CBS Network News.
Keith E. Mitchell (1954) Trustee Since 2009 10 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Director of various boards of asset management firms; and formerly , Managing Member, Mitchell, Hartley & Bechtel Advisers, LLC ( formerly ,
Mitchell Advisers, LLC) (advisory firm) (2003-2015) and Managing Director, Putman Lovell NBF.
David W. Niemiec (1949) Trustee Since 2015 29 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).

Franklin Mutual Series Funds

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2023 109 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961) Trustee Since 2007 128 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Jennifer M. Johnson
3
(1964) Trustee Since 2021 70 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly ,
Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and
Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).
Christian K. Correa (1973) President and
Chief Executive
Officer –
Investment
Management
Since 2021 Not Applicable Not Applicable
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
President, Franklin Mutual Advisers, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

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Annual Report
Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 2: Gregory E. Johnson and Jennifer M. Johnson are siblings.
Note 3: Edward I. Altman and Gregory H. Williams are retired effective December 31, 2023.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer and director of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund's Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund's Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates, David W. Niemiec and Valerie M. Williams
as an audit committee financial expert. The Board believes that Ms. Bates, Mr. Niemiec and Ms. Williams qualify as such an expert in view of their extensive business background and experience. Ms. Bates has served as a member of the Fund Audit Committee since 1995. She currently serves as a director of Ares
Capital Corporation (2010-present) and United Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM
Corporation from 1997 to 2014 and Allied Capital Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from
1995 to 1997 and Vice President and Treasurer of US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2015, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream
LP (2017-present). Mr. Niemiec was formerly a director of Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing
Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read
& Co. Inc. Ms. Williams has served as a member of the Fund Audit Committee since December 2023, She currently serves as a director of Omnicom Group,
Inc. (advertising and marketing communications services) (2016-present), DTE Energy Co. (gas and electric utility) (2018-present), Devon Energy Corporation
(exploration and production of oil and gas) (2021-present); and formerly, WPX Energy, Inc. (exploration and production of oil and gas) (2018-2021), and
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors; and officer of certain funds in the Franklin Templeton/
Legg Mason fund complex.
Christopher Kings (1974) Chief Executive
Officer - Finance
and Administration
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alexander Y. Kymn (1973) Vice President
and Secretary
Since May 2023 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly ,
Senior Counsel, Wells Fargo (banking) and officer of certain funds in Wells Fargo complex (2018-2019).
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton/Legg Mason fund complex;
and formerly , Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting
(2017-2023).
Interested Board Members and Officers
(continued)

Franklin Mutual Series Funds

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Annual Report
formerly, Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst &
Young (1981-2005). As a result of such background and experience, the Board believes that Ms. Bates, Mr. Niemiec and Ms. Williams have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates, Mr. Niemiec and Ms. Williams are independent Board members as that term is defined under the applicable U.S. Securities and
Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Mutual Series Funds
Shareholder Information

franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

MS A 02/24
© 2024 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Mutual Series Funds
Investment Manager Distributor Shareholder Services
Franklin Mutual Advisers, LLC Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301 - (Class
A, C, R & R6)
(800) 448-FUND - (Class
Z)

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates
, David W. Niemiec and Valerie M. Williams
and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $356,895 for the fiscal year ended December 31, 2023 and $347,276 for the fiscal year ended December 31, 2022.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended December 31, 2023 and $1,976 for the fiscal year ended December 31, 2022. The services for which these fees were paid included identifying passive foreign investment companies to manage exposure to tax liabilities.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $25,000 for the fiscal year ended December 31, 2023 and $0 for the fiscal year ended December 31, 2022. The services for which these fees were paid included technical tax consultation for Thailand capital gain tax related matters.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant other than the services reported in paragraphs (a)-(c) of Item 4.

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than the services reported in paragraphs (a)-(c) of Item 4.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

        (i)     pre-approval of all audit and audit related services;

        (ii)    pre-approval of all non-audit related services to be provided to the Fund by the auditors;

        (iii)   pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

        (iv)    establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $25,000 for the fiscal year ended December 31, 2023 and $1,976 for the fiscal year ended December 31, 2022.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee
of Listed Registrants.
N/A

Item 6. Schedule of Investments.
N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies.  N/A

Item 8
. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9
. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls
.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.
Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
MUTUAL SERIES FUNDS

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  February 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  February 26, 2024

By S\JEFFREY WHITE______________________
      Jeffrey White
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  February 26, 2024